UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-7762

First Eagle Funds

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas
New York, NY 10105
(Address of principal executive offices) (Zip code)

Sheelyn Michael
First Eagle Funds
1345 Avenue of the Americas
New York, NY 10105
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-212-632-2700

Date of fiscal year end: October 31

Date of reporting period: April 30, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

Semiannual Report

April 30, 2020

First Eagle Global Fund

First Eagle Overseas Fund

First Eagle U.S. Value Fund

First Eagle Gold Fund

First Eagle Global Income Builder Fund

First Eagle High Income Fund (formerly First Eagle High Yield Fund)

First Eagle Fund of America

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on www.feim.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by notifying your financial intermediary directly or, if you are a direct investor, by calling 800.334.2143 or by visiting www.Fundreports.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your reports. If you invest directly with a Fund, you can call 800.334.2143 or visit www.Fundreports.com. Your election to receive reports in paper will apply to all funds held with First Eagle or your financial intermediary.

Advised by First Eagle Investment Management, LLC

Forward-Looking Statement Disclosure

One of our most important responsibilities as mutual fund managers is to communicate with shareholders in an open and direct manner. Some of our comments in our letters to shareholders are based on current management expectations and are considered "forward-looking statements". Actual future results, however, may prove to be different from our expectations. You can identify forward-looking statements by words such as "may", "will", "believe", "attempt", "seek", "think", "ought", "try" and other similar terms. We cannot promise future returns. Our opinions are a reflection of our best judgment at the time this report is compiled, and we disclaim any obligation to update or alter forward-looking statements as a result of new information, future events, or otherwise.

First Eagle Funds | Semiannual Report | April 30, 2020

Table of Contents

Letter from the President	4
Management's Discussion of Fund Performance	8
Performance Chart	13
First Eagle Global Fund
Fund Overview	22
Consolidated Schedule of Investments	24
First Eagle Overseas Fund
Fund Overview	38
Consolidated Schedule of Investments	40
First Eagle U.S. Value Fund
Fund Overview	52
Consolidated Schedule of Investments	54
First Eagle Gold Fund
Fund Overview	60
Consolidated Schedule of Investments	62
First Eagle Global Income Builder Fund
Fund Overview	66
Schedule of Investments	68
First Eagle High Income Fund (formerly First Eagle High Yield Fund)
Fund Overview	82
Schedule of Investments	84
First Eagle Fund of America
Fund Overview	92
Schedule of Investments	94
Statements of Assets and Liabilities	100
Statements of Operations	108
Statements of Changes in Net Assets	112
Financial Highlights	124
Notes to Financial Statements	150
Fund Expenses	179
General Information	185

First Eagle Funds | Semiannual Report | April 30, 2020

Letter from the President (unaudited)

Mehdi Mahmud

Dear Fellow Shareholders,

For several years now, I have written about the disjunction between growing economic and political risks and the market's apparent lack of concern about these risks. In a world rife with hazards, investor sentiment seemed to be held aloft by a balloon of optimism. As recently as six months ago, global stock prices, as measured by the MSCI World Index, were continuing on their upward course. Who could have predicted that a microscopic bit of organic matter would act as the proverbial needle that pricks an investor optimism balloon that was over a decade in the making? The universe has a sense of humor, albeit a dark one.

While we did not anticipate that a global health crisis would be the driver of an abrupt change in risk perception, our increasing conviction that world securities markets were poised for some sort of reckoning proved prescient, and we believe we were positioned appropriately across investment strategies managed by First Eagle. Most of our funds are designed to be all-weather investments that can potentially benefit across market cycles, with bear markets used for planting seeds and bull markets for harvesting them; both phases were present in this period. While performance was generally down along with the markets, we invest with a long-term focus and believe that we strengthened our portfolios during these six months.

Shelter-in-place rules and other forms of social-distancing mandates have stifled economic activity, and unemployment in the United States has surged to levels comparable to the Great Depression. The economic landscape is cloudy. It is of particular concern that the pandemic triggered a globally coordinated slowdown in economic activity of historic magnitude; by contrast, the global financial crisis primarily affected Western developed economies, and growth elsewhere in the world—remember BRICS?—combined with massive fiscal and monetary stimuli helped moderate the negative impacts of the collapse in housing and its attendant effects on the economy and financial markets. This time, the whole world suffers together. We do not know when economies and markets will recover. It is striking that many public companies have withdrawn their financial guidance for 2020 because they have no precedent with which to model near-term business performance. Companies are not alone in

First Eagle Funds | Semiannual Report | April 30, 2020

their lack of visibility; in its most recent annual meeting, the Chinese government declined to offer forward guidance about GDP growth for the first time since it began the practice decades ago.

Setting public policy for the pandemic is especially fraught in the United States because this is a presidential election year and the political climate is already highly polarized. While some public figures emphasize the health risks of the virus, others focus on the damage a frozen economy is inflicting on businesses and individuals. Many states have begun to allow some resumption in economic activity, but at the risk that reopening prematurely could spur a new round of infections and ultimately prolong the pandemic and recession. Against this backdrop, it may be difficult for government leaders to compromise on balanced solutions. While stock prices have recovered substantially in certain geographies and sectors since March following unprecedented levels of monetary and fiscal stimulus, as of this writing it is not certain whether the upturn reflects a definitive change in market direction or is merely a pause in what will prove to be a longer-term decline. Meanwhile, even as universities, government research centers and pharmaceutical companies across the globe work toward tests, vaccines and cures, the novel coronavirus responsible for Covid-19 remains poorly understood.

On a more personal note, I am proud of how my colleagues at First Eagle were able to execute our fiduciary responsibility to clients in this tumultuous period. We were quick to shift to a work-from-home posture, and the transition was smoother than I could have imagined. Our commitment to our employees' safety is uncompromising, and the suspension of our work-from-home guidelines will be purposefully slow and thoughtful. In addition, we reassessed the business continuity plans of third parties that provide us essential services, and we are confident in their commitment and ability to manage any potential disruptions.

As always, our commitment to our clients is unwavering, and we stand ready to support you through this challenging time.

Global Value Team

Funds managed by the Global Value team were not immune to the economic downturn and market drawdown triggered by the Covid-19 outbreak, but they did display resilience in the challenging investment environment. The funds entered this period owning shares in companies the global value team believed to be of high quality alongside meaningful holdings in cash, cash equivalents, gold bullion and gold-related stocks. The team views cash and cash equivalents as deferred purchasing power, and during the first quarter 2020 selloff it deployed this capital countercyclically as stock prices fell. The team traded actively during this period as valuations became

First Eagle Funds | Semiannual Report | April 30, 2020

more attractive, adding to existing positions but also initiating new ones—including in some stocks that had been on the team's wish list for years. Gold played its designated role as a potential hedge, generally rising in value as equity prices slid.

High Income Team

The emergence of Covid-19 and the economic impact of the efforts to contain its transmission led to a deep, sharp repricing of risk assets as liquidity concerns emerged across the fixed income markets. These concerns were allayed in late March, however, when the Federal Reserve announced programs to target secondary bond market liquidity, including provisions that could provide relief to certain "fallen angels" (bonds issued as investment grade that have been downgraded to high yield). As a result, the primary credit market began to thaw as investment grade companies and higher-quality high yield companies tapped the markets for liquidity. Continuing to believe that it is better to be prepared early rather than late for a market downturn, the High Income team emphasized defense by choosing bonds with higher credit quality and shorter duration. The team also held a considerable amount of cash and cash equivalents so it will be ready to take advantage of the credit deterioration it believes lies ahead.

Fund of America

Because of the economic crisis, the Fund of America team became concerned that liquidity issues at portfolio companies might deteriorate into solvency issues. It analyzed balance sheets to best determine whether companies would be able to meet their maturing debt obligations. The team also increased the pace of its meetings with managements in the belief that the quality of senior managers will soon be reflected in share prices. It harvested stocks where it felt the risk of longer-term impairment was too great relative to the price decline, and it directed the proceeds toward names that may have experienced similar declines but appeared better positioned to weather the crisis and emerge from it with a strong hand.

We also have important news regarding management of Fund of America going forward. While the Fund has been subadvised by Iridian Asset Management LLC ("Iridian") in Iridian's event-driven equity style for many years, we announced in a supplement to the Fund's prospectus dated June 9, 2020 that Iridian will resign as subadviser to the Fund (expected in August). At that time, a team from First Eagle Investment Management, LLC will commence management of the Fund in a U.S.-focused value strategy that will seek, in accord with a revised investment objective, to deliver both capital appreciation and income. Also at that time, First Eagle Investment Management, LLC will lower its investment advisory fee (from an annual rate of 0.90% of the Fund's daily net assets, currently waived to 0.85%, to an

First Eagle Funds | Semiannual Report | April 30, 2020

annual rate of 0.50% of the Fund's daily net assets). We recognize these are meaningful changes, especially for longtime shareholders, and encourage you to watch for more information from us on the planned investment program as the year proceeds. In the interim, please do review the prospectus supplement carefully.

I thank you for entrusting your assets to our stewardship.

Sincerely,

Mehdi Mahmud,
President

June 2020

First Eagle Funds | Semiannual Report | April 30, 2020

Management's Discussion of Fund Performance (unaudited)*

First Eagle Global Fund

The net asset value ("NAV") of the Fund's Class A shares decreased 8.58% for the six months ending April 30, 2020 while the MSCI World Index decreased 7.29%. The Fund's cash and cash equivalents position was 8.1% as of April 30, 2020.

The five largest contributors to the performance of First Eagle Global Fund over the period were gold bullion, Barrick Gold Corp. (metals & mining, Canada), Newmont Corp. (metals & mining, United States), Wheaton Precious Metals Corp. (metals & mining, Canada) and Microsoft Corp. (software, United States). Collectively, they accounted for 2.77% points of this period's performance.

The five largest detractors were Schlumberger Ltd. (energy equipment & services, United States), Exxon Mobil Corp. (oil, gas & consumable fuels, United States), Lloyds Banking Group plc (banks, United Kingdom), Weyerhaeuser Co. (equity real estate investment trusts, United States) and Flowserve Corp. (machinery, United States). Their combined negative performance over the period subtracted 2.46% points from fund performance.

First Eagle Overseas Fund

The NAV of the Fund's Class A shares decreased 8.86% for the six months ending April 30, 2020 while the MSCI EAFE Index decreased 14.21%. The Fund's cash and cash equivalents position was 10.3% as of April 30, 2020.

The five largest contributors to the performance of First Eagle Overseas Fund during the period were gold bullion, Newmont Corp. (metals & mining, United States) Barrick Gold Corp. (metals & mining, Canada), Wheaton Precious Metals Corp. (metals & mining, Canada) and British American Tobacco plc (tobacco, United Kingdom). Collectively, they accounted for 2.83% points of this period's performance.

The five largest detractors were Lloyds Banking Group plc (banks, United Kingdom), TechnipFMC Plc (energy equipment & services, United Kingdom), Cie de Saint-Gobain (building products, France), Haw Par Corp. Ltd. (pharmaceuticals, Singapore) and Imperial Oil Ltd. (oil, gas & consumable fuels, Canada). Their combined negative performance over the period subtracted 2.72% points from fund performance.

First Eagle Funds | Semiannual Report | April 30, 2020

Management's Discussion of Fund Performance

First Eagle U.S. Value Fund

The NAV of the Fund's Class A shares decreased 9.72% for the six months ending April 30, 2020 while the S&P 500 Index decreased 3.16%. The Fund's cash and cash equivalents position was 9.6% as of April 30, 2020.

The five largest contributors to the performance of First Eagle U.S. Value Fund over the period were gold bullion, Barrick Gold Corp. (metals & mining, Canada), Newmont Corp. (metals & mining, United States), Microsoft Corp. (software, United States) and Facebook, Inc., Class A (interactive media & services, United States). Collectively, they accounted for 3.06% points of this period's performance.

The five largest detractors were Weyerhaeuser Co. (equity real estate investment trusts, United States), Flowserve Corp. (machinery, United States), Schlumberger Ltd. (energy equipment & services, United States), Exxon Mobil Corp. (oil, gas & consumable fuels, United States) and Alleghany Corp. (insurance, United States). Their combined negative performance over the period subtracted 4.92% points from fund performance.

First Eagle Gold Fund

The NAV of the Fund's Class A shares increased 21.97% for the six months ending April 30, 2020 while the FTSE Gold Mines Index total return increased 22.30%. The Fund's cash and cash equivalents position was 10.5% as of April 30, 2020.

The five largest contributors to the performance of First Eagle Gold Fund over the period were Newmont Corp. (metals & mining, United States), Barrick Gold Corp. (metals & mining, Canada), Novagold Resources Inc. (metals & mining, Canada), Wheaton Precious Metals Corp. (metals & mining, Canada) and B2Gold Corp. (metals & mining, Canada). Collectively, they accounted for 16.98% points of this period's performance.

The five largest detractors were Newcrest Mining Limited (metals & mining, Australia), Industrias Penoles SAB de CV (metals & mining, Mexico), OceanaGold Corporation (metals & mining, Australia), Agnico Eagle Mines Ltd. (metals & mining, Canada) and Fresnillo plc (metals & mining, Mexico). Their combined negative performance over the period subtracted 1.98% points from fund performance.

First Eagle Global Income Builder Fund

The NAV of the Fund's Class A shares decreased 7.41% for the six months ending April 30, 2020 while the MSCI World Index decreased 7.29% and the Bloomberg

First Eagle Funds | Semiannual Report | April 30, 2020

Management's Discussion of Fund Performance

Barclays U.S. Aggregate Bond Index rose 4.86%. The composite index1 was down 2.15% over the same time period. The Fund's cash and cash equivalents position was 4.4% as of April 30, 2020.

The five largest contributors to the performance of First Eagle Global Income Builder Fund over the period were gold bullion, British American Tobacco plc (tobacco, United Kingdom), Wheaton Precious Metals Corp. (metals & mining, Canada), Franco-Nevada Corp. (metals & mining, Canada) and KDDI Corp. (wireless telecommunication services, Japan). Collectively, they accounted for 1.55% points of this period's performance.

The five largest detractors were Exxon Mobil Corp. (oil, gas & consumable fuels, US), Wells Fargo & Co. (banks, United States), Schlumberger Ltd. (energy equipment & services, United States), Lloyds Banking Group plc (banks, United Kingdom) and Jardine Matheson Holdings Ltd. (industrial conglomerates, Hong Kong). Their combined negative performance over the period subtracted 2.27% points from fund performance.

First Eagle High Income Fund2

The NAV of the Fund's Class I shares decreased 6.44% for the six months ending April 30, 2020 while the Bloomberg Barclays U.S. Corporate High Yield Index decreased 6.62%. The Fund's cash and cash equivalents position was 7.8% as of April 30, 2020.

The five largest contributors to the performance of First Eagle High Income Fund over the period were HCA, Inc. 5.88% , 05/01/2023 (health care providers & services, United States), BI-LO Holding Finance LLC, 1st Term Loan B 9.38% 05/31/2024 (food & staples retailing, United States), Dell International LLC 7.13%, 06/15/2024 (technology hardware, storage & peripherals, United States), KFC Holding Co 5.00%, 06/01/2024 (hotels, restaurants & leisure, United States) and Centene Corp. 4.63%, 12/15/2029 (health care providers & services, United States). Collectively, they accounted for 0.38% points of this period's performance.

The five largest detractors were EnQuest Plc 7.00%, 04/15/2022 (oil, gas & consumable fuels, United Kingdom), Men's Wearhouse, Inc. (The) 7.00%, 07/01/2022 (specialty retail, United States), NGL Energy Partners LP 7.50%, 11/01/2023 (oil, gas & consumable fuels, United States), Precision Drilling Corp. 7.75%, 12/15/2023 (energy equipment & services, Canada) and Genesis Energy LP 6.00%, 05/15/2023 (oil, gas & consumable fuels, United States). Their combined negative performance over the period subtracted 2.98% points from fund performance.

1  The composite index consists of 60% of the MSCI World Index and 40% of the Bloomberg Barclays U.S. Aggregate Bond Index.

2  First Eagle High Income Fund was known as First Eagle High Yield Fund prior to March 1, 2020.

First Eagle Funds | Semiannual Report | April 30, 2020

Management's Discussion of Fund Performance

First Eagle Fund of America

The NAV of the Fund's Class Y shares decreased 11.33% for the six months ending April 30, 2020 while the S&P 500 Index decreased 3.16%. The Fund's cash and cash equivalents position was 7.5% as of April 30, 2020.

The five largest contributors to the performance of Fund of America over the period were Medicines Co. (biotechnology, United States), Halozyme Therapeutics, Inc. (biotechnology, United States), Innoviva, Inc. (pharmaceuticals, United States), Zillow Group, Inc., Class C (interactive media & services, United States) and Entegris, Inc. (semiconductors & semiconductor equipment, United States). Collectively, they accounted for 5.31% points of this period's performance.

The five largest detractors were Wyndham Destinations, Inc. (hotels, restaurants & leisure, United States) Marathon Petroleum Corp. (oil, gas & consumable fuels, United States), Wyndham Hotels & Resorts, Inc. (hotels, restaurants & leisure, United States), Martin Marietta Materials, Inc. (construction materials, United States) and General Dynamics Corp. (aerospace & defense, United States). Their combined negative performance over the period subtracted 10.73% points from fund performance.

Matthew McLennan Head of the Global Value Team Portfolio Manager Global, Overseas, U.S. Value and Gold Funds	T. Kimball Brooker, Jr. Portfolio Manager Global, Overseas, U.S. Value and Global Income Builder Funds

Matt Lamphier Portfolio Manager U.S. Value Fund	Edward Meigs Portfolio Manager Global Income Builder and High Income Funds

First Eagle Funds | Semiannual Report | April 30, 2020

Management's Discussion of Fund Performance

Sean Slein Portfolio Manager Global Income Builder and High Income Funds	Thomas Kertsos Portfolio Manager Gold Fund

Harold Levy Portfolio Manager Fund of America	Eric Stone Portfolio Manager Fund of America

Lukasz Thieme Portfolio Manager Fund of America	Julien Albertini Portfolio Manager Global Income Builder Fund

June 2020

The performance data quoted herein represents past performance and does not guarantee future results. Market volatility can dramatically impact a fund's short-term performance. Current performance may be lower or higher than figures shown. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance data through the most recent month end is available at feim.com or by calling 800.334.2143.

The commentary represents the opinion of Mehdi Mahmud and the Portfolio Management Teams as of June 2020 and is subject to change based on market and other conditions. These materials are provided for informational purposes only. These opinions are not intended to be a forecast of future events, a guarantee of future results, or investment advice. The views expressed herein may change at any time subsequent to the date of issue hereof. The information provided is not to be construed as a recommendation or an offer to buy or sell or the solicitation of an offer to buy or sell any fund or security.

First Eagle Funds | Semiannual Report | April 30, 2020

Performance Chart1 (unaudited)

	One Year	Three Years	Five Years	Ten Years	Since Inception	Inception Date
First Eagle Global Fund
Class A (SGENX) without sales charge	-5.23%	1.46%	3.02%	5.95%	12.41%	01/01/79[2]
with sales charge	-9.97%	-0.26%	1.97%	5.41%	12.27%	01/01/79[2]
Class C (FESGX)	-5.95%	0.70%	2.25%	5.16%	8.63%	06/05/00
Class I (SGIIX)	-4.97%	1.73%	3.30%	6.23%	9.61%	07/31/98
Class R3 (EARGX)	-5.30%	—	—	—	-1.14%	05/01/18
Class R4 (EAGRX)	-5.07%	—	—	—	2.69%	01/17/18
Class R5 (FRGLX)	—	—	—	—	-7.97%	07/29/19
Class R6 (FEGRX)	-4.90%	1.80%	—	—	1.87%	03/01/17
MSCI World Index[3]	-4.00%	4.99%	4.92%	7.68%	9.24%	01/01/79
First Eagle Overseas Fund
Class A (SGOVX) without sales charge	-4.76%	-0.13%	1.26%	4.44%	9.43%	08/31/93
with sales charge	-9.52%	-1.81%	0.23%	3.90%	9.22%	08/31/93
Class C (FESOX)	-5.47%	-0.86%	0.51%	3.67%	7.85%	06/05/00
Class I (SGOIX)	-4.48%	0.16%	1.54%	4.72%	9.23%	07/31/98
Class R3 (EAROX)	-5.04%	—	—	—	-3.06%	05/01/18
Class R4 (FIORX)	-4.72%	—	—	—	-4.22%	01/17/18
Class R5 (FEROX)	-4.75%	—	—	—	-1.53%	03/11/19
Class R6 (FEORX)	-4.42%	0.23%	—	—	0.95%	03/01/17
MSCI EAFE Index[4]	-11.34%	-0.58%	-0.17%	3.55%	4.29%	08/31/93

First Eagle Funds | Semiannual Report | April 30, 2020

Performance Chart (unaudited)

	One Year	Three Years	Five Years	Ten Years	Since Inception	Inception Date
First Eagle U.S. Value Fund
Class A (FEVAX) without sales charge	-8.01%	2.10%	3.68%	6.47%	7.88%	09/04/01
with sales charge	-12.59%	0.37%	2.63%	5.93%	7.58%	09/04/01
Class C (FEVCX)	-8.68%	1.33%	2.90%	5.67%	7.07%	09/04/01
Class I (FEVIX)	-7.72%	2.39%	3.97%	6.75%	8.15%	09/04/01
Class R3 (EARVX)	-8.13%	—	—	—	-1.10%	05/01/18
Class R4 (FIVRX)	—	—	—	—	-10.77%	07/29/19
Class R5 (FERVX)	—	—	—	—	-10.67%	07/29/19
Class R6 (FEVRX)	-7.68%	2.41%	—	—	1.94%	03/01/17
S&P 500 Index[5]	0.86%	9.04%	9.12%	11.69%	7.32%	09/04/01
First Eagle Gold Fund
Class A (SGGDX) without sales charge	57.84%	10.43%	8.77%	-1.32%	5.98%	08/31/93
with sales charge	49.93%	8.56%	7.65%	-1.83%	5.78%	08/31/93
Class C (FEGOX)	56.55%	9.58%	7.91%	-2.09%	5.73%	05/15/03
Class I (FEGIX)	58.23%	10.74%	9.09%	-1.06%	6.82%	05/15/03
Class R3 (EAURX)	57.82%	—	—	—	19.63%	05/01/18
Class R4 (FIURX)	—	—	—	—	26.91%	07/29/19
Class R5 (FERUX)	—	—	—	—	26.81%	07/29/19
Class R6 (FEURX)	58.31%	10.83%	—	—	9.63%	03/01/17
FTSE Gold Mines Index[6]	66.78%	14.42%	12.33%	-3.90%	0.65%	08/31/93
MSCI World Index[3]	-4.00%	4.99%	4.92%	7.68%	6.57%	08/31/93

First Eagle Funds | Semiannual Report | April 30, 2020

Performance Chart (unaudited)

	One Year	Three Years	Five Years	Ten Years	Since Inception	Inception Date
First Eagle Global Income Builder Fund
Class A (FEBAX) without sales charge	-5.08%	1.01%	2.27%	—	4.44%	05/01/12
with sales charge	-9.82%	-0.71%	1.22%	—	3.77%	05/01/12
Class C (FEBCX)	-5.82%	0.25%	1.50%	—	3.65%	05/01/12
Class I (FEBIX)	-4.85%	1.29%	2.55%	—	4.71%	05/01/12
Class R3 (FBRRX)	-5.26%	—	—	—	-1.49%	05/01/18
Class R4 (FIBRX)	—	—	—	—	-6.79%	07/29/19
Class R5 (EABRX)	—	—	—	—	-6.72%	07/29/19
Class R6 (FEBRX)	-4.87%	1.29%	—	—	1.86%	03/01/17
Composite Index[7]	2.31%	5.41%	4.74%	—	6.42%	05/01/12
MSCI World Index[3]	-4.00%	4.99%	4.92%	—	8.02%	05/01/12
Bloomberg Barclays U.S. Aggregate Bond Index[8]	10.84%	5.17%	3.80%	—	3.34%	05/01/12
First Eagle High Income Fund
Class A (FEHAX) without sales charge	-4.72%	0.34%	1.46%	—	3.67%	01/03/12
with sales charge	-9.00%	-1.19%	0.53%	—	3.10%	01/03/12
Class C (FEHCX)	-5.55%	-0.44%	0.71%	—	2.88%	01/03/12
Class I (FEHIX)	-4.56%	0.60%	1.75%	4.56%	6.84%	11/19/07[9]
Class R3 (EARHX)	-4.84%	—	—	—	-1.03%	05/01/18
Class R4 (FIHRX)	—	—	—	—	-6.58%	07/29/19
Class R5 (FERHX)	—	—	—	—	-6.39%	07/29/19
Class R6 (FEHRX)	-4.52%	0.59%	—	—	0.88%	03/01/17
Bloomberg Barclays U.S. Corporate High Yield Index[10]	-4.11%	1.87%	3.44%	5.86%	6.64%	11/19/07

First Eagle Funds | Semiannual Report | April 30, 2020

Performance Chart (unaudited)

	One Year	Three Years	Five Years	Ten Years	Since Inception	Inception Date
First Eagle Fund of America
Class A (FEFAX) without sales charge	-10.63%	-3.21%	-1.41%	6.43%	6.72%	11/20/98
with sales charge	-15.10%	-4.85%	-2.42%	5.89%	6.47%	11/20/98
Class C (FEAMX)	-11.26%	-3.92%	-2.15%	5.64%	6.00%	03/02/98
Class I (FEAIX)	-10.31%	-2.91%	-1.12%	—	3.72%	03/08/13
Class Y (FEAFX)[11]	-10.61%	-3.21%	-1.42%	6.43%	10.13%	04/10/87
Class R3 (EARFX)	-10.74%	—	—	—	-7.80%	05/01/18
Class R4 (EAFRX)	—	—	—	—	-13.28%	07/29/19
Class R5 (FERFX)	—	—	—	—	-13.22%	07/29/19
Class R6 (FEFRX)	-10.31%	-2.87%	—	—	-2.01%	03/01/17
S&P 500 Index[5]	0.86%	9.04%	9.12%	11.69%	9.62%	04/10/87

1  The performance data quoted herein represents past performance and does not guarantee future results. Market volatility can dramatically impact the fund's short-term performance. Current performance may be lower or higher than figures shown. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance data through the most recent month end is available at feim.com or by calling 800.334.2143. The average annual returns for Class A Shares "with sales charge" of First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund, First Eagle Global Income Builder Fund and First Eagle Fund of America give effect to the deduction of the maximum sales charge of 5.00%. The average annual returns for Class A Shares "with sales charge" of First Eagle High Income Fund gives effect to the deduction of the maximum sales charge of 4.50%.

The average annual returns for Class C Shares reflect the maximum contingent deferred sales charge (CDSC), which is charged on the lesser of the original purchase price or the current market value at the time of sale. This pertains to the shares sold or redeemed with the first year of purchase.

For First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund and First Eagle Fund of America, a contingent deferred sales charge of 1.00% may apply on redemptions of Class A shares made within 18 months following a purchase of $1,000,000 or more without an initial sales charge.

With respect to the First Eagle Global Income Builder Fund and the First Eagle High Income Fund, a contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares made within 18 months following a purchase of $250,000 or more without an initial sales charge.

Class I Shares of First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund, First Eagle Global Income Builder Fund, First Eagle High Income Fund and First Eagle Fund of America require $1 million minimum investment and are offered without a sales charge.

First Eagle Funds | Semiannual Report | April 30, 2020

Performance Chart (unaudited)

Class Y Shares of First Eagle Fund of America are offered without a sales charge.

Class R3 Shares, Class R4 Shares, Class R5 Shares and Class R6 Shares of First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund, First Eagle Global Income Builder Fund, First Eagle High Income Fund and First Eagle Fund of America are offered without a sales charge.

2  The Fund commenced operations on April 28, 1970. Performance for periods prior to January 1, 2000, occurred while a prior portfolio manager of the fund was affiliated with another firm. Inception date shown is when this prior portfolio manager assumed portfolio management responsibilities.

3  The MSCI World Index is a widely followed, unmanaged group of stocks from 23 developed market countries. The index provides total returns in U.S. dollars with net dividends reinvested. One cannot invest directly in an index.

4  The MSCI EAFE Index is an unmanaged total return index, reported in U.S. dollars, based on share prices and reinvested net dividends of companies from 21 developed market countries, excluding the United States and Canada. One cannot invest directly in an index.

5  The S&P 500 Index is a widely recognized unmanaged index including a representative sample of 500 leading companies in leading sectors of the U.S. economy. Although the S&P 500 Index focuses on the large-cap segment of the market, with approximately 80% coverage of U.S. equities, it is also considered a proxy for the total market. The S&P 500 Index includes dividends reinvested. One cannot invest directly in an index.

6  The FTSE Gold Mines Index is designed to reflect the performance of the worldwide market in the shares of companies whose principal activity is the mining of gold. The FTSE Gold Mines Index encompasses all gold mining companies that have a sustainable, attributable gold production of at least 300,000 ounces a year and that derive 51% or more of their revenue from mined gold. The Index is unmanaged, and includes dividends reinvested. One cannot invest directly in an index.

7  The composite index consists of 60% of the MSCI World Index and 40% of the Bloomberg Barclays U.S. Aggregate Bond Index.

8  The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS. One cannot invest directly in an index.

9  First Eagle High Income Fund (formerly named First Eagle High Yield Fund) commenced operations in its present form on December 30, 2011, and is successor to another mutual fund pursuant to a reorganization on December 30, 2011. Information prior to December 30, 2011 is for this predecessor fund. Immediately after the reorganization, changes in net asset value of the Class I shares were partially impacted by differences in how the Fund and the predecessor fund price portfolio securities.

10  The Bloomberg Barclays U.S. Corporate High Yield Index is composed of fixed-rate, publicly issued, non-investment grade debt and is unmanaged, with dividends reinvested. The index includes both corporate and non-corporate sectors. The corporate sectors are Industrial, Utility, and Finance, which include both U.S. and non-U.S. corporations. One cannot invest directly in an index.

11  As of September 1, 2005, First Eagle Fund of America Class Y is closed to new accounts.

First Eagle Funds | Semiannual Report | April 30, 2020

Performance Chart (unaudited)

Expense Ratios As Stated In The Most Recent Prospectus

	Class A	Class C	Class I	Class Y	Class R3	Class R4	Class R5	Class R6
First Eagle Global Fund	1.11%	1.87%	0.85%	—	1.14%	0.97%	1.35%	0.79%
First Eagle Overseas Fund	1.15	1.89	0.86	—	1.32	1.04	1.12	0.80
First Eagle U.S. Value Fund[12,13]	1.16	1.92	0.88	—	1.26	1.51	1.40	0.83
First Eagle Gold Fund	1.29	2.05	0.99	—	1.25	1.49	0.96	0.89
First Eagle Global Income Builder Fund	1.18	1.94	0.93	—	1.37	1.49	1.38	0.93
First Eagle High Income Fund[12,14]	1.34	2.10	1.05	—	1.44	1.70	1.59	1.02
First Eagle Fund of America[12,15]	1.39	2.13	1.06	1.36%	1.45	1.67	1.56	1.01

12  For the First Eagle U.S. Value Fund, First Eagle High Income Fund and First Eagle Fund of America, had fees not been waived and/or expenses reimbursed, returns would have been lower.

13  These are the actual fund operating expenses prior to the application of fee waivers and/or expense reimbursements. The Adviser has contractually agreed to waive its management fee at an annual rate in the amount of 0.05% of the average daily value of the Fund's net assets for the period through February 28, 2021. This waiver has the effect of reducing the management fee for the term of the waiver from 0.75% to 0.70% on First Eagle U.S. Value Fund.

14  These are the actual fund operating expenses prior to the application of fee waivers and/or expense reimbursements. The Adviser has contractually agreed to waive its management fee at an annual rate in the amount of 0.10% of the average daily value of the Fund's net assets for the period through February 28, 2021. This waiver has the effect of reducing the management fee for the term of the waiver from 0.70% to 0.60% on First Eagle High Income Fund.

15  These are the actual fund operating expenses prior to the application of fee waivers and/or expense reimbursements. The Adviser has contractually agreed to waive its management fee at an annual rate in the amount of 0.05% of the average daily value of the Fund's first $2.25 billion through February 28, 2021. This waiver has the effect of reducing the management fee for the term of the waiver from 0.90% to 0.85% on First Eagle Fund of America.

These expense ratios are presented as of March 1, 2020 and may differ from corresponding ratios shown elsewhere in this report because of differing time periods (and/or, if applicable, because these expense ratios do not include expense credits or waivers).

There are risks associated with investing in funds that invest in securities of foreign countries, such as erratic market conditions, economic and political instability and fluctuations in currency exchange rates. These risks may be more pronounced with respect to investments in emerging markets. Funds whose investments are concentrated in a specific industry or sector may be subject to a higher degree of risk than funds whose investments are diversified and may not be suitable for all investors.

All securities may be subject to adverse market trends. The value of a Fund's portfolio holdings may fluctuate in response to events specific to the companies or stock or bond markets in which a Fund invests, as well as economic, political, or social events in the United States or abroad. Markets can be volatile, and values of individual securities and other investments at times may decline significantly and rapidly. This may cause a Fund's portfolio to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer or the market as a whole. As a result, a portfolio of such securities may underperform the market as a whole.

First Eagle Funds | Semiannual Report | April 30, 2020

Performance Chart (unaudited)

In addition to investments in larger companies, each Fund may invest in small and medium-size companies, which historically have been more volatile in price than larger company securities, especially over the short term. Positions in smaller companies, especially when the Fund is a large holder of a small company's securities, also may be more difficult or expensive to trade. Among the reasons for the greater price volatility are the less certain growth prospects of smaller companies, the lower degree of liquidity in the markets for such securities and the greater sensitivity of smaller companies to changing economic conditions. In addition, smaller companies may lack depth of management, they may be unable to generate funds necessary for growth or development, or they may be developing or marketing new products or services for which markets are not yet established and may never become established. The Funds consider small companies to be companies with market capitalizations of less than $1 billion and medium-size companies to have market capitalizations of less than $10 billion.

Holding illiquid securities restricts or otherwise limits the ability for a Fund to freely dispose of its investments for specific periods of time. A Fund might not be able to sell illiquid securities at its desired price or time. Changes in the markets or in regulations governing the trading of illiquid instruments can cause rapid changes in the price or ability to sell an illiquid security. The market for lower-quality debt instruments, including junk bonds and leveraged loans, is generally less liquid than the market for higher-quality debt instruments.

Investment in gold and gold-related investments present certain risks, including political and economic risks affecting the price of gold and other precious metals including specific changes in U.S. and foreign regulatory policies, tax, currency or mining laws, increased environmental costs, international monetary and political policies, economic conditions within an individual country, trade imbalances, and trade or currency restrictions between countries. The price of gold, in turn, is likely to affect the market prices of securities of companies mining or processing gold, and accordingly, the value of investments in such securities may also be affected. Gold-related investments as a group have not performed as well as the stock market in general during periods when the U.S. dollar is strong, inflation is low and general economic conditions are stable. In addition, returns on gold-related investments have traditionally been more volatile than investments in broader equity or debt markets.

The event-driven investment style of the First Eagle Fund of America carries the additional risk that the event anticipated occurs later than expected, does not occur at all, or does not have the desired effect on the market price of the securities.

First Eagle High Income and First Eagle Global Income Builder Funds will invest in high yield instruments (commonly known as "high yield" or "junk" bonds) which may be subject to greater levels of interest rate, credit (including issuer default) and liquidity risk than investment grade securities and may experience extreme price fluctuations. The securities of such companies may be considered speculative and the ability of such companies to pay their debts on schedule may be uncertain.

First Eagle High Income and Global Income Builder Funds invest in bank loans. These investments potentially expose a fund to the credit risk of the underlying borrower, and in certain cases, of the financial institution. The fund's ability to receive payments in connection with the loan depends primarily on the financial condition of the borrower. The market for bank loans may be illiquid and the fund may have difficulty selling them, especially in the case of leveraged loans, which can be difficult to value. In addition, bank loans often have contractual restrictions on resale, which can delay the sale and adversely impact the sale price. At times, a fund may decline to receive non-public information relating to loans, which could disadvantage the fund relative to other investors.

Funds that invest in bonds are subject to credit and interest rate risk. The value of a fund's portfolio may fluctuate in response to the risk that the issuer of a bond or other instrument will not be able to make payments of interest and principal when due. In addition, fluctuations in interest rates can affect the value of debt instruments held by a fund. An increase in interest rates tends to reduce the market value of debt instruments, while a decline in interest rates tends to increase their values. Longer duration instruments tend to be more sensitive to interest rate changes than those with shorter durations.

Income generation and dividends are not guaranteed. If dividend paying stocks in the fund's portfolio stop paying or reduce dividends the fund's ability to generate income will be adversely affected.

First Eagle Funds | Semiannual Report | April 30, 2020

Performance Chart (unaudited)

An investment strategy that employs a "value" approach may pose a risk to a Fund that such investment strategy may not be successfully achieved. In any Fund, an investment made at a perceived "margin of safety" or "discount to intrinsic or fundamental value" can trade at prices substantially lower than when an investment is made, so that any perceived "margin of safety" or "discount to value" is no guarantee against loss. "Value" investments, as a category, or entire industries or sectors associated with such investments, may lose favor with investors as compared to those that are more "growth" oriented. In such an event, a Fund's investment returns would be expected to lag relative to returns associated with more growth-oriented investment strategies.

The value of a Fund's portfolio holdings may fluctuate in response to events specific to the companies or markets in which a Fund invests, as well as economic, political, or social events in the United States or abroad. Markets can be volatile, and values of individual securities and other investments at times may decline significantly and rapidly.

A recent outbreak of respiratory disease caused by a novel coronavirus was first detected in Wuhan City, Hubei Province, China and has now spread globally. The virus, named "SARS-CoV-2" (and the resulting respiratory disease sometimes referred to as the "corona virus" and abbreviated as "COVID-19") has resulted in, among other things, closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of COVID-19, and other epidemics and pandemics that may arise in the future, has affected and may continue to affect the economies of many nations, individual companies and the global markets, including liquidity, in general in ways that cannot necessarily be foreseen at the present time. The impact of COVID-19 and other infectious diseases in developing or emerging market countries may be greater for a variety of reasons. Public health crises, including those caused by COVID-19, may exacerbate pre-existing political, social and economic risks in certain countries. The impact may be short term or may last for an extended period of time.

All investments involve the risk of loss.

First Eagle Funds | Semiannual Report | April 30, 2020

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First Eagle Global Fund

Fund Overview

Data as of April 30, 2020 (unaudited)

Investment Objective

The First Eagle Global Fund seeks long-term growth of capital by investing in a range of asset classes from markets in the United States and throughout the world. This truly global fund is managed with a highly disciplined, bottom-up, value-oriented style.

Average Annual Returns (%)			One Year	Five Years	Ten Years
First Eagle Global Fund	Class A	without sales load	-5.23	3.02	5.95
		with sales load	-9.97	1.97	5.41
MSCI World Index			-4.00	4.92	7.68
Consumer Price Index			0.33	1.62	1.63

Asset Allocation* (%)

Sectors* (%)
Financials	13.0
Commodities	12.7
Industrials	12.5
Consumer Staples	11.5
Materials	8.9
Information Technology	8.3
Health Care	5.0
Communication Services	4.9
Consumer Discretionary	4.6
Energy	4.3
Real Estate	3.9
Foreign Government Securities	1.9
Utilities	0.4
Short-Term Investments	8.1

Countries*~ (%)

United States	49.6
Japan	10.5
United Kingdom	6.0
Canada	5.1
France	5.1
Switzerland	2.8
Hong Kong	2.4
South Korea	2.0
Mexico	1.1
Germany	1.1
Sweden	1.1
Taiwan	0.7
Brazil	0.6
Singapore	0.6
Belgium	0.5
Australia	0.5
Thailand	0.5
Norway	0.3
Poland	0.3
Malaysia	0.3
Peru	0.3
Ireland	0.2
Indonesia	0.2
Denmark	0.1
Short-Term Investments	8.1

^  Less than 0.05%.

*  Asset Allocation, Sector and Countries percentages are based on total investments in the portfolio.

~  Country allocations reflect country of risk (not currency of issue). Bonds of non-U.S. issuers may be U.S. dollar denominated.

The Fund's portfolio composition is subject to change at any time.

First Eagle Funds | Semiannual Report | April 30, 2020

First Eagle Global Fund | Fund Overview

Growth of a $10,000 Initial Investment

Performance data quoted herein represents past performance and should not be considered indicative of future results. Performance data quoted herein does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. The average annual returns shown above are historical and reflect changes in share price, reinvested dividends and are net of expenses.

The average annual returns for Class A shares give effect to the deduction of the maximum sales charge of 5.00%.

The MSCI World Index is a widely followed, unmanaged group of stocks from 23 developed market countries. The index provides total returns in U.S. dollars with net dividends reinvested. One cannot invest directly in an index. The Consumer Price Index (CPI) represents the change in price of all goods and services purchased for consumption by urban households.

Top 10 Holdings* (%)

Gold bullion** (Precious Metal)	12.6
Oracle Corp. (Software, United States)	2.6
Comcast Corp. (Media, United States)	2.1
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels, United States)	2.1
British American Tobacco plc (Tobacco, United Kingdom)	1.8
Danone SA (Food Products, France)	1.7
FANUC Corp. (Machinery, Japan)	1.7
Philip Morris International, Inc. (Tobacco, United States)	1.5
Colgate-Palmolive Co. (Household Products, United States)	1.4
Weyerhaeuser Co. (Equity Real Estate Investment Trusts (REITs), United States)	1.3
Total	28.8

*  Holdings in cash, commercial paper and other short-term cash equivalents have been excluded.

**The Fund invests in gold and precious metals through investment in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"). Gold Bullion and commodities include the Fund's investment in the Subsidiary.

Percentages are based on total net assets.

First Eagle Funds | Semiannual Report | April 30, 2020

First Eagle Global Fund | Consolidated Schedule of Investments | April 30, 2020 (unaudited)

Investments	Shares	Value ($)
Common Stocks — 76.9%
Australia — 0.5%
Newcrest Mining Ltd.	10,741,275	194,668,597
Belgium — 0.5%
Groupe Bruxelles Lambert SA*	2,788,865	223,097,755
Brazil — 0.6%
Ambev SA, ADR*	94,135,533	202,391,396
Cielo SA	75,872,591	56,647,367
		259,038,763
Canada — 5.1%
Agnico Eagle Mines Ltd.	3,871,032	226,179,843
Barrick Gold Corp.	19,592,416	503,916,940
Franco-Nevada Corp.	1,271,780	168,261,076
Imperial Oil Ltd.	10,896,401	176,055,216
Nutrien Ltd.	11,278,104	402,741,094
Power Corp. of Canada	11,607,608	185,628,330
Wheaton Precious Metals Corp.	11,902,240	449,428,582
		2,112,211,081
Denmark — 0.1%
ISS A/S*	2,870,500	42,676,646
France — 5.0%
Cie de Saint-Gobain	7,251,932	192,958,983
Danone SA	9,851,181	686,598,649
Legrand SA	2,350,814	157,604,818
LVMH Moet Hennessy Louis Vuitton SE	264,822	102,378,320
Rexel SA	11,789,132	110,107,983
Saint Jean Groupe SA	93,252	2,173,491
Sanofi	4,486,722	438,235,039
Sodexo SA	3,802,745	304,012,467
Wendel SE	1,067,994	91,619,023
		2,085,688,773
Germany — 1.1%
Brenntag AG	1,553,189	70,325,268
HeidelbergCement AG	3,733,264	176,998,308
Henkel AG & Co. KGaA (Preference)	1,980,388	175,831,850

First Eagle Funds | Semiannual Report | April 30, 2020

First Eagle Global Fund | Consolidated Schedule of Investments | April 30, 2020 (unaudited)

Investments	Shares	Value ($)
Germany — 1.1% (continued)
Hornbach Holding AG & Co. KGaA	451,742	25,788,989
		448,944,415
Hong Kong — 2.4%
CK Asset Holdings Ltd.	29,853,500	188,636,686
Guoco Group Ltd.	12,693,580	179,062,760
Hang Lung Properties Ltd.	34,453,406	73,702,962
Hongkong Land Holdings Ltd.	30,205,200	126,352,762
Hysan Development Co. Ltd.	23,322,348	77,807,050
Jardine Matheson Holdings Ltd.	6,979,771	305,722,031
Jardine Strategic Holdings Ltd.	1,542,800	33,165,436
		984,449,687
Ireland — 0.2%
CRH plc	3,284,015	99,014,689
Japan — 10.5%
Chofu Seisakusho Co. Ltd. (a)	3,346,500	73,267,601
FANUC Corp.	4,173,600	681,187,277
Hirose Electric Co. Ltd. (a)	2,082,315	228,631,749
Hoshizaki Corp.	2,080,300	158,533,080
Hoya Corp.	1,355,340	123,597,990
KDDI Corp.	3,224,500	93,395,368
Keyence Corp.	630,200	224,989,053
Komatsu Ltd.	6,756,000	127,829,822
Mitsubishi Electric Corp.	17,189,500	211,510,752
Mitsubishi Estate Co. Ltd.	30,826,080	498,708,450
MS&AD Insurance Group Holdings, Inc.	6,636,820	191,207,374
Nissin Foods Holdings Co. Ltd.	250,040	20,554,167
Olympus Corp.	2,001,224	31,753,160
Secom Co. Ltd.	6,447,130	536,525,745
Shimano, Inc.	1,791,290	263,956,801
SMC Corp.	575,156	259,983,532
Sompo Holdings, Inc.	15,871,600	514,803,558
T Hasegawa Co. Ltd. (a)	3,002,800	60,210,696
USS Co. Ltd.	997,600	15,796,848
		4,316,443,023

First Eagle Funds | Semiannual Report | April 30, 2020

First Eagle Global Fund | Consolidated Schedule of Investments | April 30, 2020 (unaudited)

Investments	Shares	Value ($)
Mexico — 0.8%
Fomento Economico Mexicano SAB de CV, ADR	1,906,198	122,625,717
Fresnillo plc	18,230,274	161,943,550
Industrias Penoles SAB de CV	6,401,020	49,421,261
		333,990,528
Norway — 0.3%
Orkla ASA	13,983,441	126,310,743
South Korea — 2.0%
Hyundai Mobis Co. Ltd.	1,067,561	150,931,991
Kia Motors Corp.	4,738,873	115,745,580
KT&G Corp.	5,366,496	358,307,206
Lotte Confectionery Co. Ltd.	161,797	17,050,529
Lotte Corp.	913,277	30,149,353
Namyang Dairy Products Co. Ltd. (a)	39,989	10,599,332
NAVER Corp.	304,531	49,373,785
Samsung Electronics Co. Ltd. (Preference)	3,025,981	104,897,501
		837,055,277
Sweden — 1.1%
Investor AB, Class A	2,404,983	118,646,423
Investor AB, Class B	3,394,798	168,715,366
Svenska Handelsbanken AB, Class A*	16,841,698	153,719,954
		441,081,743
Switzerland — 2.8%
Cie Financiere Richemont SA (Registered)	6,374,537	361,649,584
Nestle SA (Registered)	4,497,808	476,362,983
Pargesa Holding SA	4,327,670	307,855,509
		1,145,868,076
Taiwan — 0.7%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5,152,904	273,773,790
Thailand — 0.5%
Bangkok Bank PCL, NVDR	59,890,700	190,402,557
United Kingdom — 6.0%
Berkeley Group Holdings plc	5,086,651	267,014,011
British American Tobacco plc	18,990,473	731,973,534
Diageo plc	3,750,155	129,117,288

First Eagle Funds | Semiannual Report | April 30, 2020

First Eagle Global Fund | Consolidated Schedule of Investments | April 30, 2020 (unaudited)

Investments	Shares	Value ($)
United Kingdom — 6.0% (continued)
GlaxoSmithKline plc	14,471,132	301,905,403
Linde plc	2,051,560	377,875,983
Lloyds Banking Group plc	588,687,159	238,187,582
TechnipFMC plc	13,234,169	117,916,446
Unilever NV	6,403,844	318,907,054
		2,482,897,301
United States — 36.7%
3M Co.	1,923,597	292,232,856
Alleghany Corp.	418,350	223,277,578
Alphabet, Inc., Class A*	134,718	181,424,731
Alphabet, Inc., Class C*	218,828	295,124,570
American Express Co.	2,327,393	212,374,611
Analog Devices, Inc.	2,709,437	296,954,295
Anthem, Inc.	1,448,101	406,525,394
Bank of New York Mellon Corp. (The)	12,108,560	454,555,342
Berkshire Hathaway, Inc., Class A*	789	222,261,300
Booking Holdings, Inc.*	165,236	244,643,465
Brown & Brown, Inc.	5,966,695	214,264,017
CH Robinson Worldwide, Inc. (a)	7,172,180	508,507,562
Charles Schwab Corp. (The)	3,988,832	150,458,743
Colgate-Palmolive Co.	8,044,177	565,264,318
Comcast Corp., Class A	22,940,736	863,259,896
Cummins, Inc.	1,485,440	242,869,440
Deere & Co.	2,798,436	405,941,126
DENTSPLY SIRONA, Inc.	5,001,177	212,249,952
Equity Residential, REIT	1,502,686	97,764,751
Expeditors International of Washington, Inc.	1,672,498	119,759,219
Exxon Mobil Corp.	18,414,895	855,740,171
Facebook, Inc., Class A*	2,242,285	459,018,162
Flowserve Corp. (a)	8,382,216	236,127,025
HCA Healthcare, Inc.	1,665,329	182,986,351
IPG Photonics Corp.*	1,136,199	146,944,617
JG Boswell Co.	2,485	1,315,807
Kraft Heinz Co. (The)	4,743,185	143,860,801

First Eagle Funds | Semiannual Report | April 30, 2020

First Eagle Global Fund | Consolidated Schedule of Investments | April 30, 2020 (unaudited)

Investments	Shares	Value ($)
United States — 36.7% (continued)
Microsoft Corp.	2,381,939	426,867,288
Mills Music Trust (a)	31,592	988,830
National Oilwell Varco, Inc.	16,637,869	210,302,664
Newmont Corp.	8,919,957	530,559,042
NOW, Inc.*	1,193,093	7,361,384
Omnicom Group, Inc.	1,010,722	57,641,476
Oracle Corp.	20,466,750	1,084,123,747
Philip Morris International, Inc.	8,381,501	625,259,975
PPG Industries, Inc.	587,701	53,380,882
Royal Gold, Inc.	1,260,596	154,460,828
San Juan Basin Royalty Trust (a)	3,908,035	9,965,489
Schlumberger Ltd.	23,021,607	387,223,430
Scotts Miracle-Gro Co. (The)	886,616	109,966,982
Teradata Corp.* (a)	10,721,521	263,642,201
Texas Instruments, Inc.	2,603,572	302,196,602
Travelers Cos., Inc. (The)	2,533,520	256,417,559
Truist Financial Corp.	6,834,639	255,068,727
UGI Corp.	4,958,252	149,640,045
Union Pacific Corp.	1,349,610	215,654,182
Universal Health Services, Inc., Class B	2,116,279	223,669,528
US Bancorp	7,819,459	285,410,254
Varian Medical Systems, Inc.*	957,070	109,469,667
Wells Fargo & Co.	8,349,675	242,558,059
Weyerhaeuser Co., REIT	25,020,850	547,205,990
Willis Towers Watson plc	1,036,625	184,819,871
WR Berkley Corp.	4,472,075	241,492,050
		15,171,052,852
Total Common Stocks (Cost $27,683,634,906)		31,768,666,296
	Ounces
Commodities — 12.6%
Gold bullion* (Cost $3,255,381,405)	3,082,705	5,207,551,127

First Eagle Funds | Semiannual Report | April 30, 2020

First Eagle Global Fund | Consolidated Schedule of Investments | April 30, 2020 (unaudited)

Investments	Principal Amount ($)		Value ($)
Foreign Government Securities — 1.9%
Indonesia — 0.1%
Republic of Indonesia 8.25%, 7/15/2021	IDR	965,460,000,000	66,819,568
Malaysia — 0.3%
Malaysia Government Bond 3.66%, 10/15/2020	MYR	54,021,000	12,637,629
3.42%, 8/15/2022	MYR	443,682,000	105,496,536
			118,134,165
Mexico — 0.3%
Mex Bonos Desarr Fix Rt 6.50%, 6/9/2022	MXN	1,940,060,000	82,462,813
8.00%, 12/7/2023	MXN	911,940,000	41,042,030
			123,504,843
Peru — 0.3%
Republic of Peru 8.20%, 8/12/2026 (b)	PEN	318,059,000	120,112,590
Poland — 0.3%
Republic of Poland 2.50%, 4/25/2024	PLN	469,059,000	120,794,427
Singapore — 0.6%
Republic of Singapore 3.25%, 9/1/2020	SGD	119,604,000	85,641,941
2.25%, 6/1/2021	SGD	214,847,000	155,533,256
			241,175,197
Total Foreign Government Securities (Cost $825,080,847)			790,540,790
Corporate Bonds — 0.0% (c)
United States — 0.0% (c)
Bausch & Lomb, Inc. 7.13%, 8/1/2028‡ (Cost $4,992,196)		5,467,000	5,508,002
Short-Term Investments — 8.1%
Commercial Paper — 8.0%
ABB Treasury Center USA, Inc. 1.80%, 6/3/2020 (b)(d)		25,336,000	25,308,195

First Eagle Funds | Semiannual Report | April 30, 2020

First Eagle Global Fund | Consolidated Schedule of Investments | April 30, 2020 (unaudited)

Investments	Principal Amount ($)	Value ($)
Commercial Paper — 8.0% (continued)
1.80%, 6/4/2020 (b)(d)	28,188,000	28,155,388
1.80%, 6/5/2020 (b)(d)	31,183,000	31,145,019
1.80%, 6/8/2020 (d)	33,991,000	33,943,056
1.80%, 6/9/2020 (b)(d)	22,738,000	22,704,398
Apple, Inc. 1.58%, 5/6/2020 (b)(d)	86,050,000	86,049,068
1.58%, 5/7/2020 (b)(d)	47,030,000	47,029,360
1.58%, 5/13/2020 (b)(d)	62,116,000	62,113,757
0.34%, 5/27/2020 (b)(d)	42,594,000	42,590,199
0.32%, 6/4/2020 (b)(d)	34,541,000	34,536,063
0.28%, 6/5/2020 (b)(d)	42,503,000	42,496,625
0.29%, 6/9/2020 (b)(d)	38,639,000	38,632,002
BASF SE 1.93%, 5/11/2020 (b)(d)	46,467,000	46,453,370
1.80%, 6/2/2020 (b)(d)	77,958,000	77,834,086
1.80%, 6/3/2020 (b)(d)	61,816,000	61,715,641
BNG Bank NV 0.20%, 5/22/2020 (b)(d)	61,279,000	61,274,656
Chevron Corp. 1.53%, 5/7/2020 (b)(d)	67,964,000	67,960,828
Eli Lilly & Co. 1.59%, 5/14/2020 (d)	76,970,000	76,966,857
Engie SA 1.70%, 5/4/2020 (b)(d)	139,293,000	139,281,253
1.70%, 5/11/2020 (d)	36,755,000	36,746,970
0.74%, 5/12/2020 (d)	7,200,000	7,198,298
0.85%, 5/20/2020 (d)	38,492,000	38,479,961
Eni Finance USA, Inc. 1.24%, 5/1/2020 (b)(d)	13,863,000	13,862,513
1.80%, 5/14/2020 (b)(d)	17,416,000	17,403,687
1.80%, 5/18/2020 (d)	21,503,000	21,483,174
Entergy Corp. 0.90%, 5/1/2020 (b)(d)	10,395,000	10,394,738
EssilorLuxottica SA 0.50%, 6/24/2020 (b)(d)	25,893,000	25,881,409
0.50%, 6/25/2020 (b)(d)	25,893,000	25,881,118

First Eagle Funds | Semiannual Report | April 30, 2020

First Eagle Global Fund | Consolidated Schedule of Investments | April 30, 2020 (unaudited)

Investments	Principal Amount ($)	Value ($)
Commercial Paper — 8.0% (continued)
Export Development Corp. 1.61%, 5/26/2020 (d)	41,432,000	41,428,559
Exxon Mobil Corp. 1.60%, 5/21/2020 (d)	82,863,000	82,840,862
General Motors Financial Co., Inc. 3.50%, 5/1/2020 (d)	20,097,000	20,095,030
Henkel of America, Inc. 1.63%, 5/5/2020 (b)(d)	11,214,000	11,213,875
1.64%, 5/7/2020 (d)	31,049,000	31,048,457
Hitachi America Capital Ltd. 0.47%, 5/1/2020 (b)(d)	27,863,000	27,862,634
HP, Inc. 1.62%, 5/13/2020 (b)(d)	43,290,000	43,276,274
Kreditanstalt fuer Wiederaufbau 1.63%, 5/5/2020 (b)(d)	101,982,000	101,980,867
1.63%, 5/6/2020 (b)(d)	68,797,000	68,796,083
1.58%, 5/26/2020 (b)(d)	43,582,000	43,578,632
0.24%, 5/27/2020 (b)(d)	33,541,000	33,538,157
0.24%, 5/28/2020 (b)(d)	33,541,000	33,537,922
0.25%, 6/8/2020 (d)	61,823,000	61,812,083
0.27%, 6/24/2020 (d)	43,933,000	43,917,965
LVMH Moet Hennessy Louis Vuitton, Inc. 0.83%, 5/15/2020 (d)	88,971,000	88,960,620
1.60%, 6/15/2020 (b)(d)	37,100,000	37,079,236
MetLife Short Term Funding LLC 0.40%, 5/13/2020 (b)(d)	46,467,000	46,464,483
Nestle Capital Corp. 0.14%, 5/19/2020 (b)(d)	40,083,000	40,081,964
0.14%, 5/20/2020 (b)(d)	40,083,000	40,081,931
0.12%, 5/28/2020 (b)(d)	38,979,000	38,977,029
0.05%, 6/12/2020 (d)	50,000,000	49,996,357
Nestle Finance International Ltd. 1.59%, 5/20/2020 (b)(d)	65,836,000	65,834,244
NRW Bank 1.65%, 5/8/2020 (b)(d)	67,964,000	67,962,958
1.63%, 5/12/2020 (b)(d)	77,624,000	77,622,344
1.61%, 5/14/2020 (d)	63,491,000	63,489,494

First Eagle Funds | Semiannual Report | April 30, 2020

First Eagle Global Fund | Consolidated Schedule of Investments | April 30, 2020 (unaudited)

Investments	Principal Amount ($)	Value ($)
Commercial Paper — 8.0% (continued)
0.23%, 5/18/2020 (b)(d)	80,166,000	80,163,795
0.30%, 5/29/2020 (b)(d)	46,362,000	46,358,490
0.22%, 7/30/2020 (d)	35,175,000	35,152,772
0.22%, 7/31/2020 (d)	34,936,000	34,913,769
Philip Morris International, Inc. 0.75%, 5/8/2020 (b)(d)	28,572,000	28,571,562
0.75%, 5/11/2020 (d)	28,572,000	28,571,171
0.35%, 5/12/2020 (b)(d)	40,083,000	40,081,610
PSP Capital, Inc. 0.30%, 5/1/2020 (b)(d)	31,752,000	31,751,981
0.23%, 6/10/2020 (b)(d)	40,853,000	40,847,649
QUALCOMM, Inc. 0.50%, 6/18/2020 (b)(d)	19,397,000	19,391,588
Schlumberger Investment SA 1.60%, 5/1/2020 (d)	75,000,000	74,998,771
Siemens Capital Co. LLC 0.25%, 6/9/2020 (b)(d)	37,896,000	37,886,315
0.27%, 6/22/2020 (b)(d)	36,918,000	36,905,663
Total Capital Canada Ltd. 1.61%, 5/19/2020 (b)(d)	83,112,000	83,065,547
Unilever Capital Corp. 0.35%, 6/1/2020 (b)(d)	76,399,000	76,385,758
0.10%, 6/15/2020 (b)(d)	32,916,000	32,911,794
0.10%, 6/22/2020 (b)(d)	19,750,000	19,747,092
Walt Disney Co. (The) 1.00%, 5/22/2020 (b)(d)	78,146,000	78,136,210
Total Commercial Paper (Cost $3,310,054,589)		3,310,841,286
U.S. Treasury Obligations — 0.1%
U.S. Treasury Bills 0.81%, 9/10/2020 (d) (Cost $14,955,450)	15,000,000	14,993,400

First Eagle Funds | Semiannual Report | April 30, 2020

First Eagle Global Fund | Consolidated Schedule of Investments | April 30, 2020 (unaudited)

Investments	Shares	Value ($)
Investment Companies — 0.0% (c)
JP Morgan U.S. Government Money Market Fund, Agency Shares 0.14% (e) (Cost $80,177)	80,177	80,177
Total Short-Term Investments (Cost $3,325,090,216)		3,325,914,863
Total Investments — 99.5% (Cost $35,094,179,570)		41,098,181,078
Other Assets Less Liabilities — 0.5%		204,523,439
Net Assets — 100.0%		41,302,704,517

*  Non-income producing security.

‡  Value determined using significant unobservable inputs.

(a)  Affiliated company as defined under the Investment Company Act of 1940.

(b)  Securities exempt from registration under Rule 144A or section 4(a)2 of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at April 30, 2020 amounted to $2,558,909,650, which represents approximately 6.20% of net assets of the Fund.

(c)  Represents less than 0.05% of net assets.

(d)  The rate shown was the current yield as of April 30, 2020.

(e)  Represents 7-day effective yield as of April 30, 2020.

As of April 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,798,267,616
Aggregate gross unrealized depreciation	(4,786,822,332)
Net unrealized appreciation	$6,011,445,284
Federal income tax cost	$35,094,179,570

First Eagle Funds | Semiannual Report | April 30, 2020

First Eagle Global Fund | Consolidated Schedule of Investments | April 30, 2020 (unaudited)

Forward Foreign Currency Exchange Contracts outstanding as of April 30, 2020

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	220,761,050	EUR	197,116,000	HSBC Bank plc	5/13/2020	$4,716,941
USD	87,488,071	GBP	66,763,000	HSBC Bank plc	5/13/2020	3,397,983
GBP	14,203,000	USD	17,486,734	Goldman Sachs	6/17/2020	405,335
USD	106,197,122	GBP	81,477,000	Goldman Sachs	6/17/2020	3,557,394
Total unrealized appreciation						12,077,653
JPY	11,516,003,000	USD	108,702,042	HSBC Bank plc	5/13/2020	(1,379,320)
USD	354,697,932	JPY	38,311,101,000	HSBC Bank plc	5/13/2020	(2,340,152)
USD	73,130,333	EUR	67,507,000	Goldman Sachs	6/17/2020	(914,405)
Total unrealized depreciation						(4,633,877)
Net unrealized appreciation						$7,443,776

Abbreviations

ADR  — American Depositary Receipt

EUR  — Euro

GBP  — British Pound

IDR  — Indonesian Rupiah

JPY  — Japanese Yen

MXN  — Mexican Peso

MYR  — Malaysia Ringgit

NVDR  — Non-Voting Depositary Receipt

Preference  — A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

PEN  — Peruvian Sol

PLN  — Poland New Zloty

REIT  — Real Estate Investment Trust

SGD  — Singapore Dollar

USD  — United States Dollar

Affiliated Securities

Security Description	Shares at April 30, 2020	Market Value October 31, 2019	Purchases at Cost	Proceeds from Sales
Common Stock — 4.1%
France — 0.0% (c)
Saint Jean Groupe SA^	93,252	$6,719,259	$—	$(3,679,606)
Japan — 0.9%
Chofu Seisakusho Co. Ltd.	3,346,500	77,469,035	—	—
Hirose Electric Co. Ltd.	2,082,315	306,650,778	—	(41,996,352)
T Hasegawa Co. Ltd.	3,002,800	55,962,414	—	—
		440,082,227	—	(41,996,352)

First Eagle Funds | Semiannual Report | April 30, 2020

First Eagle Global Fund | Consolidated Schedule of Investments | April 30, 2020 (unaudited)

Affiliated Securities (continued)

Security Description	Shares at April 30, 2020	Market Value October 31, 2019	Purchases at Cost	Proceeds from Sales
South Korea — 0.0% (c)
Namyang Dairy Products Co. Ltd.	39,989	$16,171,580	$—	$—
Switzerland — 0.7%
Pargesa Holding SA^	4,327,670	342,096,567	—	—
United States — 2.5%
CH Robinson Worldwide, Inc.	7,172,180	422,526,099	110,965,507	—
Flowserve Corp.	8,382,216	409,387,429	—	—
Mills Music Trust	31,592	897,213		—
San Juan Basin Royalty Trust	3,908,035	10,278,132	—	—
Teradata Corp.*	10,721,521	320,895,124	—	—
		1,163,983,997	110,965,507	—
Total Common Stock		1,969,053,630	110,965,507	(45,675,958)
Total		$1,969,053,630	$110,965,507	$(45,675,958)
Security Description	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value April 30, 2020	Dividend/ Interest Income
Common Stock — 4.1%
France — 0.0% (c)
Saint Jean Groupe SA^	$1,848,955	$(2,715,117)	$2,173,491	$—
Japan — 0.9%
Chofu Seisakusho Co. Ltd.	—	(4,201,434)	73,267,601	440,349
Hirose Electric Co. Ltd.	3,691,104	(39,713,781)	228,631,749	2,086,662
T Hasegawa Co. Ltd.	—	4,248,282	60,210,696	451,360
	3,691,104	(39,666,933)	362,110,046	2,978,371
South Korea — 0.0% (c)
Namyang Dairy Products Co. Ltd.	—	(5,572,248)	10,599,332	25,589
Switzerland — 0.7%
Pargesa Holding SA^	—	(34,241,058)	307,855,509	—
United States — 2.5%
CH Robinson Worldwide, Inc.	—	(24,984,044)	508,507,562	6,454,760
Flowserve Corp.	—	(173,260,404)	236,127,025	3,269,064
Mills Music Trust	—	91,617	988,830	56,558
San Juan Basin Royalty Trust	—	(312,643)	9,965,489	426,308

First Eagle Funds | Semiannual Report | April 30, 2020

First Eagle Global Fund | Consolidated Schedule of Investments | April 30, 2020 (unaudited)

Affiliated Securities (continued)

Security Description	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value April 30, 2020	Dividend/ Interest Income
Teradata Corp.*	$—	$(57,252,923)	$263,642,201	$—
	—	(255,718,397)	1,019,231,107	10,206,690
Total Common Stock	5,540,059	(337,913,753)	1,701,969,485	13,210,650
Total	$5,540,059	$(337,913,753)	$1,701,969,485	$13,210,650

*  Non-income producing security.

^  Represents an unaffiliated issuer as of April 30, 2020.

(c)  Represents less than 0.05% of net assets.

See Notes to Financial Statements.

First Eagle Funds | Semiannual Report | April 30, 2020

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First Eagle Overseas Fund

Fund Overview

Data as of April 30, 2020 (unaudited)

Investment Objective

The First Eagle Overseas Fund seeks long-term growth of capital by investing primarily in equities issued by non-U.S. corporations. Management's research-driven process focuses on undervalued securities.

Average Annual Returns (%)			One Year	Five Years	Ten Years
First Eagle Overseas Fund	Class A	without sales load	-4.76	1.26	4.44
		with sales load	-9.52	0.23	3.90
MSCI EAFE Index			-11.34	-0.17	3.55
Consumer Price Index			0.33	1.62	1.63

Asset Allocation* (%)

Sectors* (%)
Consumer Staples	15.7
Industrials	13.6
Commodities	12.1
Financials	11.8
Materials	11.6
Consumer Discretionary	5.8
Health Care	5.5
Real Estate	4.7
Information Technology	3.3
Foreign Government Securities	2.7
Energy	1.7
Communication Services	1.2
Short-Term Investments	10.3

Countries*~ (%)

Japan	19.1
United States	14.9
United Kingdom	9.1
France	8.4
Canada	6.9
Hong Kong	4.9
Switzerland	4.8
South Korea	4.1
Singapore	2.4
Sweden	2.3
Germany	2.1
Mexico	1.6
Taiwan	1.2
Norway	1.0
Brazil	1.0
Chile	0.9
Thailand	0.9
Belgium	0.7
Netherlands	0.6
Australia	0.4
Malaysia	0.4
Poland	0.4
Peru	0.4
Ireland	0.4
Denmark	0.3
Indonesia	0.3
Turkey	0.2
Short-Term Investments	10.3

*  Asset Allocation, Sector and Countries percentages are based on total investments in the portfolio.

~  Country allocations reflect country of risk (not currency of issue). Bonds of non-U.S. issuers may be U.S. dollar denominated.

The Fund's portfolio composition is subject to change at any time.

First Eagle Funds | Semiannual Report | April 30, 2020

First Eagle Overseas Fund | Fund Overview

Growth of a $10,000 Initial Investment

Performance data quoted herein represents past performance and should not be considered indicative of future results. Performance data quoted herein does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. The average annual returns shown above are historical and reflect changes in share price, reinvested dividends and are net of expenses.

The average annual returns for Class A shares give effect to the deduction of the maximum sales charge of 5.00%.

The MSCI EAFE Index is an unmanaged total return index, reported in U.S. dollars, based on share prices and reinvested net dividends of companies from 21 developed market countries, excluding the United States and Canada. One cannot invest directly in an index. The Consumer Price Index (CPI) represents the change in price of all goods and services purchased for consumption in urban households.

Top 10 Holdings* (%)

Gold bullion** (Precious Metal)	12.1
Danone SA (Food Products, France)	2.9
FANUC Corp. (Machinery, Japan)	2.7
British American Tobacco plc (Tobacco, United Kingdom)	2.4
Nestle SA (Registered) (Food Products, Switzerland)	2.1
Mitsubishi Estate Co. Ltd. (Real Estate Management & Development, Japan)	2.0
Secom Co. Ltd. (Commercial Services & Supplies, Japan)	1.9
Sompo Holdings, Inc. (Insurance, Japan)	1.8
Sanofi (Pharmaceuticals, France)	1.6
Nutrien Ltd. (Chemicals, Canada)	1.6
Total	31.1

*  Holdings in cash, commercial paper and other short-term cash equivalents have been excluded.

**The Fund invests in gold and precious metals through investment in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"). Gold Bullion and commodities include the Fund's investment in the Subsidiary.

Percentages are based on total net assets.

First Eagle Funds | Semiannual Report | April 30, 2020

First Eagle Overseas Fund | Consolidated Schedule of Investments | April 30, 2020 (unaudited)

Investments	Shares	Value ($)
Common Stocks — 74.3%
Australia — 0.4%
Newcrest Mining Ltd.	2,952,094	53,502,028
Belgium — 0.7%
Groupe Bruxelles Lambert SA*	907,727	72,614,435
Legris Industries SE*‡ (a)(b)(c)	905,366	7,837,948
		80,452,383
Brazil — 0.9%
Ambev SA, ADR*	41,619,947	89,482,886
Cielo SA	31,230,830	23,317,304
		112,800,190
Canada — 6.9%
Agnico Eagle Mines Ltd.	1,063,638	62,147,116
Barrick Gold Corp.	6,346,707	163,237,304
Franco-Nevada Corp.	364,427	48,215,005
Imperial Oil Ltd.	8,344,360	134,821,406
Nutrien Ltd.	5,338,582	190,640,763
Power Corp. of Canada	6,041,763	96,619,595
Wheaton Precious Metals Corp.	3,269,997	123,475,087
		819,156,276
Chile — 0.9%
Cia Cervecerias Unidas SA, ADR	7,606,460	108,163,861
Denmark — 0.3%
ISS A/S*	2,163,307	32,162,580
France — 8.3%
Cie de Saint-Gobain	3,357,050	89,324,190
Danone SA	4,983,264	347,319,000
Laurent-Perrier (b)	558,938	47,132,803
Legrand SA	851,876	57,112,031
LVMH Moet Hennessy Louis Vuitton SE	30,062	11,621,757
Rexel SA	7,346,731	68,616,903
Saint Jean Groupe SA	18,420	429,328
Sanofi	1,976,892	193,090,488
Sodexo SA	1,665,389	133,140,408
Wendel SE	493,657	42,348,901
		990,135,809

First Eagle Funds | Semiannual Report | April 30, 2020

First Eagle Overseas Fund | Consolidated Schedule of Investments | April 30, 2020 (unaudited)

Investments	Shares	Value ($)
Germany — 2.0%
Brenntag AG	880,806	39,881,121
FUCHS PETROLUB SE (Preference)	1,112,385	43,133,358
HeidelbergCement AG	1,624,251	77,007,594
Henkel AG & Co. KGaA (Preference)	837,381	74,348,184
Hornbach Holding AG & Co. KGaA	147,330	8,410,756
		242,781,013
Hong Kong — 4.9%
CK Asset Holdings Ltd.	13,955,500	88,181,261
Great Eagle Holdings Ltd.	22,777,700	67,947,238
Guoco Group Ltd.	7,806,340	110,120,611
Hang Lung Properties Ltd.	13,863,441	29,656,768
Hongkong Land Holdings Ltd.	12,151,700	50,832,335
Hysan Development Co. Ltd.	17,500,405	58,384,125
Jardine Matheson Holdings Ltd.	3,892,300	170,487,236
Jardine Strategic Holdings Ltd.	233,600	5,021,679
		580,631,253
Ireland — 0.4%
CRH plc	1,586,739	47,840,971
Japan — 19.0%
As One Corp.	744,340	66,494,274
Chofu Seisakusho Co. Ltd. (b)	1,835,700	40,190,448
Daiichikosho Co. Ltd.	2,283,180	68,527,856
FANUC Corp.	1,952,540	318,680,613
Hirose Electric Co. Ltd.	919,830	100,994,490
Hoshizaki Corp.	903,300	68,837,634
Hoya Corp.	558,630	50,943,339
Kansai Paint Co. Ltd.	3,559,930	67,619,363
KDDI Corp.	1,665,200	48,231,343
Keyence Corp.	255,000	91,038,097
Komatsu Ltd.	3,814,300	72,170,114
Maezawa Kasei Industries Co. Ltd. (b)	837,200	8,388,886
Mitsubishi Electric Corp.	8,723,600	107,340,830
Mitsubishi Estate Co. Ltd.	15,121,050	244,630,372
MS&AD Insurance Group Holdings, Inc.	3,144,900	90,604,848

First Eagle Funds | Semiannual Report | April 30, 2020

First Eagle Overseas Fund | Consolidated Schedule of Investments | April 30, 2020 (unaudited)

Investments	Shares	Value ($)
Japan — 19.0% (continued)
Nagaileben Co. Ltd.	1,687,224	41,100,717
Nissin Foods Holdings Co. Ltd.	129,630	10,656,042
Olympus Corp.	840,372	13,334,073
Secom Co. Ltd.	2,777,800	231,166,614
Shimano, Inc.	710,470	104,691,808
SK Kaken Co. Ltd.	87,561	33,330,654
SMC Corp.	255,490	115,487,264
Sompo Holdings, Inc.	6,777,600	219,834,963
T Hasegawa Co. Ltd.	1,906,436	38,226,935
USS Co. Ltd.	425,500	6,737,729
Yokogawa Electric Corp.	13,600	185,373
		2,259,444,679
Mexico — 1.2%
Fomento Economico Mexicano SAB de CV, ADR	1,103,391	70,981,143
Fresnillo plc	5,813,900	51,646,158
Industrias Penoles SAB de CV	2,246,692	17,346,353
		139,973,654
Netherlands — 0.6%
HAL Trust	595,098	76,430,590
Norway — 1.0%
Orkla ASA	13,188,419	119,129,405
Singapore — 1.6%
ComfortDelGro Corp. Ltd.	20,481,815	23,878,181
Haw Par Corp. Ltd. (b)	19,447,213	140,963,285
United Overseas Bank Ltd.	828,500	11,838,534
UOL Group Ltd.	3,160,000	15,198,555
		191,878,555
South Korea — 4.0%
Fursys, Inc. (b)	872,463	19,796,470
Hyundai Mobis Co. Ltd.	461,565	65,256,153
Kia Motors Corp.	2,167,878	52,949,783
KT&G Corp.	2,525,785	168,640,201
Lotte Confectionery Co. Ltd.	104,605	11,023,508
Lotte Corp.	772,717	25,509,148

First Eagle Funds | Semiannual Report | April 30, 2020

First Eagle Overseas Fund | Consolidated Schedule of Investments | April 30, 2020 (unaudited)

Investments	Shares	Value ($)
South Korea — 4.0% (continued)
Namyang Dairy Products Co. Ltd.	22,950	6,083,040
Namyang Dairy Products Co. Ltd. (Preference) (b)	27,183	2,349,748
NAVER Corp.	126,327	20,481,468
NongShim Co. Ltd.	203,663	49,369,576
Samsung Electronics Co. Ltd. (Preference)	1,666,714	57,777,671
		479,236,766
Sweden — 2.3%
Industrivarden AB, Class C*	1,572,517	32,178,415
Investor AB, Class A	1,362,742	67,228,942
Investor AB, Class B	2,096,088	104,171,811
Svenska Handelsbanken AB, Class A*	8,041,032	73,393,257
		276,972,425
Switzerland — 4.8%
Cie Financiere Richemont SA (Registered)	2,717,431	154,169,282
Nestle SA (Registered)	2,338,404	247,660,439
Pargesa Holding SA	2,413,791	171,708,762
		573,538,483
Taiwan — 1.2%
Taiwan Secom Co. Ltd.	8,545,694	25,276,942
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,137,976	113,590,665
		138,867,607
Thailand — 0.9%
Bangkok Bank PCL, NVDR	24,820,359	78,908,075
Thai Beverage PCL	52,214,985	25,415,847
		104,323,922
Turkey — 0.2%
AG Anadolu Grubu Holding A/S	7,603,583	18,066,510
United Kingdom — 9.0%
Berkeley Group Holdings plc	1,972,051	103,519,044
British American Tobacco plc	7,346,922	283,181,596
Diageo plc	1,558,209	53,648,908
GlaxoSmithKline plc	6,735,741	140,525,054
Hiscox Ltd.	6,416,935	56,451,082
Linde plc	555,620	102,458,291
First Eagle Funds | Semiannual Report | April 30, 2020

First Eagle Overseas Fund | Consolidated Schedule of Investments | April 30, 2020 (unaudited)

Investments	Shares		Value ($)
United Kingdom — 9.0% (continued)
Lloyds Banking Group plc		291,771,109	118,052,949
TechnipFMC plc		7,647,271	68,137,184
Unilever NV		3,048,460	151,811,224
			1,077,785,332
United States — 2.8%
Newmont Corp.		3,168,331	188,452,328
Royal Gold, Inc.		499,959	61,259,976
Willis Towers Watson plc		447,644	79,810,449
			329,522,753
Total Common Stocks (Cost $7,731,955,913)			8,852,797,045
	Ounces
Commodities — 12.1%
Gold bullion* (Cost $806,520,370)		848,708	1,433,706,256
	Principal Amount ($)
Foreign Government Securities — 2.7%
Indonesia — 0.3%
Republic of Indonesia 8.25%, 7/15/2021	IDR	436,483,000,000	30,209,025
Malaysia — 0.4%
Malaysia Government Bond 3.66%, 10/15/2020	MYR	25,956,000	6,072,125
3.42%, 8/15/2022	MYR	181,499,000	43,155,945
			49,228,070
Mexico — 0.4%
Mex Bonos Desarr Fix Rt 6.50%, 6/9/2022	MXN	668,090,000	28,397,359
8.00%, 12/7/2023	MXN	377,210,000	16,976,407
			45,373,766
Peru — 0.4%
Republic of Peru 8.20%, 8/12/2026 (d)	PEN	129,984,000	49,087,480

First Eagle Funds | Semiannual Report | April 30, 2020

First Eagle Overseas Fund | Consolidated Schedule of Investments | April 30, 2020 (unaudited)

Investments	Principal Amount ($)		Value ($)
Poland — 0.4%
Republic of Poland 2.50%, 4/25/2024	PLN	195,005,000	50,218,666
Singapore — 0.8%
Republic of Singapore 3.25%, 9/1/2020	SGD	53,521,000	38,323,487
2.25%, 6/1/2021	SGD	85,183,000	61,666,159
			99,989,646
Total Foreign Government Securities (Cost $337,040,101)			324,106,653
Short-Term Investments — 10.2%
Commercial Paper — 10.1%
ABB Treasury Center USA, Inc. 1.80%, 6/3/2020 (d)(e)		7,164,000	7,156,138
1.80%, 6/4/2020 (d)(e)		17,412,000	17,391,856
1.80%, 6/5/2020 (d)(e)		8,817,000	8,806,261
1.80%, 6/8/2020 (e)		16,009,000	15,986,419
1.80%, 6/9/2020 (d)(e)		7,262,000	7,251,268
Apple, Inc. 1.58%, 5/6/2020 (d)(e)		13,950,000	13,949,849
1.58%, 5/7/2020 (d)(e)		7,970,000	7,969,891
1.58%, 5/13/2020 (d)(e)		12,884,000	12,883,535
0.34%, 5/27/2020 (d)(e)		12,406,000	12,404,893
0.32%, 6/4/2020 (d)(e)		15,459,000	15,456,791
0.28%, 6/5/2020 (d)(e)		12,497,000	12,495,125
0.29%, 6/9/2020 (d)(e)		11,361,000	11,358,942
BASF SE 1.93%, 5/11/2020 (d)(e)		13,533,000	13,529,031
1.80%, 6/2/2020 (d)(e)		22,042,000	22,006,964
1.80%, 6/3/2020 (d)(e)		38,184,000	38,122,008
BNG Bank NV 0.20%, 5/22/2020 (d)(e)		13,721,000	13,720,027
Chevron Corp. 1.53%, 5/7/2020 (d)(e)		32,036,000	32,034,505
Eli Lilly & Co. 1.59%, 5/14/2020 (e)		23,030,000	23,029,060

First Eagle Funds | Semiannual Report | April 30, 2020

First Eagle Overseas Fund | Consolidated Schedule of Investments | April 30, 2020 (unaudited)

Investments	Principal Amount ($)	Value ($)
Commercial Paper — 10.1% (continued)
Engie SA 1.70%, 5/4/2020 (d)(e)	42,207,000	42,203,441
1.70%, 5/11/2020 (e)	13,245,000	13,242,106
0.85%, 5/20/2020 (e)	18,008,000	18,002,368
1.35%, 6/4/2020 (d)(e)	35,850,000	35,826,543
Eni Finance USA, Inc. 1.24%, 5/1/2020 (d)(e)	23,244,000	23,243,183
1.80%, 5/14/2020 (d)(e)	4,284,000	4,280,971
1.80%, 5/18/2020 (e)	4,447,000	4,442,900
Entergy Corp. 0.90%, 5/1/2020 (d)(e)	17,433,000	17,432,560
EssilorLuxottica SA 0.50%, 6/24/2020 (d)(e)	12,800,000	12,794,270
0.50%, 6/25/2020 (d)(e)	12,800,000	12,794,126
Export Development Corp. 1.61%, 5/26/2020 (e)	8,568,000	8,567,288
Exxon Mobil Corp. 1.60%, 5/21/2020 (e)	17,137,000	17,132,422
General Motors Financial Co., Inc. 3.50%, 5/1/2020 (e)	33,708,000	33,704,697
Henkel of America, Inc. 1.63%, 5/5/2020 (d)(e)	5,286,000	5,285,941
1.64%, 5/7/2020 (e)	8,951,000	8,950,844
Hitachi America Capital Ltd. 0.46%, 5/1/2020 (d)(e)	31,806,000	31,805,582
HP, Inc. 1.62%, 5/13/2020 (d)(e)	10,710,000	10,706,604
Kreditanstalt fuer Wiederaufbau 1.63%, 5/5/2020 (d)(e)	55,818,000	55,817,380
1.63%, 5/6/2020 (d)(e)	11,203,000	11,202,851
1.58%, 5/26/2020 (d)(e)	11,418,000	11,417,118
0.24%, 5/27/2020 (d)(e)	16,459,000	16,457,605
0.24%, 5/28/2020 (d)(e)	16,459,000	16,457,489
0.25%, 6/8/2020 (e)	18,177,000	18,173,790
0.27%, 6/24/2020 (e)	15,567,000	15,561,673
LVMH Moet Hennessy Louis Vuitton, Inc. 0.80%, 5/15/2020 (e)	11,029,000	11,027,713

First Eagle Funds | Semiannual Report | April 30, 2020

First Eagle Overseas Fund | Consolidated Schedule of Investments | April 30, 2020 (unaudited)

Investments	Principal Amount ($)	Value ($)
Commercial Paper — 10.1% (continued)
MetLife Short Term Funding LLC 0.40%, 5/13/2020 (d)(e)	13,533,000	13,532,267
Nestle Capital Corp. 0.14%, 5/19/2020 (d)(e)	9,917,000	9,916,744
0.14%, 5/20/2020 (d)(e)	9,917,000	9,916,735
0.12%, 5/28/2020 (d)(e)	11,021,000	11,020,443
Nestle Finance International Ltd. 1.59%, 5/20/2020 (d)(e)	22,773,000	22,772,393
NRW Bank 1.65%, 5/8/2020 (d)(e)	32,036,000	32,035,509
1.63%, 5/12/2020 (d)(e)	22,376,000	22,375,523
1.61%, 5/14/2020 (e)	11,509,000	11,508,727
0.23%, 5/18/2020 (d)(e)	19,834,000	19,833,454
0.30%, 5/29/2020 (d)(e)	28,638,000	28,635,831
0.22%, 7/30/2020 (e)	38,325,000	38,300,781
0.22%, 7/31/2020 (e)	38,064,000	38,039,779
Philip Morris International, Inc. 0.75%, 5/8/2020 (d)(e)	21,428,000	21,427,672
0.75%, 5/11/2020 (e)	21,428,000	21,427,378
0.35%, 5/12/2020 (d)(e)	9,917,000	9,916,656
Province of Quebec Canada 1.14%, 5/1/2020 (e)	40,400,000	40,399,929
PSP Capital, Inc. 0.30%, 5/1/2020 (d)(e)	9,248,000	9,247,994
0.23%, 6/10/2020 (d)(e)	9,147,000	9,145,802
QUALCOMM, Inc. 0.50%, 6/18/2020 (d)(e)	5,703,000	5,701,409
Siemens Capital Co. LLC 0.25%, 6/9/2020 (d)(e)	12,104,000	12,100,907
0.27%, 6/22/2020 (d)(e)	13,082,000	13,077,628
Total Capital Canada Ltd. 1.61%, 5/19/2020 (d)(e)	16,388,000	16,378,840
Unilever Capital Corp. 0.35%, 6/1/2020 (d)(e)	21,601,000	21,597,256
Walt Disney Co. (The) 1.01%, 5/22/2020 (d)(e)	21,854,000	21,851,262
Total Commercial Paper (Cost $1,202,008,728)		1,202,244,947

First Eagle Funds | Semiannual Report | April 30, 2020

First Eagle Overseas Fund | Consolidated Schedule of Investments | April 30, 2020 (unaudited)

Investments	Principal Amount ($)	Value ($)
U.S. Treasury Obligations — 0.1%
U.S. Treasury Bills 0.81%, 9/10/2020 (e) (Cost $14,955,450)	15,000,000	14,993,401
	Shares
Investment Companies — 0.0% (f)
JP Morgan U.S. Government Money Market Fund, Agency Shares 0.14% (g) (Cost $84,280)	84,280	84,280
Total Short-Term Investments (Cost $1,217,048,458)		1,217,322,628
Total Investments — 99.3% (Cost $10,092,564,842)		11,827,932,582
Other Assets Less Liabilities — 0.7%		88,710,405
Net Assets — 100.0%		11,916,642,987

*  Non-income producing security.

‡  Value determined using significant unobservable inputs.

(a)  Security fair valued as of April 30, 2020 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at April 30, 2020 amounted to $7,837,948, which represents approximately 0.07% of net assets of the Fund.

(b)  Affiliated company as defined under the Investment Company Act of 1940.

(c)  Represents a security that is subject to legal or contractual restrictions on resale.

(d)  Securities exempt from registration under Rule 144A or section 4(a)2 of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at April 30, 2020 amounted to $913,834,553, which represents approximately 7.67% of net assets of the Fund.

(e)  The rate shown was the current yield as of April 30, 2020.

(f)  Represents less than 0.05% of net assets.

(g)  Represents 7-day effective yield as of April 30, 2020.

As of April 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,964,041,453
Aggregate gross unrealized depreciation	(1,225,148,712)
Net unrealized appreciation	$1,738,892,741
Federal income tax cost	$10,092,564,842

Restricted Securities	Acquisition Date	Cost	Carrying Value Per Share/Principal
Legris Industries SE	04/30/04	$23,433,066	$8.66

First Eagle Funds | Semiannual Report | April 30, 2020

First Eagle Overseas Fund | Consolidated Schedule of Investments | April 30, 2020 (unaudited)

Forward Foreign Currency Exchange Contracts outstanding as of April 30, 2020

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	90,537,125	EUR	80,909,000	HSBC Bank plc	5/13/2020	$1,858,820
USD	39,169,427	GBP	29,919,000	HSBC Bank plc	5/13/2020	1,485,510
USD	15,810,158	JPY	1,674,944,000	HSBC Bank plc	5/13/2020	200,615
GBP	1,867,000	USD	2,298,650	Goldman Sachs	6/17/2020	53,282
USD	40,342,837	GBP	30,952,000	Goldman Sachs	6/17/2020	1,351,405
Total unrealized appreciation						4,949,632
USD	106,599,673	JPY	11,513,884,000	HSBC Bank plc	5/13/2020	(703,301)
USD	57,688,975	EUR	53,253,000	Goldman Sachs	6/17/2020	(721,330)
Total unrealized depreciation						(1,424,631)
Net unrealized appreciation						$3,525,001

Abbreviations

ADR  — American Depositary Receipt

EUR  — Euro

GBP  — British Pound

IDR  — Indonesian Rupiah

JPY  — Japanese Yen

MXN  — Mexican Peso

MYR  — Malaysia Ringgit

NVDR  — Non-Voting Depositary Receipt

PEN  — Peruvian Sol

PLN  — Poland New Zloty

Preference  — A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

SGD  — Singapore Dollar

USD  — United States Dollar

Affiliated Securities

Security Description	Shares at April 30, 2020	Market Value October 31, 2019	Purchases at Cost	Proceeds from Sales
Common Stock — 2.3%
Belgium — 0.1%
Legris Industries SE*‡ (a)(c)	905,366	$19,770,997	$—	$—
France — 0.4%
Laurent-Perrier	558,938	55,481,136	—	—
Japan — 0.4%
Chofu Seisakusho Co. Ltd.	1,835,700	42,652,531	—	(156,044)
Maezawa Kasei Industries Co. Ltd.	837,200	9,169,992	—	—
		51,822,523	—	(156,044)

First Eagle Funds | Semiannual Report | April 30, 2020

First Eagle Overseas Fund | Consolidated Schedule of Investments | April 30, 2020 (unaudited)

Affiliated Securities (continued)

Security Description	Shares at April 30, 2020	Market Value October 31, 2019	Purchases at Cost	Proceeds from Sales
Singapore — 1.2%
Haw Par Corp. Ltd.	19,447,213	$205,615,197	$—	$(9,925,091)
South Korea — 0.2%
Fursys, Inc.	872,463	23,284,177	—	—
Namyang Dairy Products Co. Ltd. (Preference)	27,183	4,018,631	—	—
		27,302,808	—	—
Total Common Stock		359,992,661	—	(10,081,135)
Total		$359,992,661	$—	$(10,081,135)
Security Description	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value April 30, 2020	Dividend/ Interest Income
Common Stock — 2.3%
Belgium — 0.1%
Legris Industries SE*‡ (a)(c)	$—	$(11,933,049)	$7,837,948	$—
France — 0.4%
Laurent-Perrier	—	(8,348,333)	47,132,803	—
Japan — 0.4%
Chofu Seisakusho Co. Ltd.	19,355	(2,325,394)	40,190,448	241,879
Maezawa Kasei Industries Co. Ltd.	—	(781,106)	8,388,886	104,868
	19,355	(3,106,500)	48,579,334	346,747
Singapore — 1.2%
Haw Par Corp. Ltd.	3,768,167	(58,494,988)	140,963,285	—
South Korea — 0.2%
Fursys, Inc.	—	(3,487,707)	19,796,470	572,460
Namyang Dairy Products Co. Ltd. (Preference)	—	(1,668,883)	2,349,748	18,264
	—	(5,156,590)	22,146,218	590,724
Total Common Stock	3,787,522	(87,039,460)	266,659,588	937,471
Total	$3,787,522	$(87,039,460)	$266,659,588	$937,471

*  Non-income producing security.

‡  Value determined using significant unobservable inputs.

(a)  Security fair valued as of April 30, 2020 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at April 30, 2020 amounted to $7,837,948, which represents approximately 0.07% of net assets of the Fund.

(c)  Represents a security that is subject to legal or contractual restrictions on resale.

See Notes to Financial Statements.

First Eagle Funds | Semiannual Report | April 30, 2020

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First Eagle U.S. Value Fund

Fund Overview

Data as of April 30, 2020 (unaudited)

Investment Objective

The First Eagle U.S. Value Fund seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in domestic equity and debt securities. Management utilizes a highly disciplined, bottom-up, value-oriented approach in seeking to achieve its investment objective.

Average Annual Returns^ (%)			One Year	Five Years	Ten Years
First Eagle U.S. Value Fund	Class A	without sales charge	-8.01	3.68	6.47
		with sales charge	-12.59	2.63	5.93
S&P 500 Index			0.86	9.12	11.69
Consumer Price Index			0.33	1.62	1.63

Asset Allocation* (%)

Sectors* (%)

Financials	16.4
Commodities	13.6
Information Technology	10.9
Industrials	9.5
Communication Services	8.5
Energy	8.0
Materials	7.7
Consumer Staples	6.1
Health Care	5.2
Real Estate	3.0
Consumer Discretionary	1.0
Utilities	0.5
Short-Term Investments	9.6

^  Performance figures reflect certain fee waivers and/or expense limitations, without which returns may have been lower.

*  Asset Allocation and Sector percentages are based on total investments in the portfolio.

The Fund's portfolio composition is subject to change at any time.

First Eagle Funds | Semiannual Report | April 30, 2020

First Eagle U.S. Value Fund | Fund Overview

Growth of a $10,000 Initial Investment

Performance data quoted herein represents past performance and should not be considered indicative of future results. Performance data quoted herein does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. The average annual returns shown above are historical and reflect changes in share price, reinvested dividends and are net of expenses.

The average annual returns for Class A shares give effect to the deduction of the maximum sales charge of 5.00%.

The S&P 500 Index is a widely recognized unmanaged index including a representative sample of 500 leading companies in leading sectors of the U.S. economy. Although the S&P 500 Index focuses on the large-cap segment of the market, with approximately 80% coverage of U.S. equities, it is also considered a proxy for the total market. The S&P 500 Index includes dividends reinvested. One cannot invest directly in an index. The Consumer Price Index (CPI) represents the change in price of all goods and services purchased for consumption by urban households.

Top 10 Holdings* (%)

Gold bullion** (Precious Metal)	13.6
Oracle Corp. (Software, United States)	4.6
Comcast Corp. (Media, United States)	4.1
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels, United States)	3.8
Colgate-Palmolive Co. (Household Products, United States)	2.9
Philip Morris International, Inc. (Tobacco, United States)	2.7
Weyerhaeuser Co. (Equity Real Estate Investment Trusts (REITs, United States)	2.5
Alleghany Corp. (Insurance, United States)	2.1
Bank of New York Mellon Corp. (The) (Capital Markets, United States)	2.1
Facebook, Inc. (Interactive Media & Services, United States)	2.0
Total	40.4

*  Holdings in cash, commercial paper and other short-term cash equivalents have been excluded.

**The Fund invests in gold and precious metals through investment in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"). Gold Bullion and commodities include the Fund's investment in the Subsidiary.

Percentages are based on total net assets.

First Eagle Funds | Semiannual Report | April 30, 2020

First Eagle U.S. Value Fund | Consolidated Schedule of Investments | April 30, 2020 (unaudited)

Investments	Shares	Value ($)
Common Stocks — 74.7%
Air Freight & Logistics — 2.4%
CH Robinson Worldwide, Inc.	326,601	23,156,011
Expeditors International of Washington, Inc.	89,172	6,385,161
		29,541,172
Banks — 4.2%
Truist Financial Corp.	464,547	17,336,894
US Bancorp	558,039	20,368,423
Wells Fargo & Co.	448,638	13,032,934
		50,738,251
Capital Markets — 2.8%
Bank of New York Mellon Corp. (The)	662,458	24,868,674
Charles Schwab Corp. (The)	222,681	8,399,527
		33,268,201
Chemicals — 2.8%
Linde plc (United Kingdom)	60,413	11,115,388
Nutrien Ltd. (Canada)	354,371	12,654,588
PPG Industries, Inc.	34,068	3,094,396
Scotts Miracle-Gro Co. (The)	52,116	6,463,948
		33,328,320
Consumer Finance — 0.9%
American Express Co.	124,144	11,328,140
Diversified Financial Services — 1.0%
Berkshire Hathaway, Inc., Class A*	41	11,549,700
Electronic Equipment, Instruments & Components — 0.7%
IPG Photonics Corp.*	65,950	8,529,313
Energy Equipment & Services — 2.9%
National Oilwell Varco, Inc.	806,298	10,191,606
Schlumberger Ltd.	1,181,301	19,869,483
TechnipFMC plc (United Kingdom)	620,002	5,524,218
		35,585,307
Equity Real Estate Investment Trusts (REITs) — 3.0%
Equity Residential	82,098	5,341,296
Weyerhaeuser Co.	1,401,279	30,645,972
		35,987,268

First Eagle Funds | Semiannual Report | April 30, 2020

First Eagle U.S. Value Fund | Consolidated Schedule of Investments | April 30, 2020 (unaudited)

Investments	Shares	Value ($)
Food Products — 0.5%
Kraft Heinz Co. (The)	206,681	6,268,635
Gas Utilities — 0.5%
UGI Corp.	217,278	6,557,450
Health Care Equipment & Supplies — 1.5%
DENTSPLY SIRONA, Inc.	291,999	12,392,438
Varian Medical Systems, Inc.*	54,656	6,251,553
		18,643,991
Health Care Providers & Services — 3.6%
Anthem, Inc.	70,624	19,826,275
HCA Healthcare, Inc.	98,362	10,808,017
Universal Health Services, Inc., Class B	123,366	13,038,553
		43,672,845
Household Products — 2.9%
Colgate-Palmolive Co.	496,668	34,900,860
Industrial Conglomerates — 1.1%
3M Co.	88,450	13,437,324
Insurance — 6.5%
Alleghany Corp.	47,917	25,573,782
Brown & Brown, Inc.	396,625	14,242,803
Travelers Cos., Inc. (The)	128,831	13,038,986
Willis Towers Watson plc	60,274	10,746,251
WR Berkley Corp.	264,820	14,300,280
		77,902,102
Interactive Media & Services — 4.2%
Alphabet, Inc., Class A*	7,298	9,828,216
Alphabet, Inc., Class C*	12,094	16,310,694
Facebook, Inc., Class A*	120,766	24,722,008
		50,860,918
Internet & Direct Marketing Retail — 1.0%
Booking Holdings, Inc.*	8,032	11,891,938
Machinery — 4.7%
Cummins, Inc.	72,632	11,875,332
Deere & Co.	168,017	24,372,546
Flowserve Corp.	708,399	19,955,600
		56,203,478

First Eagle Funds | Semiannual Report | April 30, 2020

First Eagle U.S. Value Fund | Consolidated Schedule of Investments | April 30, 2020 (unaudited)

Investments	Shares	Value ($)
Media — 4.3%
Comcast Corp., Class A	1,299,185	48,888,331
Omnicom Group, Inc.	44,190	2,520,156
		51,408,487
Metals & Mining — 4.9%
Agnico Eagle Mines Ltd. (Canada)	112,057	6,547,359
Barrick Gold Corp. (Canada)	694,605	17,865,241
Franco-Nevada Corp. (Canada)	37,731	4,991,947
Newcrest Mining Ltd. (Australia)	304,794	5,523,908
Newmont Corp.	286,250	17,026,150
Royal Gold, Inc.	60,422	7,403,508
		59,358,113
Oil, Gas & Consumable Fuels — 4.2%
Exxon Mobil Corp.	992,177	46,106,465
Imperial Oil Ltd. (Canada)	297,287	4,803,323
		50,909,788
Road & Rail — 1.2%
Union Pacific Corp.	89,296	14,268,608
Semiconductors & Semiconductor Equipment — 2.5%
Analog Devices, Inc.	143,380	15,714,448
Texas Instruments, Inc.	128,555	14,921,379
		30,635,827
Software — 7.7%
Microsoft Corp.	115,611	20,718,648
Oracle Corp.	1,047,926	55,508,640
Teradata Corp.*	672,539	16,537,734
		92,765,022
Tobacco — 2.7%
Philip Morris International, Inc.	435,178	32,464,279
Trading Companies & Distributors — 0.0% (a)
NOW, Inc.*	58,844	363,067
Total Common Stocks (Cost $745,752,686)		902,368,404

First Eagle Funds | Semiannual Report | April 30, 2020

First Eagle U.S. Value Fund | Consolidated Schedule of Investments | April 30, 2020 (unaudited)

Investments	Ounces	Value ($)
Commodities — 13.6%
Gold bullion* (Cost $100,941,624)	97,185	164,173,408
	Principal Amount ($)
Corporate Bonds — 1.6%
Banks — 1.0%
Wachovia Capital Trust III (ICE LIBOR USD 3 Month + 0.93%, 5.57% Floor), 5.57%, 6/4/2020 (b)(c)	12,404,000	12,321,886
Health Care Equipment & Supplies — 0.1%
Bausch & Lomb, Inc. 7.13%, 8/1/2028‡	600,000	604,500
Oil, Gas & Consumable Fuels — 0.5%
CITGO Petroleum Corp. 6.25%, 8/15/2022 (d)	6,542,000	6,263,965
Total Corporate Bonds (Cost $19,386,239)		19,190,351
	Shares
Master Limited Partnerships — 0.3%
Oil, Gas & Consumable Fuels — 0.3%
Enterprise Products Partners LP (Cost $3,936,180)	192,623	3,382,460
	Principal Amount ($)
Short-Term Investments — 9.6%
Commercial Paper — 4.6%
Apple, Inc. 1.26%, 5/11/2020 (d)(e)	25,000,000	24,999,312
Dow Chemical Co. (The) 0.45%, 5/4/2020 (e)	10,000,000	9,999,848
Eni Finance USA, Inc. (Italy) 1.24%, 5/1/2020 (d)(e)	4,894,000	4,893,828
Entergy Corp. 0.90%, 5/1/2020 (d)(e)	3,671,000	3,670,907
General Motors Financial Co., Inc. 3.50%, 5/1/2020 (e)	7,096,000	7,095,305

First Eagle Funds | Semiannual Report | April 30, 2020

First Eagle U.S. Value Fund | Consolidated Schedule of Investments | April 30, 2020 (unaudited)

Investments	Principal Amount ($)	Value ($)
Commercial Paper — 4.6% (continued)
Hitachi America Capital Ltd. 0.45%, 5/1/2020 (d)(e)	5,384,000	5,383,929
Total Commercial Paper (Cost $56,035,875)		56,043,129
	Shares
Investment Companies — 0.0% (a)
JP Morgan U.S. Government Money Market Fund, Agency Shares, 0.14% (f) (Cost $15,545)	15,545	15,545
	Principal Amount ($)
U.S. Treasury Obligations — 5.0%
U.S. Treasury Bills 0.49%, 5/5/2020 (e)	30,000,000	29,999,833
0.10%, 6/9/2020 (e)	30,000,000	29,997,075
Total U.S. Treasury Obligations (Cost $59,995,116)		59,996,908
Total Short-Term Investments (Cost $116,046,536)		116,055,582
Total Investments — 99.8% (Cost $986,063,265)		1,205,170,205
Other Assets Less Liabilities — 0.2%		1,830,486
Net Assets — 100.0%		1,207,000,691

*  Non-income producing security.

‡  Value determined using significant unobservable inputs.

(a)  Represents less than 0.05% of net assets.

(b)  Perpetual security. The rate reflected was the rate in effect on April 30, 2020. The maturity date reflects the next call date.

(c)  Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of April 30, 2020.

(d)  Securities exempt from registration under Rule 144A or section 4(a)2 of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at April 30, 2020 amounted to $45,211,941, which represents approximately 3.75% of net assets of the Fund.

(e)  The rate shown was the current yield as of April 30, 2020.

(f)  Represents 7-day effective yield as of April 30, 2020.

First Eagle Funds | Semiannual Report | April 30, 2020

First Eagle U.S. Value Fund | Consolidated Schedule of Investments | April 30, 2020 (unaudited)

As of April 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$371,871,014
Aggregate gross unrealized depreciation	(152,764,074)
Net unrealized appreciation	$219,106,940
Federal income tax cost	$986,063,265

Abbreviations

ICE  — Intercontinental Exchange

LIBOR  — London Interbank Offered Rate

USD  — United States Dollar

See Notes to Financial Statements.

First Eagle Funds | Semiannual Report | April 30, 2020

First Eagle Gold Fund

Fund Overview

Data as of April 30, 2020 (unaudited)

Investment Objective

The First Eagle Gold Fund is a non-diversified fund that seeks to provide investors the opportunity to participate in the investment characteristics of gold (and to a limited extent other precious metals) for a portion of their overall investment portfolio. In seeking to achieve its objective, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in gold, and/or securities directly related to gold or issuers principally engaged in the gold industry.

Average Annual Returns (%)			One Year	Five Years	Ten Years
First Eagle Gold Fund	Class A	without sales load	57.84	8.77	-1.32
		with sales load	49.93	7.65	-1.83
FTSE Gold Mines Index			66.78	12.33	-3.90
MSCI World Index			-4.00	4.92	7.68
Consumer Price Index			0.33	1.62	1.63

Asset Allocation* (%)

Sectors* (%)

Materials	71.6
Commodities	17.9
Short-Term Investments	10.5

Countries*~ (%)

Canada	47.7
United States	33.0
Mexico	3.7
Australia	3.2
South Africa	1.9
Short-Term Investments	10.5

*  Asset Allocation, Sector and Countries percentages are based on total investments in the portfolio.

~Country allocations reflect country of risk (not currency of issue). Bonds of non-U.S. issuers may be U.S. dollar denominated.

The Fund's portfolio composition is subject to change at any time.

First Eagle Funds | Semiannual Report | April 30, 2020

First Eagle Gold Fund | Fund Overview

Growth of a $10,000 Initial Investment

Performance data quoted herein represents past performance and should not be considered indicative of future results. Performance data quoted herein does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. The average annual returns shown above are historical and reflect changes in share price, reinvested dividends and are net of expenses.

The average annual returns for Class A shares give effect to the deduction of the maximum sales charge of 5.00%.

The MSCI World Index is a widely followed, unmanaged group of stocks from 23 developed market countries. The index provides total returns in U.S. dollars with dividends reinvested. The FTSE Gold Mines Index is designed to reflect the performance of the worldwide market in the shares of companies whose principal activity is the mining of gold. The FTSE Gold Mines Index encompasses all gold mining companies that have a sustainable, attributable gold production of at least 300,000 ounces a year and that derive 51% or more of their revenue from mined gold. The index is unmanaged and includes dividends reinvested. One cannot invest directly in an index. The Consumer Price Index (CPI) represents the change in price of all goods and services purchased for consumption by urban households.

Top 10 Holdings* (%)

Gold bullion** (Precious Metal)	14.0
Newmont Corp. (Metals & Mining, United States)	10.9
Barrick Gold Corp. (Metals & Mining, Canada)	10.8
Wheaton Precious Metals Corp. (Metals & Mining, Canada)	6.8
Novagold Resources, Inc. (Metals & Mining, Canada)	4.6
B2Gold Corp. (Metals & Mining, Canada)	4.4
Agnico Eagle Mines Ltd. (Metals & Mining, Canada)	4.3
Royal Gold, Inc. (Metals & Mining, United States)	4.1
Silver bullion** (Precious Metal)	3.7
Franco-Nevada Corp. (Metals & Mining, Canada)	3.4
Total	67.0

*  Holdings in cash, commercial paper and other short-term cash equivalents have been excluded.

**The Fund invests in gold and precious metals through investment in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"). Gold Bullion and commodities include the Fund's investment in the Subsidiary.

Percentages are based on total net assets.

First Eagle Funds | Semiannual Report | April 30, 2020

First Eagle Gold Fund | Consolidated Schedule of Investments | April 30, 2020 (unaudited)

Investments	Shares	Value ($)
Common Stocks — 71.0%
Australia — 3.2%
Newcrest Mining Ltd.	2,905,531	52,658,147
Canada — 47.2%
Agnico Eagle Mines Ltd.	1,217,341	71,127,802
Alamos Gold, Inc., Class A	6,176,338	49,740,831
B2Gold Corp.	14,178,157	71,708,197
Barrick Gold Corp.	6,871,570	176,736,780
Dundee Precious Metals, Inc. (a)	9,400,440	43,829,775
Franco-Nevada Corp.	427,322	56,536,240
Kinross Gold Corp.*	2,275,478	15,040,910
Kirkland Lake Gold Ltd.	1,341,804	55,467,080
MAG Silver Corp.*	3,280,988	37,313,151
Novagold Resources, Inc.*	6,774,063	75,801,765
Orla Mining Ltd.*	3,995,382	9,012,895
Wheaton Precious Metals Corp.	2,965,286	111,969,199
		774,284,625
Mexico — 3.7%
Fresnillo plc	5,591,932	49,674,367
Industrias Penoles SAB de CV	1,403,600	10,836,973
		60,511,340
South Africa — 1.9%
AngloGold Ashanti Ltd., ADR	1,286,240	31,371,394
United States — 15.0%
Newmont Corp.	3,012,285	179,170,712
Royal Gold, Inc.	550,063	67,399,219
		246,569,931
Total Common Stocks (Cost $594,180,757)		1,165,395,437
	Ounces
Commodities — 17.7%
Gold bullion*	135,669	229,182,761
Silver bullion*	4,155,509	62,323,085
Total Commodities (Cost $178,919,945)		291,505,846

First Eagle Funds | Semiannual Report | April 30, 2020

First Eagle Gold Fund | Consolidated Schedule of Investments | April 30, 2020 (unaudited)

Investments	Number of Rights	Value ($)
Rights — 0.2%
Canada — 0.2%
Pan American Silver Corp., CVR, expiring 2/22/2029* (Cost $45,973,715)	6,835,667	3,281,120
	Principal Amount ($)
Short-Term Investments — 10.5%
Commercial Paper — 10.5%
Eni Finance USA, Inc. 1.24%, 5/1/2020 (b)(c)	33,664,000	33,662,817
Entergy Corp. 0.90%, 5/1/2020 (b)(c)	25,248,000	25,247,363
General Motors Financial Co., Inc. 3.50%, 5/1/2020 (c)	48,813,000	48,808,216
Hitachi America Capital Ltd. 0.45%, 5/1/2020 (b)(c)	37,031,000	37,030,514
Unilever Capital Corp. 0.10%, 6/15/2020 (b)(c)	17,084,000	17,081,817
0.10%, 6/22/2020 (b)(c)	10,250,000	10,248,491
Total Commercial Paper (Cost $172,086,384)		172,079,218
	Shares
Investment Companies — 0.0% (d)
JP Morgan U.S. Government Money Market Fund, Agency Shares 0.14% (e) (Cost $22,293)	22,293	22,293
Total Short-Term Investments (Cost $172,108,677)		172,101,511
Total Investments — 99.4% (Cost $991,183,094)		1,632,283,914
Other Assets Less Liabilities — 0.6%		9,171,373
Net Assets — 100.0%		1,641,455,287

*  Non-income producing security.

(a)  Affiliated company as defined under the Investment Company Act of 1940.

(b)  Securities exempt from registration under Rule 144A or section 4(a)2 of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at April 30, 2020 amounted to $123,271,002, which represents approximately 7.51% of net assets of the Fund.

First Eagle Funds | Semiannual Report | April 30, 2020

First Eagle Gold Fund | Consolidated Schedule of Investments | April 30, 2020 (unaudited)

(c)  The rate shown was the current yield as of April 30, 2020.

(d)  Represents less than 0.05% of net assets.

(e)  Represents 7-day effective yield as of April 30, 2020.

As of April 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$692,212,457
Aggregate gross unrealized depreciation	(51,111,637)
Net unrealized appreciation	$641,100,820
Federal income tax cost	$991,183,094

Abbreviations

ADR  — American Depositary Receipt

CVR  — Contingent Value Rights

Affiliated Securities

Security Description	Shares at April 30, 2020	Market Value October 31, 2019	Purchases at Cost	Proceeds from Sales
Common Stock — 2.7%
Canada — 2.7%
Dundee Precious Metals, Inc.	9,400,440	$32,628,136	$128,048	$—
Total Common Stock		32,628,136	128,048	—
Total		$32,628,136	$128,048	$—
Security Description	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value April 30, 2020	Dividend/ Interest Income
Common Stock — 2.7%
Canada — 2.7%
Dundee Precious Metals, Inc.	$—	$11,073,591	$43,829,775	$157,100
Total Common Stock	—	11,073,591	43,829,775	157,100
Total	$—	$11,073,591	$43,829,775	$157,100

See Notes to Financial Statements.

First Eagle Funds | Semiannual Report | April 30, 2020

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First Eagle Global Income Builder Fund

Fund Overview

Data as of April 30, 2020 (unaudited)

Investment Objective

The First Eagle Global Income Builder Fund seeks current income generation and long-term growth of capital. Fundamental research drives the identification of income-producing investment opportunities across all market environments.

Average Annual Returns^ (%)			One Year	Five Years	Since Inception (5/1/2012)
First Eagle Global Income Builder	Class A	without sales load	-5.08%	2.27%	4.44%
		with sales load	-9.82%	1.22%	3.77%
Composite Index			2.31%	4.74%	6.42%
MSCI World Index			-4.00%	4.92%	8.02%
Bloomberg Barclays U.S. Aggregate Bond Index			10.84%	3.80%	3.34%

Asset Allocation* (%)

Sectors* (%)
Consumer Staples	18.9
Financials	13.8
Industrials	11.2
Commodities	8.1
U.S. Treasury Obligations	7.5
Materials	7.0
Information Technology	6.1
Consumer Discretionary	5.5
Health Care	5.4
Energy	5.1
Real Estate	3.4
Communication Services	2.3
Foreign Government Security	1.0
Utilities	0.3
Short-Term Investments	4.4

Countries*~ (%)

United States	51.3
United Kingdom	9.1
France	4.8
Hong Kong	4.1
Canada	3.8
Japan	3.7
Switzerland	3.3
Germany	2.0
South Korea	1.9
Belgium	1.8
Sweden	1.6
Netherlands	1.0
Mexico	1.0
Norway	1.0
Chile	0.9
Thailand	0.8
Brazil	0.6
Taiwan	0.6
Malaysia	0.5
Singapore	0.5
Peru	0.3
Denmark	0.2
Australia	0.2
Turkey	0.2
Ireland	0.2
Indonesia	0.1
Spain	0.1
Short-Term Investments	4.4

^  Performance figures reflect certain fee waivers and/or expense limitations, without which returns may have been lower.

*  Asset Allocation, Sector and Countries percentages are based on total investments in the portfolio.

~  Country allocations reflect country of risk (not currency of issue). Bonds of non-U.S. issuers may be U.S. dollar denominated.

The Fund's portfolio composition is subject to change at any time.

First Eagle Funds | Semiannual Report | April 30, 2020

First Eagle Global Income Builder Fund | Fund Overview

Growth of a $10,000 Initial Investment

Performance data quoted herein represents past performance and should not be considered indicative of future results. Performance data quoted herein does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. The average annual returns shown above are historical and reflect changes in share price, reinvested dividends and are net of expenses.

The average annual returns for Class A shares give effect to the deduction of the maximum sales charge of 5.00%.

The composite index consists of 60% of the MSCI World Index and 40% of the Bloomberg Barclays U.S. Aggregate Bond Index. The MSCI World Index is a widely followed, unmanaged group of stocks from 23 developed market countries. The index provides total returns in U.S. dollars with net dividends reinvested. The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS and CMBS. One cannot invest directly in an index.

Top 10 Holdings* (%)

Gold bullion (Precious Metal)	8.0
Nestle SA (Registered) (Food Products, Switzerland)	2.4
British American Tobacco plc (Tobacco, United Kingdom)	2.3
Danone SA (Food Products, France)	2.0
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels, United States)	2.0
Groupe Bruxelles Lambert SA (Diversified Financial Services, Belgium)	1.8
Jardine Matheson Holdings Ltd. (Industrial Conglomerates, Hong Kong)	1.5
Philip Morris International, Inc. (Tobacco, United States)	1.4
U.S. Treasury Notes 2.63%, 6/30/2023 (U.S. Treasury Obligations, United States)	1.4
Colgate-Palmolive Co. (Household Products, United States)	1.4
Total	24.2

*Holdings in cash, commercial paper and other short-term cash equivalents have been excluded.

Percentages are based on total net assets.

First Eagle Funds | Semiannual Report | April 30, 2020

First Eagle Global Income Builder Fund | Schedule of Investments | April 30, 2020 (unaudited)

Investments	Shares	Value ($)
Common Stocks — 57.5%
Belgium — 1.8%
Groupe Bruxelles Lambert SA*	277,053	22,163,103
Brazil — 0.6%
Ambev SA, ADR*	2,875,098	6,181,461
Cielo SA	2,260,784	1,687,928
		7,869,389
Canada — 3.6%
Agnico Eagle Mines Ltd.	111,619	6,521,767
Franco-Nevada Corp.	58,524	7,742,936
Imperial Oil Ltd.	287,984	4,653,012
Nutrien Ltd. (a)	251,917	8,995,956
Power Corp. of Canada	671,362	10,736,390
Wheaton Precious Metals Corp. (a)	174,632	6,594,104
		45,244,165
Chile — 0.9%
Cia Cervecerias Unidas SA, ADR	804,822	11,444,569
Quinenco SA	200,388	292,913
		11,737,482
Denmark — 0.2%
ISS A/S*	192,907	2,868,010
France — 4.8%
Danone SA	367,230	25,594,862
Legrand SA	51,712	3,466,910
Rexel SA	479,094	4,474,636
Sanofi	151,208	14,769,055
Sodexo SA	134,411	10,745,559
Wendel SE	15,480	1,327,969
		60,378,991
Germany — 1.4%
Brenntag AG	94,833	4,293,847
FUCHS PETROLUB SE (Preference)	143,667	5,570,769
HeidelbergCement AG	50,679	2,402,749
Henkel AG & Co. KGaA (Preference)	60,171	5,342,377
		17,609,742

First Eagle Funds | Semiannual Report | April 30, 2020

First Eagle Global Income Builder Fund | Schedule of Investments | April 30, 2020 (unaudited)

Investments	Shares	Value ($)
Hong Kong — 4.1%
CK Asset Holdings Ltd.	1,840,500	11,629,652
Great Eagle Holdings Ltd.	1,749,774	5,219,680
Guoco Group Ltd.	67,700	955,014
Hongkong Land Holdings Ltd.	1,104,100	4,618,612
Hysan Development Co. Ltd.	1,193,083	3,980,314
Jardine Matheson Holdings Ltd.	416,800	18,256,322
Mandarin Oriental International Ltd.	4,571,800	6,400,520
		51,060,114
Ireland — 0.1%
CRH plc	64,820	1,954,355
Japan — 3.7%
FANUC Corp.	88,000	14,362,776
KDDI Corp.	98,800	2,861,672
Komatsu Ltd.	200,900	3,801,215
Mitsubishi Electric Corp.	461,100	5,673,673
MS&AD Insurance Group Holdings, Inc.	24,300	700,085
Secom Co. Ltd.	148,400	12,349,746
Sompo Holdings, Inc.	188,800	6,123,826
USS Co. Ltd.	30,700	486,130
Yokogawa Electric Corp.	1,500	20,446
		46,379,569
Malaysia — 0.2%
British American Tobacco Malaysia Bhd.	782,800	2,291,824
Mexico — 0.8%
Fomento Economico Mexicano SAB de CV, ADR	58,617	3,770,832
Fresnillo plc	646,614	5,744,015
		9,514,847
Netherlands — 0.4%
HAL Trust	37,419	4,805,858
Norway — 1.0%
Orkla ASA	1,384,485	12,505,887
Singapore — 0.5%
ComfortDelGro Corp. Ltd.	3,504,000	4,085,045

First Eagle Funds | Semiannual Report | April 30, 2020

First Eagle Global Income Builder Fund | Schedule of Investments | April 30, 2020 (unaudited)

Investments	Shares	Value ($)
Singapore — 0.5% (continued)
UOL Group Ltd.	341,800	1,643,945
		5,728,990
South Korea — 1.9%
Kia Motors Corp.	136,619	3,336,879
KT&G Corp.	255,349	17,048,999
Samsung Electronics Co. Ltd. (Preference)	91,052	3,156,374
		23,542,252
Spain — 0.1%
Zardoya Otis SA	239,053	1,663,705
Sweden — 1.6%
Industrivarden AB, Class C*	189,168	3,870,945
Investor AB, Class A	190,148	9,380,681
Svenska Handelsbanken AB, Class A*	692,640	6,321,963
		19,573,589
Switzerland — 3.2%
Cie Financiere Richemont SA (Registered)	195,516	11,092,300
Nestle SA (Registered)	280,110	29,666,459
		40,758,759
Taiwan — 0.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	147,810	7,853,145
Thailand — 0.8%
Bangkok Bank PCL, NVDR	1,956,200	6,219,087
Thai Beverage PCL	7,735,100	3,765,090
		9,984,177
Turkey — 0.2%
Coca-Cola Icecek A/S	466,883	2,469,940
United Kingdom — 8.0%
Berkeley Group Holdings plc	146,085	7,668,453
British American Tobacco plc	747,449	28,809,861
Diageo plc	109,223	3,760,532
Domino's Pizza Group plc	2,184,990	9,468,412
GlaxoSmithKline plc	689,315	14,380,901
Hiscox Ltd.	546,442	4,807,161
Linde plc	49,826	9,176,641

First Eagle Funds | Semiannual Report | April 30, 2020

First Eagle Global Income Builder Fund | Schedule of Investments | April 30, 2020 (unaudited)

Investments	Shares	Value ($)
United Kingdom — 8.0% (continued)
Lloyds Banking Group plc	17,348,713	7,019,430
Unilever NV	325,011	16,185,326
		101,276,717
United States — 17.0%
3M Co. (a)	65,446	9,942,556
American Express Co.	12,229	1,115,896
Analog Devices, Inc.	31,614	3,464,894
Anthem, Inc. (a)	26,754	7,510,650
Bank of New York Mellon Corp. (The)	222,692	8,359,858
CH Robinson Worldwide, Inc. (a)	162,189	11,499,200
Colgate-Palmolive Co.	255,488	17,953,142
Cummins, Inc.	24,824	4,058,724
Deere & Co.	39,919	5,790,650
Equity Residential, REIT	46,657	3,035,504
Exxon Mobil Corp.	541,330	25,155,605
Kraft Heinz Co. (The)	140,874	4,272,708
Microsoft Corp. (a)	21,517	3,856,062
Omnicom Group, Inc.	30,504	1,739,643
Oracle Corp.	206,444	10,935,339
Philip Morris International, Inc.	243,871	18,192,777
PPG Industries, Inc.	18,334	1,665,277
Royal Gold, Inc. (a)	38,328	4,696,330
Schlumberger Ltd. (a)	507,314	8,533,022
Texas Instruments, Inc.	80,888	9,388,670
Travelers Cos., Inc. (The)	75,357	7,626,882
Truist Financial Corp.	247,144	9,223,414
UGI Corp.	107,848	3,254,853
Union Pacific Corp.	27,763	4,436,250
US Bancorp	113,132	4,129,318
Wells Fargo & Co.	376,753	10,944,675
Weyerhaeuser Co., REIT	584,102	12,774,311
		213,556,210
Total Common Stocks (Cost $778,372,450)		722,790,820

First Eagle Funds | Semiannual Report | April 30, 2020

First Eagle Global Income Builder Fund | Schedule of Investments | April 30, 2020 (unaudited)

Investments	Principal Amount ($)	Value ($)
Corporate Bonds — 18.0%
Australia — 0.2%
Nufarm Australia Ltd. 5.75%, 4/30/2026 (b)	2,633,000	2,475,020
Canada — 0.1%
Open Text Corp. 3.88%, 2/15/2028 (b)	1,106,000	1,078,350
Open Text Holdings, Inc. 4.13%, 2/15/2030 (b)	774,000	752,870
		1,831,220
Germany — 0.6%
Fresenius Medical Care US Finance, Inc. 5.75%, 2/15/2021 (b)	2,494,000	2,546,756
IHO Verwaltungs GmbH 4.75%, (4.75% Cash or 5.50% PIK), 9/15/2026 (b)(c)	3,879,000	3,297,150
6.00%, (6.00% Cash or 6.75% PIK), 5/15/2027 (b)(c)	1,336,632	1,137,808
		6,981,714
Netherlands — 0.7%
NXP BV 4.13%, 6/1/2021 (b)	2,953,000	3,016,692
4.63%, 6/1/2023 (b)	4,847,000	5,158,272
		8,174,964
United Kingdom — 0.3%
Ashtead Capital, Inc. 5.25%, 8/1/2026 (b)	378,000	378,945
Lloyds Banking Group plc 3.00%, 1/11/2022	1,250,000	1,269,928
(ICE LIBOR USD 3 Month + 0.81%), 2.91%, 11/7/2023 (d)	2,090,000	2,123,248
		3,772,121
United States — 16.1%
AbbVie, Inc. (ICE LIBOR USD 3 Month + 0.35%), 2.05%, 5/21/2021 (b)(d)	2,699,000	2,684,477
2.15%, 11/19/2021 (b)	5,622,000	5,696,787
(ICE LIBOR USD 3 Month + 0.46%), 2.15%, 11/19/2021 (b)(d)	2,249,000	2,230,730
ACCO Brands Corp. 5.25%, 12/15/2024 (b)	6,882,000	6,830,385

First Eagle Funds | Semiannual Report | April 30, 2020

First Eagle Global Income Builder Fund | Schedule of Investments | April 30, 2020 (unaudited)

Investments	Principal Amount ($)	Value ($)
United States — 16.1% (continued)
Aircastle Ltd. 5.50%, 2/15/2022	4,919,000	4,690,910
American Express Credit Corp. 2.25%, 5/5/2021	9,653,000	9,753,752
American Tower Corp. REIT, 2.40%, 3/15/2025	115,000	118,329
AMN Healthcare, Inc. 4.63%, 10/1/2027 (b)	1,109,000	1,075,730
Andeavor Logistics LP 3.50%, 12/1/2022	111,000	109,133
Aramark Services, Inc. 5.00%, 4/1/2025 (b)	1,541,000	1,498,623
4.75%, 6/1/2026	1,076,000	1,027,580
5.00%, 2/1/2028 (b)	194,000	185,163
Berry Global, Inc. 5.50%, 5/15/2022	1,145,000	1,145,275
Block Financial LLC 4.13%, 10/1/2020	2,474,000	2,482,449
BWX Technologies, Inc. 5.38%, 7/15/2026 (b)	704,000	718,960
Carnival Corp. 11.50%, 4/1/2023 (b)	492,000	513,986
Centene Corp. 4.75%, 5/15/2022	2,036,000	2,056,360
4.75% 1/15/2025	2,941,000	3,009,672
4.75% 1/15/2025 (b)	2,258,000	2,310,724
4.25%, 12/15/2027 (b)	1,355,000	1,417,669
4.63%, 12/15/2029 (b)	684,000	748,980
3.38%, 2/15/2030 (b)	1,113,000	1,122,683
CenturyLink, Inc. Series S, 6.45%, 6/15/2021	1,331,000	1,362,212
Charles River Laboratories International, Inc. 5.50%, 4/1/2026 (b)	350,000	359,940
Charter Communications Operating LLC 3.58%, 7/23/2020	11,900,000	11,917,078
4.46%, 7/23/2022	2,306,000	2,430,690
4.91%, 7/23/2025	2,072,000	2,335,181
CITGO Petroleum Corp. 6.25%, 8/15/2022 (b)	13,847,000	13,258,502

First Eagle Funds | Semiannual Report | April 30, 2020

First Eagle Global Income Builder Fund | Schedule of Investments | April 30, 2020 (unaudited)

Investments	Principal Amount ($)	Value ($)
United States — 16.1% (continued)
CNH Industrial Capital LLC 4.38%, 11/6/2020	687,000	688,894
3.88%, 10/15/2021	3,225,000	3,261,794
CommScope, Inc. 5.50%, 3/1/2024 (b)	563,000	563,000
Crown Americas LLC 4.50%, 1/15/2023	3,626,000	3,717,375
CVS Health Corp. (ICE LIBOR USD 3 Month + 0.72%), 1.72%, 3/9/2021 (d)	963,000	961,036
DCP Midstream Operating LP 4.75%, 9/30/2021 (b)	4,084,000	3,859,380
6.45%, 11/3/2036 (b)	1,545,000	899,962
Dell International LLC 4.42%, 6/15/2021 (b)	4,220,000	4,302,204
5.85%, 7/15/2025 (b)	2,000,000	2,180,408
6.02%, 6/15/2026 (b)	3,103,000	3,357,321
Dollar Tree, Inc. 3.70%, 5/15/2023	1,344,000	1,407,849
DuPont de Nemours, Inc. 3.77%, 11/15/2020	9,275,000	9,360,919
EMC Corp. 2.65%, 6/1/2020	1,043,000	1,037,785
Energizer Holdings, Inc. 5.50%, 6/15/2025 (b)	1,092,000	1,104,667
6.38%, 7/15/2026 (b)	2,643,000	2,718,986
EW Scripps Co. (The) 5.13%, 5/15/2025 (b)	3,870,000	3,263,184
Foot Locker, Inc. 8.50%, 1/15/2022	2,494,000	2,447,238
GameStop Corp. 6.75%, 3/15/2021 (b)	1,363,000	1,069,955
HCA, Inc. 4.50%, 2/15/2027	2,747,000	2,969,326
John Deere Capital Corp. 2.35%, 1/8/2021	2,561,000	2,584,097
KFC Holding Co. 5.00%, 6/1/2024 (b)	600,000	618,228
Lamb Weston Holdings, Inc. 4.63%, 11/1/2024 (b)	4,015,000	4,093,292

First Eagle Funds | Semiannual Report | April 30, 2020

First Eagle Global Income Builder Fund | Schedule of Investments | April 30, 2020 (unaudited)

Investments	Principal Amount ($)	Value ($)
United States — 16.1% (continued)
4.88%, 11/1/2026 (b)	803,000	807,015
Lennar Corp. 6.63%, 5/1/2020	2,431,000	2,431,000
2.95%, 11/29/2020	3,543,000	3,482,769
Meredith Corp. 6.88%, 2/1/2026	1,716,000	1,458,600
Nielsen Finance LLC 4.50%, 10/1/2020	164,000	162,352
NortonLifeLock, Inc. 4.20%, 9/15/2020	5,214,000	5,220,518
3.95%, 6/15/2022	1,020,000	1,039,482
Pilgrim's Pride Corp. 5.75%, 3/15/2025 (b)	3,300,000	3,333,429
5.88%, 9/30/2027 (b)	3,343,000	3,382,949
Plantronics, Inc. 5.50%, 5/31/2023 (b)	3,656,000	2,896,649
Spectrum Brands, Inc. 5.75%, 7/15/2025	1,520,000	1,516,200
Sprint Communications, Inc. 6.00%, 11/15/2022	1,800,000	1,903,698
Taylor Morrison Communities, Inc. 5.88%, 4/15/2023 (b)	3,107,000	3,013,790
Teleflex, Inc. 4.63%, 11/15/2027	824,000	844,600
Truist Financial Corp. Series N, (5 Year US Treasury Rate + 3.00%) 4.80%, 9/1/2024 (d)(e)	2,170,000	2,028,646
UnitedHealth Group, Inc. 1.95%, 10/15/2020	2,092,000	2,092,024
Valvoline, Inc. 4.38%, 8/15/2025	979,000	981,448
4.25%, 2/15/2030 (b)	224,000	217,840
Vulcan Materials Co. (ICE LIBOR USD 3 Month + 0.65%), 2.23%, 3/1/2021 (d)	3,834,000	3,775,499
4.50%, 4/1/2025	3,786,000	4,010,424
Wachovia Capital Trust III (ICE LIBOR USD 3 Month + 0.93%, 5.57% Floor), 5.57%, 6/4/2020 (d)(e)	6,773,000	6,728,163

First Eagle Funds | Semiannual Report | April 30, 2020

First Eagle Global Income Builder Fund | Schedule of Investments | April 30, 2020 (unaudited)

Investments	Principal Amount ($)	Value ($)
United States — 16.1% (continued)
WESCO Distribution, Inc. 5.38%, 12/15/2021	4,695,000	4,624,575
5.38%, 6/15/2024	2,693,000	2,491,025
Western Digital Corp. 4.75%, 2/15/2026	4,523,000	4,617,666
		202,619,221
Total Corporate Bonds (Cost $228,371,307)		225,854,260
	Ounces
Commodities — 8.0%
Gold bullion* (Cost $74,192,280)	59,489	100,492,887
	Principal Amount ($)
U.S. Treasury Obligations — 7.5%
U.S. Treasury Notes 2.63%, 7/31/2020	14,565,000	14,656,895
1.13%, 6/30/2021	14,554,000	14,716,596
2.13%, 6/30/2021	7,135,000	7,297,210
2.13%, 6/30/2022	14,139,200	14,725,756
1.63%, 12/15/2022	7,400,000	7,668,828
2.63%, 6/30/2023	16,764,700	18,010,920
2.63%, 12/31/2023	7,100,000	7,699,062
2.50%, 1/31/2024	8,788,900	9,506,431
		94,281,698
Total U.S. Treasury Obligations (Cost $91,413,099)		94,281,698
	Shares
Preferred Stocks — 1.0%
United States — 1.0%
Bank of New York Mellon Corp. (The) 5.20%, 06/20/20 (e)	98,175	2,516,225
Charles Schwab Corp. (The), Series C 6.00%, 12/01/20 (e)	37,375	970,629
Charles Schwab Corp. (The), Series D 5.95%, 06/01/21 (e)	7,786	203,448
General American Investors Co., Inc., Series B 5.95%, 06/03/20 (e)	4,712	131,936

First Eagle Funds | Semiannual Report | April 30, 2020

First Eagle Global Income Builder Fund | Schedule of Investments | April 30, 2020 (unaudited)

Investments	Shares		Value ($)
United States — 1.0% (continued)
MetLife, Inc., Series A (ICE LIBOR USD 3 Month + 1.00%, 4.00% Floor), 4.00%, 06/03/20 (d)(e)		67,936	1,562,528
Northern Trust Corp., Series E 4.70%, 01/01/25 (e)		101,453	2,542,412
US Bancorp, Series B(ICE LIBOR USD 3 Month + 0.60%), 3.50%, 06/03/20 (d)(e)		89,375	1,767,838
US Bancorp, Series F(ICE LIBOR USD 3 Month + 4.47%), 6.50%, 01/15/22 (d)(e)		110,325	2,979,878
Total Preferred Stocks (Cost $12,797,499)			12,674,894
	Principal Amount ($)
Loan Assignments — 1.0%
United States — 1.0%
BI-LO Holding Finance LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 8.00%), 9.38%, 5/31/2024 (d)		9,737,859	9,177,932
Osum Production Corp., 1st Lien Term Loan B-EXT (ICE LIBOR USD 3 Month + 7.50%), 8.95%, 7/31/2022‡ (d)		4,501,807	3,331,337
			12,509,269
Total Loan Assignments (Cost $13,895,452)			12,509,269
Foreign Government Securities — 0.9%
Indonesia — 0.1%
Republic of Indonesia 8.25%, 7/15/2021	IDR	24,166,000,000	1,672,531
Malaysia — 0.3%
Malaysia Government Bond 3.42%, 8/15/2022	MYR	14,972,000	3,559,969
Mexico — 0.2%
Mex Bonos Desarr Fix Rt 8.00%, 12/7/2023	MXN	68,770,000	3,095,006
Peru — 0.3%
Republic of Peru 8.20%, 8/12/2026 (b)	PEN	9,385,000	3,544,175
Total Foreign Government Securities (Cost $12,504,622)			11,871,681

First Eagle Funds | Semiannual Report | April 30, 2020

First Eagle Global Income Builder Fund | Schedule of Investments | April 30, 2020 (unaudited)

Investments	Shares	Value ($)
Closed End Funds — 0.6%
United Kingdom — 0.6%
Caledonia Investments plc (Cost $8,555,264)	242,741	8,119,340
Master Limited Partnerships — 0.3%
United States — 0.3%
Enterprise Products Partners LP (Cost $4,131,652)	202,835	3,561,783
	Principal Amount ($)
Short-Term Investments — 4.3%
Commercial Paper — 4.3%
Eni Finance USA, Inc. 1.24%, 5/1/2020 (b)(f)	10,364,000	10,363,636
Entergy Corp. 0.90%, 5/1/2020 (b)(f)	7,773,000	7,772,804
General Motors Financial Co., Inc. 3.50%, 5/1/2020 (f)	15,027,000	15,025,528
Hitachi America Capital Ltd. 0.45%, 5/1/2020 (b)(f)	11,401,000	11,400,850
LVMH Moet Hennessy Louis Vuitton, Inc. 1.60%, 6/15/2020 (b)(f)	10,000,000	9,994,403
Total Commercial Paper (Cost $54,545,125)		54,557,221
	Shares
Investment Companies — 0.0% (g)
JP Morgan U.S. Government Money Market Fund, Agency Shares 0.14% (h) (Cost $4,140)	4,140	4,140
Total Short-Term Investments (Cost $54,549,265)		54,561,361
Total Investments — 99.1% (Cost $1,278,782,890)		1,246,717,993
Other Assets Less Liabilities — 0.9%		11,330,248
Net Assets — 100.0%		1,258,048,241

*  Non-income producing security.

‡  Value determined using significant unobservable inputs.

(a)  All or a portion of the security pledged as collateral for call options written.

First Eagle Funds | Semiannual Report | April 30, 2020

First Eagle Global Income Builder Fund | Schedule of Investments | April 30, 2020 (unaudited)

(b)  Securities exempt from registration under Rule 144A or section 4(a)2 of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at April 30, 2020 amounted to $145,253,329, which represents approximately 11.55% of net assets of the Fund.

(c)  Security has the ability to pay in kind ("PIK") or pay income in cash. When applicable, separate rates of such payments are disclosed.

(d)  Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of April 30, 2020.

(e)  Perpetual security. The rate reflected was the rate in effect on April 30, 2020. The maturity date reflects the next call date.

(f)  The rate shown was the current yield as of April 30, 2020.

(g)  Represents less than 0.05% of net assets.

(h)  Represents 7-day effective yield as of April 30, 2020.

As of April 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$108,844,219
Aggregate gross unrealized depreciation	(140,543,034)
Net unrealized depreciation	$(31,698,815)
Federal income tax cost	$1,278,782,890

Forward Foreign Currency Exchange Contracts outstanding as of April 30, 2020

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	9,003,318	EUR	8,039,000	HSBC Bank plc	5/13/2020	$192,371
USD	3,136,145	GBP	2,402,000	HSBC Bank plc	5/13/2020	110,750
USD	3,090,687	GBP	2,377,000	Goldman Sachs	6/17/2020	96,289
Total unrealized appreciation						399,410
JPY	146,660,000	USD	1,384,355	HSBC Bank plc	5/13/2020	(17,566)
USD	4,335,134	JPY	468,240,000	HSBC Bank plc	5/13/2020	(28,601)
USD	2,752,665	EUR	2,541,000	Goldman Sachs	6/17/2020	(34,419)
USD	365,666	GBP	297,000	Goldman Sachs	6/17/2020	(8,476)
Total unrealized depreciation						(89,062)
Net unrealized appreciation						$310,348

First Eagle Funds | Semiannual Report | April 30, 2020

First Eagle Global Income Builder Fund | Schedule of Investments | April 30, 2020 (unaudited)

Written Call Options Contracts as of April 30, 2020

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
3M Co.	Exchange Traded	86	USD	(1,306,512)	USD	165.00	5/15/2020	(3,440)
Anthem, Inc.	Exchange Traded	44	USD	(1,235,212)	USD	350.00	6/19/2020	(1,760)
CH Robinson Worldwide, Inc.	Exchange Traded	162	USD	(1,148,580)	USD	80.00	5/15/2020	(2,430)
Microsoft Corp.	Exchange Traded	69	USD	(1,236,549)	USD	195.00	5/15/2020	(2,484)
Nutrien Ltd.	Exchange Traded	365	USD	(1,303,415)	USD	40.00	6/19/2020	(23,725)
Royal Gold, Inc.	Exchange Traded	108	USD	(1,323,324)	USD	150.00	5/15/2020	(7,020)
Schlumberger Ltd.	Exchange Traded	721	USD	(1,212,722)	USD	20.00	5/15/2020	(10,815)
Wheaton Precious Metals Corp.	Exchange Traded	325	USD	(1,227,200)	USD	50.00	9/18/2020	(35,425)
Total Written Options Contracts (Premiums Received ($142,833))								(87,099)

Abbreviations

ADR  — American Depositary Receipt

EUR  — Euro

GBP  — British Pound

ICE  — Intercontinental Exchange

IDR  — Indonesian Rupiah

JPY  — Japanese Yen

LIBOR  — London Interbank Offered Rate

MXN  — Mexican Peso

MYR  — Malaysia Ringgit

NVDR  — Non-Voting Depositary Receipt

PEN  — Peruvian Sol

Preference  A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference.

  Preference shares may also have liquidation preference.

REIT  — Real Estate Investment Trust

USD  — United States Dollar

See Notes to Financial Statements

First Eagle Funds | Semiannual Report | April 30, 2020

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First Eagle High Income Fund (formerly First Eagle High Yield Fund)

Fund Overview

Data as of April 30, 2020 (unaudited)

Investment Objective

The First Eagle High Income Fund (formerly named First Eagle High Yield Fund) seeks to provide investors with a high level of current income. To pursue this objective, the Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in high yield, below investment-grade instruments.

Average Annual Returns^		One Year	Five Years	Ten Years
First Eagle High Income Fund	Class I	-4.56%	1.75%	4.56%
Bloomberg Barclays U.S. Corporate High Yield Index		-4.11%	3.44%	5.86%

Asset Allocation* (%)

Sectors* (%)
Consumer Staples	16.0
Consumer Discretionary	14.4
Materials	13.0
Industrials	11.8
Energy	9.7
Information Technology	8.9
Communication Services	6.3
Health Care	5.3
Real Estate	4.0
Financials	2.8
Short-Term Investments	7.8

Countries*~ (%)

United States	84.4
Canada	3.1
Germany	2.1
United Kingdom	0.8
Australia	0.8
South Korea	0.5
Singapore	0.5
Short-Term Investments	7.8

^Performance figures reflect certain fee waivers and/or expense limitations, without which returns may have been lower.

*Asset Allocation, Sector and Countries percentages are based on total investments in the portfolio.

~Country allocations reflect country of risk (not currency of issue). Bonds of non-U.S. issuers may be U.S. dollar denominated.

The Fund's portfolio composition is subject to change at any time.

First Eagle Funds | Semiannual Report | April 30, 2020

First Eagle High Income Fund | Fund Overview

Growth of a $1,000,000 Initial Investment

Performance data quoted herein represents past performance and should not be considered indicative of future results. Performance data quoted herein does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. The average annual returns shown above are historical and reflect changes in share price, reinvested dividends and are net of expenses.

Class I Shares require $1 million minimum investment and are offered without a sales charge. If a sales charge was included values would be lower.

The Bloomberg Barclays U.S. Corporate High Yield Index is composed of fixed-rate, publicly issued, non-investment grade debt and is unmanaged, with dividends reinvested. The index includes both corporate and non-corporate sectors. The corporate sectors are Industrial, Utility, and Finance, which include both U.S. and non-U.S. corporations. One cannot invest directly in an index.

Top 10 Holdings* (%)

Southeastern Grocers, Inc. (Food & Staples Retailing, United States)	4.2
AMN Healthcare, Inc. (Professional Services, United States)	2.9
Dell International LLC (Technology Hardware, Storage & Peripherals, United States)	2.3
DCP Midstream Operating LP (Oil, Gas & Consumable Fuels, United States)	2.3
WESCO Distribution, Inc. (Trading Companies & Distributors, United States)	2.1
BI-LO Holding Finance LLC, 1st Lien Term Loan B (Food & Staples Retailing, United States)	2.1
Sealed Air Corp. (Containers & Packaging, United States)	2.0
Osum Production Corp., 1st Lien Term Loan B-EXT (Oil, Gas & Consumable Fuels, United States)	2.0
Lennar Corp. (Household Durables, United States)	1.9
KFC Holding Co. (Hotels, Restaurants & Leisure, United States)	1.9
Total	23.7

*Holdings in cash, commercial paper and other short-term cash equivalents have been excluded.

Percentages are based on total net assets.

First Eagle Funds | Semiannual Report | April 30, 2020

First Eagle High Income Fund (formerly named First Eagle High Yield Fund) | Schedule of Investments | April 30, 2020 (unaudited)

Investments	Principal Amount ($)	Value ($)
Corporate Bonds — 81.1%
Australia — 0.8%
Nufarm Australia Ltd. 5.75%, 4/30/2026 (a)	1,721,000	1,617,740
Canada — 3.1%
Clearwater Seafoods, Inc. 6.88%, 5/1/2025 (a)	2,516,000	2,295,875
Kinross Gold Corp. 4.50%, 7/15/2027	1,868,000	1,963,119
Open Text Corp. 5.88%, 6/1/2026 (a)	94,000	98,700
3.88%, 2/15/2028 (a)	190,000	185,250
Open Text Holdings, Inc. 4.13%, 2/15/2030 (a)	132,000	128,396
Precision Drilling Corp. 7.75%, 12/15/2023	2,068,000	909,920
Ritchie Bros Auctioneers, Inc. 5.38%, 1/15/2025 (a)	942,000	951,420
		6,532,680
Germany — 2.0%
IHO Verwaltungs GmbH 4.75%, (4.75% Cash or 5.50% PIK), 9/15/2026 (a)(b)	3,730,000	3,170,500
6.00%, (6.00% Cash or 6.75% PIK), 5/15/2027 (a)(b)	1,280,244	1,089,808
		4,260,308
Singapore — 0.5%
Avation Capital SA 6.50%, 5/15/2021‡ (a)	1,216,000	1,021,440
South Korea — 0.5%
MagnaChip Semiconductor Corp. 6.63%, 7/15/2021 (c)	1,138,000	1,103,860
United Kingdom — 0.8%
EnQuest plc 7.00%, 4/15/2022 (b)(d)	5,070,420	1,724,957
United States — 73.4%
ACCO Brands Corp. 5.25%, 12/15/2024 (a)	3,948,000	3,918,390
Adient US LLC 9.00%, 4/15/2025 (a)	439,000	457,657
First Eagle Funds | Semiannual Report | April 30, 2020

First Eagle High Income Fund (formerly named First Eagle High Yield Fund) | Schedule of Investments | April 30, 2020 (unaudited)

Investments	Principal Amount ($)	Value ($)
United States — 73.4% (continued)
AMN Healthcare, Inc. 5.13%, 10/1/2024 (a)	6,161,000	6,103,703
Antero Resources Corp. 5.63%, 6/1/2023	6,341,000	3,726,606
Aramark Services, Inc. 5.00%, 4/1/2025 (a)	623,000	605,867
6.38%, 5/1/2025 (a)	1,163,000	1,209,520
4.75%, 6/1/2026	1,556,000	1,485,980
5.00%, 2/1/2028 (a)	57,000	54,404
B&G Foods, Inc. 5.25%, 4/1/2025	1,152,000	1,166,400
Berry Global, Inc. 5.50%, 5/15/2022	2,507,000	2,507,602
Boeing Co. (The) 1.65%, 10/30/2020	262,000	259,989
BWX Technologies, Inc. 5.38%, 7/15/2026 (a)	168,000	171,570
California Resources Corp. 8.00%, 12/15/2022 (a)	4,244,000	148,540
Carnival Corp. 11.50%, 4/1/2023 (a)	1,156,000	1,207,657
CCO Holdings LLC 5.88%, 4/1/2024 (a)	2,188,000	2,250,796
Centene Corp. 5.38%, 8/15/2026 (a)	279,000	297,163
4.63%, 12/15/2029 (a)	1,228,000	1,344,660
3.38%, 2/15/2030 (a)	190,000	191,653
CenturyLink, Inc. Series S, 6.45%, 6/15/2021	1,984,000	2,030,525
4.00%, 2/15/2027 (a)	61,000	59,170
Charles River Laboratories International, Inc. 5.50%, 4/1/2026 (a)	306,000	314,690
4.25%, 5/1/2028 (a)	632,000	637,530
Charter Communications Operating LLC 4.91%, 7/23/2025	465,000	524,063
Chemours Co. (The) 6.63%, 5/15/2023	2,202,000	2,058,870
Cinemark USA, Inc. 8.75%, 5/1/2025 (a)	288,000	290,160

First Eagle Funds | Semiannual Report | April 30, 2020

First Eagle High Income Fund (formerly named First Eagle High Yield Fund) | Schedule of Investments | April 30, 2020 (unaudited)

Investments	Principal Amount ($)	Value ($)
United States — 73.4% (continued)
CITGO Petroleum Corp. 6.25%, 8/15/2022 (a)	3,654,000	3,498,705
CNH Industrial Capital LLC 3.88%, 10/15/2021	1,559,000	1,576,786
CommScope, Inc. 5.50%, 3/1/2024 (a)	2,250,000	2,250,000
Cornerstone Chemical Co. 6.75%, 8/15/2024 (a)	1,400,000	1,134,000
Crestwood Midstream Partners LP 6.25%, 4/1/2023 (c)	873,000	637,290
Crown Americas LLC 4.50%, 1/15/2023	3,692,000	3,785,038
4.75%, 2/1/2026	1,844,000	1,894,710
Dana, Inc. 5.38%, 11/15/2027	1,255,000	1,107,537
DCP Midstream Operating LP 4.75%, 9/30/2021 (a)	5,186,000	4,900,770
Dell International LLC 7.13%, 6/15/2024 (a)	4,740,000	4,911,588
EMC Corp. 2.65%, 6/1/2020	1,124,000	1,118,380
Energizer Holdings, Inc. 5.50%, 6/15/2025 (a)	184,000	186,135
6.38%, 7/15/2026 (a)	2,887,000	2,970,001
EW Scripps Co. (The) 5.13%, 5/15/2025 (a)	1,578,000	1,330,570
Fair Isaac Corp. 4.00%, 6/15/2028 (a)	1,669,000	1,656,482
FirstCash, Inc. 5.38%, 6/1/2024 (a)	1,596,000	1,599,990
Ford Motor Co. 8.50%, 4/21/2023	1,169,000	1,157,310
9.00%, 4/22/2025	1,169,000	1,136,853
Ford Motor Credit Co. LLC 2.43%, 6/12/2020	2,016,000	2,005,920
Fortune Brands Home & Security, Inc. 3.00%, 6/15/2020	2,002,000	2,001,680
GameStop Corp. 6.75%, 3/15/2021 (a)	2,777,000	2,179,945

First Eagle Funds | Semiannual Report | April 30, 2020

First Eagle High Income Fund (formerly named First Eagle High Yield Fund) | Schedule of Investments | April 30, 2020 (unaudited)

Investments	Principal Amount ($)	Value ($)
United States — 73.4% (continued)
GLP Capital LP REIT, 5.25%, 6/1/2025	3,627,000	3,527,620
HCA, Inc. 5.88%, 5/1/2023	1,470,000	1,581,661
3.50%, 9/1/2030	607,000	579,304
Hill-Rom Holdings, Inc. 5.00%, 2/15/2025 (a)	2,720,000	2,774,400
4.38%, 9/15/2027 (a)	306,000	309,825
IQVIA, Inc. 5.00%, 10/15/2026 (a)	800,000	824,640
5.00%, 5/15/2027 (a)	1,075,000	1,104,229
JBS USA LUX SA 6.75%, 2/15/2028 (a)	1,993,000	2,134,383
Kaiser Aluminum Corp. 6.50%, 5/1/2025 (a)	292,000	297,475
4.63%, 3/1/2028 (a)	1,312,000	1,221,472
KFC Holding Co. 5.00%, 6/1/2024 (a)	3,845,000	3,961,811
Koppers, Inc. 6.00%, 2/15/2025 (a)	1,389,000	1,128,563
Lamb Weston Holdings, Inc. 4.63%, 11/1/2024 (a)	1,939,000	1,976,811
4.88%, 11/1/2026 (a)	388,000	389,940
Lennar Corp. 6.63%, 5/1/2020	4,105,000	4,105,000
2.95%, 11/29/2020	515,000	506,245
Men's Wearhouse, Inc. (The) 7.00%, 7/1/2022	2,459,000	1,045,567
Meredith Corp. 6.88%, 2/1/2026	3,382,000	2,874,700
MGIC Investment Corp. 5.75%, 8/15/2023	470,000	460,600
Moog, Inc. 4.25%, 12/15/2027 (a)	155,000	145,313
NGL Energy Partners LP 7.50%, 11/1/2023	711,000	481,703
Nielsen Finance LLC 4.50%, 10/1/2020	1,655,000	1,638,367

First Eagle Funds | Semiannual Report | April 30, 2020

First Eagle High Income Fund (formerly named First Eagle High Yield Fund) | Schedule of Investments | April 30, 2020 (unaudited)

Investments	Principal Amount ($)	Value ($)
United States — 73.4% (continued)
NortonLifeLock, Inc. 4.20%, 9/15/2020	3,442,000	3,446,302
3.95%, 6/15/2022	459,000	467,767
Performance Food Group, Inc. 5.50%, 10/15/2027 (a)	611,000	580,462
Pilgrim's Pride Corp. 5.75%, 3/15/2025 (a)	1,021,000	1,031,343
5.88%, 9/30/2027 (a)	638,000	645,624
Plantronics, Inc. 5.50%, 5/31/2023 (a)	1,696,000	1,343,741
Post Holdings, Inc. 4.63%, 4/15/2030 (a)	1,215,000	1,190,688
Radian Group, Inc. 4.50%, 10/1/2024	645,000	625,650
SBA Communications Corp. REIT, 4.88%, 9/1/2024	2,928,000	3,029,133
REIT, 3.88%, 2/15/2027 (a)	609,000	621,941
Sealed Air Corp. 4.88%, 12/1/2022 (a)	4,173,000	4,277,325
4.00%, 12/1/2027 (a)	1,252,000	1,226,960
Shea Homes LP 4.75%, 2/15/2028 (a)	1,668,000	1,440,735
Spectrum Brands, Inc. 5.75%, 7/15/2025	2,968,000	2,960,580
Sprint Communications, Inc. 7.00%, 8/15/2020	2,240,000	2,259,600
6.00%, 11/15/2022	1,026,000	1,085,108
Taylor Morrison Communities, Inc. 5.88%, 4/15/2023 (a)	3,228,000	3,131,160
5.75%, 1/15/2028 (a)	918,000	830,790
Teleflex, Inc. 4.63%, 11/15/2027	1,005,000	1,030,125
T-Mobile USA, Inc. 6.00%, 4/15/2024	405,000	412,938
Valvoline, Inc. 4.38%, 8/15/2025	3,874,000	3,883,685
4.25%, 2/15/2030 (a)	38,000	36,955
VICI Properties LP REIT, 3.50%, 2/15/2025 (a)	305,000	285,937

First Eagle Funds | Semiannual Report | April 30, 2020

First Eagle High Income Fund (formerly named First Eagle High Yield Fund) | Schedule of Investments | April 30, 2020 (unaudited)

Investments	Principal Amount ($)	Value ($)
United States — 73.4% (continued)
REIT, 4.25%, 12/1/2026 (a)	245,000	228,975
REIT, 3.75%, 2/15/2027 (a)	305,000	283,650
REIT, 4.13%, 8/15/2030 (a)	305,000	277,550
WESCO Distribution, Inc. 5.38%, 12/15/2021	4,523,000	4,455,155
Western Digital Corp. 4.75%, 2/15/2026	1,850,000	1,888,721
WW International, Inc. 8.63%, 12/1/2025 (a)	2,651,000	2,635,359
Yum! Brands, Inc. 7.75%, 4/1/2025 (a)	144,000	156,978
		154,903,421
Total Corporate Bonds (Cost $185,366,304)		171,164,406
Loan Assignments — 5.5%
United States — 5.5%
BI-LO Holding Finance LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 8.00%), 9.38%, 5/31/2024(e)	4,724,393	4,452,740
BJ's Wholesale Club, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 3.08%, 2/3/2024 (e)	3,127,620	3,029,882
Osum Production Corp., 1st Lien Term Loan B-EXT (ICE LIBOR USD 3 Month +7.50%), 8.95%, 7/31/2022‡ (e)	5,613,370	4,153,894
		11,636,516
Total Loan Assignments (Cost $13,205,575)		11,636,516
	Shares
Common Stocks — 4.2%
United States — 4.2%
Southeastern Grocers, Inc.*‡ (f) (Cost $7,855,278)	257,973	8,799,459

First Eagle Funds | Semiannual Report | April 30, 2020

First Eagle High Income Fund (formerly named First Eagle High Yield Fund) | Schedule of Investments | April 30, 2020 (unaudited)

Investments	Principal Amount ($)	Value ($)
Short-Term Investments — 7.7%
Commercial Paper — 7.7%
Eni Finance USA, Inc. 1.24%, 5/1/2020 (a)(g)	3,774,000	3,773,867
Entergy Corp. 0.90%, 5/1/2020 (a)(g)	2,830,000	2,829,929
General Motors Financial Co., Inc. 3.50%, 5/1/2020 (g)	5,471,000	5,470,464
Hitachi America Capital Ltd. 0.45%, 5/1/2020 (a)(g)	4,151,000	4,150,945
Total Commercial Paper (Cost $16,226,000)		16,225,205
	Shares
Investment Companies — 0.0% (h)
JP Morgan U.S. Government Money Market Fund, Agency Shares 0.14% (i) (Cost $2,398)	2,398	2,398
Total Short-Term Investments (Cost $16,228,398)		16,227,603
Total Investments — 98.5% (Cost $222,655,555)		207,827,984
Other Assets Less Liabilities — 1.5%		3,151,076
Net Assets — 100.0%		210,979,060

*  Non-income producing security.

‡  Value determined using significant unobservable inputs.

(a)  Securities exempt from registration under Rule 144A or section 4(a)2 of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at April 30, 2020 amounted to $103,690,221, which represents approximately 49.15% of net assets of the Fund.

(b)  Security has the ability to pay in kind ("PIK") or pay income in cash. When applicable, separate rates of such payments are disclosed.

(c)  Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of April 30, 2020.

(d)  Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(e)  Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of April 30, 2020.

First Eagle Funds | Semiannual Report | April 30, 2020

First Eagle High Income Fund (formerly named First Eagle High Yield Fund) | Schedule of Investments | April 30, 2020 (unaudited)

(f)  Security fair valued as of April 30, 2020 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at April 30, 2020 amounted to $8,799,459, which represents approximately 4.17% of net assets of the Fund.

(g)  The rate shown was the current yield as of April 30, 2020.

(h)  Represents less than 0.05% of net assets.

(i)  Represents 7-day effective yield as of April 30, 2020.

As of April 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,594,109
Aggregate gross unrealized depreciation	(17,421,680)
Net unrealized depreciation	$(14,827,571)
Federal income tax cost	$222,655,555

Abbreviations

ICE  — Intercontinental Exchange

LIBOR  — London Interbank Offered Rate

REIT  — Real Estate Investment Trust

USD  — United States Dollar

See Notes to Financial Statements

First Eagle Funds | Semiannual Report | April 30, 2020

First Eagle Fund of America

Fund Overview

Data as of April 30, 2020 (unaudited)

Investment Objective

The First Eagle Fund of America is a non-diversified U.S. equity fund that seeks capital appreciation by investing primarily in domestic stocks and, to a lesser extent, in debt and foreign equity securities. The Fund has a unique event-driven bias that focuses on identifying companies poised to benefit from change that the market has not yet recognized.

Average Annual Returns^ (%)		One Year	Five Years	Ten Years
First Eagle Fund of America	Class Y	-10.61	-1.42	6.43
S&P 500 Index		0.86	9.12	11.69

Asset Allocation* (%)

Sectors* (%)

Health Care	19.6
Materials	16.6
Consumer Discretionary	12.2
Financials	11.7
Information Technology	10.0
Industrials	9.1
Consumer Staples	8.4
Communication Services	2.6
Energy	2.3
Short-Term Investments	7.5

^  Performance figures reflect certain fee waivers and/or expense limitations, without which returns may have been lower.

*  Asset Allocation and Sector percentages are based on total investments in the portfolio.

The Fund's portfolio composition is subject to change at any time.

First Eagle Funds | Semiannual Report | April 30, 2020

First Eagle Fund of America | Fund Overview

Growth of a $10,000 Initial Investment

Performance data quoted herein represents past performance and should not be considered indicative of future results. Performance data quoted herein does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

The average annual returns shown above are historical and reflect changes in share price, reinvested dividends and are net of expenses.

The S&P 500 Index is a widely recognized unmanaged index including a representative sample of 500 leading companies in leading sectors of the U.S. economy. Although the S&P 500 Index focuses on the large-cap segment of the market, with approximately 80% coverage of U.S. equities, it is also considered a proxy for the total market. The S&P 500 Index includes dividends reinvested. One cannot invest directly in an index.

Top 10 Holdings* (%)

Post Holdings, Inc. (Food Products, United States)	8.8
Ball Corp. (Containers & Packaging, United States)	8.6
Laboratory Corp. of America Holdings (Health Care Providers & Services, United States)	5.3
Equifax, Inc. (Professional Services, United States)	5.2
Halozyme Therapeutics, Inc. (Biotechnology, United States)	5.1
Martin Marietta Materials, Inc. (Construction Materials, United States)	4.8
ServiceMaster Global Holdings, Inc. (Diversified Consumer Services, United States)	4.7
frontdoor, Inc. (Diversified Consumer Services, United States)	4.4
KKR & Co., Inc. (Capital Markets, United States)	4.4
HP, Inc. (Technology Hardware, Storage & Peripherals, United States)	4.4
Total	55.7

*Holdings in cash, commercial paper and other short-term cash equivalents have been excluded.

Percentages are based on total net assets.

First Eagle Funds | Semiannual Report | April 30, 2020

First Eagle Fund of America | Schedule of Investments | April 30, 2020 (unaudited)

Investments	Shares	Value ($)
Common Stocks — 96.2%
Aerospace & Defense — 3.7%
General Dynamics Corp. (a)	201,505	26,320,583
Biotechnology — 7.3%
Alnylam Pharmaceuticals, Inc.* (a)	29,400	3,871,980
Biogen, Inc.* (a)	26,600	7,895,678
Halozyme Therapeutics, Inc.* (a)	1,583,675	35,878,157
Precigen, Inc.*	996,818	3,588,545
		51,234,360
Capital Markets — 7.9%
Intercontinental Exchange, Inc. (a)	277,627	24,833,735
KKR & Co., Inc., Class A (a)	1,231,480	31,045,611
		55,879,346
Chemicals — 3.6%
Air Products and Chemicals, Inc. (a)	16,400	3,699,512
Sherwin-Williams Co. (The) (a)	40,300	21,615,711
		25,315,223
Construction Materials — 4.9%
Martin Marietta Materials, Inc. (a)	177,052	33,680,602
Vulcan Materials Co. (a)	9,400	1,061,918
		34,742,520
Containers & Packaging — 8.7%
Ball Corp. (a)	927,372	60,826,329
Diversified Consumer Services — 9.1%
frontdoor, Inc.* (a)	803,699	31,111,188
ServiceMaster Global Holdings, Inc.* (a)	964,246	32,832,577
		63,943,765
Food Products — 8.8%
Post Holdings, Inc.* (a)	670,511	61,586,435
Health Care Providers & Services — 6.6%
DaVita, Inc.* (a)	105,200	8,311,852
Laboratory Corp. of America Holdings* (a)	226,082	37,179,185
Quest Diagnostics, Inc. (a)	9,500	1,046,045
		46,537,082

First Eagle Funds | Semiannual Report | April 30, 2020

First Eagle Fund of America | Schedule of Investments | April 30, 2020 (unaudited)

Investments	Shares	Value ($)
Hotels, Restaurants & Leisure — 1.1%
Wyndham Destinations, Inc. (a)	302,208	7,727,459
Insurance — 4.2%
Aon plc (a)	172,189	29,731,875
Interactive Media & Services — 2.7%
Zillow Group, Inc., Class C* (a)	431,600	18,973,136
Life Sciences Tools & Services — 1.0%
Charles River Laboratories International, Inc.* (a)	49,600	7,175,632
Oil, Gas & Consumable Fuels — 2.4%
Marathon Petroleum Corp.	527,751	16,930,252
Pharmaceuticals — 5.5%
Innoviva, Inc.* (a)	2,028,994	28,771,135
Mylan NV* (a)	475,231	7,969,624
TherapeuticsMD, Inc.*	1,174,280	1,855,362
		38,596,121
Professional Services — 5.2%
Equifax, Inc. (a)	263,900	36,655,710
Semiconductors & Semiconductor Equipment — 6.1%
Cree, Inc.* (a)	540,500	23,311,765
Entegris, Inc. (a)	354,900	19,246,227
		42,557,992
Specialty Retail — 2.5%
AutoZone, Inc.* (a)	17,000	17,345,440
Technology Hardware, Storage & Peripherals — 4.4%
HP, Inc. (a)	1,988,702	30,844,768
Trading Companies & Distributors — 0.5%
HD Supply Holdings, Inc.*	109,084	3,237,613
Total Common Stocks (Cost $620,609,848)		676,161,641

First Eagle Funds | Semiannual Report | April 30, 2020

First Eagle Fund of America | Schedule of Investments | April 30, 2020 (unaudited)

Investments	Shares	Value ($)
Short-Term Investments — 7.8%
Investment Companies — 7.8%
JP Morgan U.S. Government Money Market Fund, Agency Shares, 0.14% (b) (Cost $54,959,365)	54,959,365	54,959,365
Total Investments — 104.0% (Cost $675,569,213)		731,121,006
Liabilities in Excess of Other Assets — (4.0%)		(27,908,317)
Net Assets — 100.0%		703,212,689

*  Non-income producing security.

(a)  All or a portion of the security pledged as collateral for call options written.

(b)  Represents 7-day effective yield as of April 30, 2020.

As of April 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$105,723,695
Aggregate gross unrealized depreciation	(51,355,894)
Net unrealized appreciation	$54,367,801
Federal income tax cost	$675,569,213

Written Call Options Contracts as of April 30, 2020

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
Air Products and Chemicals, Inc.	Exchange Traded	33	USD	(744,414)	USD	200.00	5/15/2020	(90,090)
Air Products and Chemicals, Inc.	Exchange Traded	99	USD	(2,233,242)	USD	210.00	5/15/2020	(180,180)
Air Products and Chemicals, Inc.	Exchange Traded	16	USD	(360,928)	USD	210.00	6/19/2020	(35,920)
Air Products and Chemicals, Inc.	Exchange Traded	16	USD	(360,928)	USD	220.00	6/19/2020	(24,960)
Alnylam Pharmaceuticals, Inc.	Exchange Traded	202	USD	(2,660,340)	USD	125.00	5/15/2020	(206,040)
Alnylam Pharmaceuticals, Inc.	Exchange Traded	29	USD	(381,930)	USD	125.00	6/19/2020	(48,894)
Aon plc	Exchange Traded	78	USD	(1,346,826)	USD	180.00	5/15/2020	(22,620)
Aon plc	Exchange Traded	343	USD	(5,922,581)	USD	180.00	6/19/2020	(198,940)
AutoZone, Inc.	Exchange Traded	24	USD	(2,448,768)	USD	900.00	5/15/2020	(307,200)
Ball Corp.	Exchange Traded	110	USD	(721,490)	USD	60.00	5/15/2020	(71,500)

First Eagle Funds | Semiannual Report | April 30, 2020

First Eagle Fund of America | Schedule of Investments | April 30, 2020 (unaudited)

Written Call Options Contracts as of April 30, 2020 (continued)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
Ball Corp.	Exchange Traded	345	USD	(2,262,855)	USD	67.50	5/15/2020	(63,825)
Ball Corp.	Exchange Traded	728	USD	(4,774,952)	USD	70.00	6/19/2020	(160,160)
Ball Corp.	Exchange Traded	387	USD	(2,538,333)	USD	75.00	6/19/2020	(31,928)
Ball Corp.	Exchange Traded	1,129	USD	(7,405,111)	USD	80.00	8/21/2020	(118,545)
Biogen, Inc.	Exchange Traded	70	USD	(2,077,810)	USD	300.00	6/19/2020	(109,200)
Biogen, Inc.	Exchange Traded	70	USD	(2,077,810)	USD	305.00	6/19/2020	(91,000)
Biogen, Inc.	Exchange Traded	126	USD	(3,740,058)	USD	310.00	6/19/2020	(148,302)
Charles River Laboratories International, Inc.	Exchange Traded	25	USD	(361,675)	USD	130.00	5/15/2020	(41,250)
Charles River Laboratories International, Inc.	Exchange Traded	123	USD	(1,779,441)	USD	135.00	5/15/2020	(161,745)
Charles River Laboratories International, Inc.	Exchange Traded	49	USD	(708,883)	USD	140.00	5/15/2020	(44,100)
Charles River Laboratories International, Inc.	Exchange Traded	150	USD	(2,170,050)	USD	140.00	6/19/2020	(189,300)
Charles River Laboratories International, Inc.	Exchange Traded	25	USD	(361,675)	USD	145.00	6/19/2020	(25,000)
Charles River Laboratories International, Inc.	Exchange Traded	124	USD	(1,793,908)	USD	150.00	8/21/2020	(138,260)
Cree, Inc.	Exchange Traded	917	USD	(3,955,021)	USD	35.00	5/15/2020	(788,620)
Cree, Inc.	Exchange Traded	541	USD	(2,333,333)	USD	40.00	5/15/2020	(238,040)
Cree, Inc.	Exchange Traded	1,081	USD	(4,662,353)	USD	45.00	6/19/2020	(286,465)
Cree, Inc.	Exchange Traded	743	USD	(3,204,559)	USD	50.00	6/19/2020	(81,730)
DaVita, Inc.	Exchange Traded	444	USD	(3,508,044)	USD	75.00	5/15/2020	(244,200)
DaVita, Inc.	Exchange Traded	227	USD	(1,793,527)	USD	75.00	6/19/2020	(195,220)
DaVita, Inc.	Exchange Traded	45	USD	(355,545)	USD	75.00	7/17/2020	(36,225)
DaVita, Inc.	Exchange Traded	178	USD	(1,406,378)	USD	77.50	7/17/2020	(115,700)
Entegris, Inc.	Exchange Traded	1,638	USD	(8,882,874)	USD	50.00	5/15/2020	(753,480)
Entegris, Inc.	Exchange Traded	667	USD	(3,617,141)	USD	50.00	7/17/2020	(446,890)
Entegris, Inc.	Exchange Traded	1,244	USD	(6,746,212)	USD	55.00	7/17/2020	(497,600)
Equifax, Inc.	Exchange Traded	244	USD	(3,389,160)	USD	120.00	5/15/2020	(468,480)
Equifax, Inc.	Exchange Traded	132	USD	(1,833,480)	USD	130.00	6/19/2020	(180,180)
Equifax, Inc.	Exchange Traded	528	USD	(7,333,920)	USD	130.00	7/17/2020	(818,400)

First Eagle Funds | Semiannual Report | April 30, 2020

First Eagle Fund of America | Schedule of Investments | April 30, 2020 (unaudited)

Written Call Options Contracts as of April 30, 2020 (continued)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
Equifax, Inc.	Exchange Traded	264	USD	(3,666,960)	USD	135.00	6/19/2020	(254,760)
Equifax, Inc.	Exchange Traded	680	USD	(9,445,200)	USD	140.00	7/17/2020	(668,440)
frontdoor, Inc.	Exchange Traded	243	USD	(940,653)	USD	38.00	7/17/2020	(99,630)
frontdoor, Inc.	Exchange Traded	402	USD	(1,556,142)	USD	39.00	6/19/2020	(106,530)
frontdoor, Inc.	Exchange Traded	402	USD	(1,556,142)	USD	39.00	7/17/2020	(148,740)
General Dynamics Corp.	Exchange Traded	530	USD	(6,922,860)	USD	130.00	5/15/2020	(212,000)
General Dynamics Corp.	Exchange Traded	51	USD	(666,162)	USD	135.00	6/19/2020	(22,440)
General Dynamics Corp.	Exchange Traded	233	USD	(3,043,446)	USD	140.00	5/15/2020	(10,718)
General Dynamics Corp.	Exchange Traded	207	USD	(2,703,834)	USD	140.00	8/21/2020	(110,745)
General Dynamics Corp.	Exchange Traded	103	USD	(1,345,386)	USD	145.00	6/19/2020	(13,905)
General Dynamics Corp.	Exchange Traded	103	USD	(1,345,386)	USD	145.00	8/21/2020	(36,565)
Halozyme Therapeutics, Inc.	Exchange Traded	332	USD	(752,146)	USD	19.00	6/19/2020	(132,800)
Halozyme Therapeutics, Inc.	Exchange Traded	1,584	USD	(3,588,552)	USD	21.00	6/19/2020	(403,920)
Halozyme Therapeutics, Inc.	Exchange Traded	1,584	USD	(3,588,552)	USD	22.00	6/19/2020	(297,000)
Halozyme Therapeutics, Inc.	Exchange Traded	1,000	USD	(2,265,500)	USD	22.00	9/18/2020	(285,000)
Halozyme Therapeutics, Inc.	Exchange Traded	792	USD	(1,794,276)	USD	23.00	6/19/2020	(112,860)
Halozyme Therapeutics, Inc.	Exchange Traded	792	USD	(1,794,276)	USD	24.00	6/19/2020	(75,240)
HP, Inc.	Exchange Traded	299	USD	(463,749)	USD	16.00	6/19/2020	(26,910)
Innoviva, Inc.	Exchange Traded	811	USD	(1,149,998)	USD	13.00	5/15/2020	(121,650)
Innoviva, Inc.	Exchange Traded	5,200	USD	(7,373,600)	USD	14.00	6/19/2020	(546,000)
Innoviva, Inc.	Exchange Traded	380	USD	(538,840)	USD	15.00	6/19/2020	(32,300)
Innoviva, Inc.	Exchange Traded	498	USD	(706,164)	USD	15.00	9/18/2020	(49,800)
Intercontinental Exchange, Inc.	Exchange Traded	278	USD	(2,486,710)	USD	80.00	5/15/2020	(316,920)
Intercontinental Exchange, Inc.	Exchange Traded	277	USD	(2,477,765)	USD	80.00	6/19/2020	(288,080)
Intercontinental Exchange, Inc.	Exchange Traded	40	USD	(357,800)	USD	90.00	5/15/2020	(8,800)

First Eagle Funds | Semiannual Report | April 30, 2020

First Eagle Fund of America | Schedule of Investments | April 30, 2020 (unaudited)

Written Call Options Contracts as of April 30, 2020 (continued)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
Intercontinental Exchange, Inc.	Exchange Traded	133	USD	(1,189,685)	USD	95.00	6/19/2020	(24,605)
KKR & Co., Inc.	Exchange Traded	342	USD	(862,182)	USD	25.00	6/19/2020	(68,400)
Laboratory Corp. of America Holdings	Exchange Traded	51	USD	(838,695)	USD	130.00	5/15/2020	(181,815)
Laboratory Corp. of America Holdings	Exchange Traded	25	USD	(411,125)	USD	135.00	5/15/2020	(74,625)
Laboratory Corp. of America Holdings	Exchange Traded	357	USD	(5,870,865)	USD	170.00	8/21/2020	(514,080)
Laboratory Corp. of America Holdings	Exchange Traded	339	USD	(5,574,855)	USD	175.00	8/21/2020	(406,800)
Martin Marietta Materials, Inc.	Exchange Traded	181	USD	(3,443,163)	USD	190.00	7/17/2020	(300,460)
Mylan NV	Exchange Traded	30	USD	(50,310)	USD	15.00	5/15/2020	(7,290)
Post Holdings, Inc.	Exchange Traded	107	USD	(982,795)	USD	95.00	5/15/2020	(22,470)
Quest Diagnostics, Inc.	Exchange Traded	95	USD	(1,046,045)	USD	110.00	6/19/2020	(60,325)
ServiceMaster Global Holdings, Inc.	Exchange Traded	236	USD	(803,580)	USD	30.00	5/15/2020	(120,360)
ServiceMaster Global Holdings, Inc.	Exchange Traded	542	USD	(1,845,510)	USD	35.00	5/15/2020	(86,720)
Sherwin-Williams Co. (The)	Exchange Traded	7	USD	(375,459)	USD	460.00	5/15/2020	(55,580)
Sherwin-Williams Co. (The)	Exchange Traded	2	USD	(107,274)	USD	500.00	5/15/2020	(8,380)
Sherwin-Williams Co. (The)	Exchange Traded	20	USD	(1,072,740)	USD	550.00	6/19/2020	(46,960)
Vulcan Materials Co.	Exchange Traded	94	USD	(1,061,918)	USD	110.00	6/19/2020	(84,600)
Wyndham Destinations, Inc.	Exchange Traded	3,005	USD	(7,683,785)	USD	20.00	5/15/2020	(1,818,025)
Zillow Group, Inc.	Exchange Traded	417	USD	(1,833,132)	USD	40.00	5/15/2020	(254,370)
Zillow Group, Inc.	Exchange Traded	348	USD	(1,529,808)	USD	40.00	8/21/2020	(341,040)
Zillow Group, Inc.	Exchange Traded	89	USD	(391,244)	USD	45.00	8/21/2020	(66,305)
Total Written Options Contracts (Premiums Received ($15,401,160))								(16,585,152)

Abbreviations

USD  — United States Dollar

See Notes to Financial Statements.

First Eagle Funds | Semiannual Report | April 30, 2020

Statements of Assets and Liabilities

	First Eagle Global Fund*	First Eagle Overseas Fund*
Assets
Investments, at Cost (Note 1)
Investments in securities of unaffiliated issuers	$30,106,529,473	$9,142,143,457
Investments in securities of affiliated issuers	1,732,268,692	143,901,015
Gold bullion	3,255,381,405	806,520,370
Silver bullion	—	—
Investments, at Value (Note 1)
Investments in securities of unaffiliated issuers	34,498,689,466	10,127,566,738
Investments in securities of affiliated issuers	1,391,940,485	266,659,588
Gold bullion	5,207,551,127	1,433,706,256
Silver bullion	—	—
Unrealized appreciation on forward foreign currency exchange contracts	12,077,653	4,949,632
Receivable for investment securities sold	162,174,191	16,011,116
Foreign tax reclaims receivable	28,993,919	21,727,084
Receivable for Fund shares sold	44,282,739	33,174,451
Accrued interest and dividends receivable	124,311,465	56,059,035
Investment for trustee deferred compensation plan (Note 2)	4,113,989	3,391,746
Other assets	128,851	41,827
Total Assets	41,474,263,885	11,963,287,473
Liabilities
Investment advisory fees payable (Note 2)	24,651,092	7,114,087
Payable for investment securities purchased	24,417,065	12,742,086
Distribution fees payable (Note 3)	4,891,484	513,199
Administrative fees payable (Note 2)	647,771	225,161
Trustee deferred compensation plan (Note 2)	4,113,989	3,391,746
Service fees payable (Note 3)	875,648	56,800
Trustee fees payable	185,703	68,626
Unrealized depreciation on forward foreign currency exchange contracts	4,633,877	1,424,631
Payable for Fund shares redeemed	99,110,598	18,451,052
Accrued expenses and other liabilities	8,032,141	2,657,098
Total Liabilities	171,559,368	46,644,486
Net Assets	$41,302,704,517	$11,916,642,987
Net Assets Consist of
Capital stock (par value, $0.001 per share)	806,712	549,752
Capital surplus	34,479,973,832	10,619,403,440
Total distributable earnings (losses)	6,821,923,973	1,296,689,795
Net Assets	$41,302,704,517	$11,916,642,987

First Eagle Funds | Semiannual Report | April 30, 2020

April 30, 2020 (unaudited)

	First Eagle U.S. Value Fund*	First Eagle Gold Fund*
Assets
Investments, at Cost (Note 1)
Investments in securities of unaffiliated issuers	$885,121,641	$789,715,341
Investments in securities of affiliated issuers	—	22,547,808
Gold bullion	100,941,624	108,184,984
Silver bullion	—	70,734,961
Investments, at Value (Note 1)
Investments in securities of unaffiliated issuers	1,040,996,797	1,296,948,293
Investments in securities of affiliated issuers	—	43,829,775
Gold bullion	164,173,408	229,182,761
Silver bullion	—	62,323,085
Unrealized appreciation on forward foreign currency exchange contracts	—	—
Receivable for investment securities sold	4,823,700	—
Foreign tax reclaims receivable	—	—
Receivable for Fund shares sold	343,003	12,894,851
Accrued interest and dividends receivable	889,095	687,523
Investment for trustee deferred compensation plan (Note 2)	3,029,676	225,077
Other assets	59,939	10,770
Total Assets	1,214,315,618	1,646,102,135
Liabilities
Investment advisory fees payable (Note 2)	721,892	901,764
Payable for investment securities purchased	75	—
Distribution fees payable (Note 3)	181,643	171,384
Administrative fees payable (Note 2)	75,704	64,583
Trustee deferred compensation plan (Note 2)	3,029,676	225,077
Service fees payable (Note 3)	28,420	26,459
Trustee fees payable	9,154	74
Unrealized depreciation on forward foreign currency exchange contracts	—	—
Payable for Fund shares redeemed	2,839,746	2,915,369
Accrued expenses and other liabilities	428,617	342,138
Total Liabilities	7,314,927	4,646,848
Net Assets	$1,207,000,691	$1,641,455,287
Net Assets Consist of
Capital stock (par value, $0.001 per share)	76,780	71,361
Capital surplus	916,453,324	1,688,733,625
Total distributable earnings (losses)	290,470,587	(47,349,699)
Net Assets	$1,207,000,691	$1,641,455,287

First Eagle Funds | Semiannual Report | April 30, 2020

Statements of Assets and Liabilities (continued)

	First Eagle Global Fund*		First Eagle Overseas Fund*
Class A
Net Assets	11,459,000,880		1,723,839,792
Shares Outstanding	223,626,269		81,023,279
Net asset value per share and redemption proceeds per share	51.24		21.28
Offering price per share (NAV per share plus maximum sales charge)**	53.94	(1)	22.40	(1)
Class C
Net Assets	4,364,377,339		281,999,526
Shares Outstanding	88,521,486		13,792,914
Net asset value per share and redemption proceeds per share	49.30		20.45
Redemption proceeds per share (NAV per share less maximum contingent deferred sale charge)(2)	48.81		20.25
Class I
Net Assets	24,592,313,055		9,232,445,342
Shares Outstanding	477,351,784		423,799,765
Net asset value per share and redemption proceeds per share	51.52		21.78
Class R3
Net Assets	6,864,859		103,936
Shares Outstanding	133,738		4,777
Net asset value per share and redemption proceeds per share	51.33		21.76
Class R4
Net Assets	2,221,468		84,601
Shares Outstanding	43,146		3,887
Net asset value per share and redemption proceeds per share	51.49		21.76
Class R5
Net Assets	9,202		29,112
Shares Outstanding	179		1,339
Net asset value per share and redemption proceeds per share	51.38		21.75
Class R6
Net Assets	877,917,714		678,140,678
Shares Outstanding	17,035,102		31,126,150
Net asset value per share and redemption proceeds per share	51.54		21.79

*  First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund and First Eagle Gold Fund financial statements are shown on a consolidated basis and includes the balances of the First Eagle Global Cayman Fund, Ltd., First Eagle Overseas Cayman Fund, Ltd., First Eagle U.S. Value Cayman Fund, Ltd., and First Eagle Gold Cayman Fund, Ltd., respectively.

**  A contingent deferred sales charge of 1.00% may apply on redemptions of Class A shares made within 18 months following a purchase of $1,000,000 or more without an initial sales charge.

(1)  The maximum sales charge is 5.00% for Class A shares. Classes C, I, R3, R4, R5 and R6 have no front-end sales charges.

(2)  The maximum contingent deferred sales charge (CDSC) is 1.00% for Class C shares, which is charged on the lesser of the original purchase price or the current market value at the time of sale. This pertains to shares sold or redeemed within the first year of purchase.

  See Notes to Financial Statements.

First Eagle Funds | Semiannual Report | April 30, 2020

April 30, 2020 (unaudited)

	First Eagle U.S. Value Fund*		First Eagle Gold Fund*
Class A
Net Assets	481,526,733		495,451,566
Shares Outstanding	30,724,920		21,763,787
Net asset value per share and redemption proceeds per share	15.67		22.76
Offering price per share (NAV per share plus maximum sales charge)**	16.49	(1)	23.96	(1)
Class C
Net Assets	142,581,697		140,237,354
Shares Outstanding	9,574,910		6,744,089
Net asset value per share and redemption proceeds per share	14.89		20.79
Redemption proceeds per share (NAV per share less maximum contingent deferred sale charge)(2)	14.74		20.58
Class I
Net Assets	576,733,026		846,888,855
Shares Outstanding	36,095,185		36,093,819
Net asset value per share and redemption proceeds per share	15.98		23.46
Class R3
Net Assets	48,907		615,640
Shares Outstanding	3,066		26,329
Net asset value per share and redemption proceeds per share	15.95		23.38
Class R4
Net Assets	8,924		731,074
Shares Outstanding	559		31,071
Net asset value per share and redemption proceeds per share	15.95		23.53
Class R5
Net Assets	8,932		360,511
Shares Outstanding	560		15,345
Net asset value per share and redemption proceeds per share	15.96		23.49
Class R6
Net Assets	6,092,472		157,170,287
Shares Outstanding	381,243		6,686,922
Net asset value per share and redemption proceeds per share	15.98		23.50

First Eagle Funds | Semiannual Report | April 30, 2020

Statements of Assets and Liabilities (continued)

	First Eagle Global Income Builder Fund	First Eagle High Income Fund (formerly named First Eagle High Yield Fund)
Assets
Investments, at Cost (Note 1)
Investments in securities of unaffiliated issuers	$1,204,590,610	$222,655,555
Gold bullion	74,192,280	—
Investments, at Value (Note 1)
Investments in securities of unaffiliated issuers	1,146,225,106	207,827,984
Gold bullion	100,492,887	—
Unrealized appreciation on forward foreign currency exchange contracts	399,410	—
Receivable for investment securities sold	3,825,363	—
Foreign tax reclaims receivable	1,943,248	—
Receivable for Fund shares sold	7,680,616	1,240,468
Accrued interest and dividends receivable	7,767,779	3,156,223
Investment for trustee deferred compensation plan (Note 2)	574,868	227,303
Other assets	6,425	20,473
Total Assets	1,268,915,702	212,472,451
Liabilities
Investment advisory fees payable (Note 2)	754,664	117,952
Option contracts written, at value (premiums received $142,833, $— and $15,401,160, respectively)	87,099	—
Payable for investment securities purchased	2,073,794	—
Distribution fees payable (Note 3)	212,133	36,213
Administrative fees payable (Note 2)	50,310	8,425
Trustee deferred compensation plan (Note 2)	574,868	227,303
Service fees payable (Note 3)	47,114	7,762
Trustee fees payable	348	1,186
Payable for dividends to shareholders	265,395	83,088
Unrealized depreciation on forward foreign currency exchange contracts	89,062	—
Payable for Fund shares redeemed	6,483,864	773,198
Accrued expenses and other liabilities	228,810	238,264
Total Liabilities	10,867,461	1,493,391
Net Assets	$1,258,048,241	$210,979,060
Net Assets Consist of
Capital stock (par value, $0.001 per share)	113,408	26,512
Capital surplus	1,279,977,642	347,157,683
Total distributable earnings (losses)	(22,042,809)	(136,205,135)
Net Assets	$1,258,048,241	$210,979,060

First Eagle Funds | Semiannual Report | April 30, 2020

April 30, 2020 (unaudited)

First Eagle Fund of America
Assets
Investments, at Cost (Note 1)
Investments in securities of unaffiliated issuers	$675,569,213
Gold bullion	—
Investments, at Value (Note 1)
Investments in securities of unaffiliated issuers	731,121,006
Gold bullion	—
Unrealized appreciation on forward foreign currency exchange contracts	—
Receivable for investment securities sold	1,316,088
Foreign tax reclaims receivable	—
Receivable for Fund shares sold	253,952
Accrued interest and dividends receivable	319,010
Investment for trustee deferred compensation plan (Note 2)	1,319,691
Other assets	33,864
Total Assets	734,363,611
Liabilities
Investment advisory fees payable (Note 2)	488,977
Option contracts written, at value (premiums received $142,833, $— and $15,401,160, respectively)	16,585,152
Payable for investment securities purchased	10,424,520
Distribution fees payable (Note 3)	109,464
Administrative fees payable (Note 2)	60,428
Trustee deferred compensation plan (Note 2)	1,319,691
Service fees payable (Note 3)	15,485
Trustee fees payable	18,567
Payable for dividends to shareholders	—
Unrealized depreciation on forward foreign currency exchange contracts	—
Payable for Fund shares redeemed	1,573,784
Accrued expenses and other liabilities	554,854
Total Liabilities	31,150,922
Net Assets	$703,212,689
Net Assets Consist of
Capital stock (par value, $0.001 per share)	30,880
Capital surplus	641,466,035
Total distributable earnings (losses)	61,715,774
Net Assets	$703,212,689

First Eagle Funds | Semiannual Report | April 30, 2020

Statements of Assets and Liabilities (continued)

	First Eagle Global Income Builder Fund		First Eagle High Income Fund (formerly named First Eagle High Yield Fund)
Class A
Net Assets	358,142,394		64,291,255
Shares Outstanding	32,230,215		8,079,744
Net asset value per share and redemption proceeds per share	11.11		7.96
Offering price per share (NAV per share plus maximum sales charge)*	11.69	(1)	8.34	(2)
Class C
Net Assets	234,636,012		37,781,832
Shares Outstanding	21,170,536		4,752,224
Net asset value per share and redemption proceeds per share	11.08		7.95
Redemption proceeds per share (NAV per share less maximum contingent deferred sale charge)(3)	10.97		7.87
Class I
Net Assets	664,319,908		108,434,689
Shares Outstanding	59,921,616		13,620,994
Net asset value per share and redemption proceeds per share	11.09		7.96
Class Y
Net Assets	—		—
Shares Outstanding	—		—
Net asset value per share and redemption proceeds per share	—		—
Class R3
Net Assets	48,501		48,953
Shares Outstanding	4,375		6,145
Net asset value per share and redemption proceeds per share	11.09		7.97
Class R4
Net Assets	9,322		9,347
Shares Outstanding	841		1,174
Net asset value per share and redemption proceeds per share	11.08		7.96
Class R5
Net Assets	9,329		9,360
Shares Outstanding	842		1,176
Net asset value per share and redemption proceeds per share	11.08		7.96
Class R6
Net Assets	882,775		403,624
Shares Outstanding	79,683		50,703
Net asset value per share and redemption proceeds per share	11.08		7.96

*  A contingent deferred sales charge of 1.00% may apply on redemptions of Class A shares made within 18 months following a purchase of $1,000,000 or more without an initial sales charge.

  Effective July 8, 2019, with respect to the First Eagle Global Income Builder Fund and the First Eagle High Income Fund, a contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares made within 18 months following a purchase of $250,000 or more without an initial sales charge.

(1)  The maximum sales charge is 5.00% for Class A shares. Classes C, I, Y (for First Eagle Fund of America only), R3, R4, R5 and R6 have no front-end sales charges.

(2)  The maximum sales charge is 4.50% for Class A shares. Classes C, I, R3, R4, R5 and R6 have no front-end sales charges.

(3)  The maximum contingent deferred sales charge (CDSC) is 1.00% for Class C shares, which is charged on the lesser of the original purchase price or the current market value at the time of sale. This pertains to shares sold or redeemed within the first year of purchase.

  See Notes to Financial Statements.

First Eagle Funds | Semiannual Report | April 30, 2020

April 30, 2020 (unaudited)

	First Eagle Fund of America
Class A
Net Assets	206,470,541
Shares Outstanding	8,881,195
Net asset value per share and redemption proceeds per share	23.25
Offering price per share (NAV per share plus maximum sales charge)*	24.47	(1)
Class C
Net Assets	79,392,369
Shares Outstanding	4,692,606
Net asset value per share and redemption proceeds per share	16.92
Redemption proceeds per share (NAV per share less maximum contingent deferred sale charge)(3)	16.75
Class I
Net Assets	294,137,000
Shares Outstanding	12,169,124
Net asset value per share and redemption proceeds per share	24.17
Class Y
Net Assets	121,409,356
Shares Outstanding	5,062,742
Net asset value per share and redemption proceeds per share	23.98
Class R3
Net Assets	42,518
Shares Outstanding	1,768
Net asset value per share and redemption proceeds per share	24.05
Class R4
Net Assets	8,671
Shares Outstanding	359
Net asset value per share and redemption proceeds per share	24.15
Class R5
Net Assets	8,677
Shares Outstanding	359
Net asset value per share and redemption proceeds per share	24.16
Class R6
Net Assets	1,743,557
Shares Outstanding	72,087
Net asset value per share and redemption proceeds per share	24.19

First Eagle Funds | Semiannual Report | April 30, 2020

Statements of Operations

	First Eagle Global Fund*	First Eagle Overseas Fund*
Investment Income
Interest (net of $1,127,306, $489,289, $— and $—, foreign taxes withheld)	$60,834,463	$19,050,190
Dividends from: (net of $22,077,359, $11,284,942, $89,836 and $426,376 foreign taxes withheld)
Unaffiliated issuers	429,661,899	108,434,523
Affiliated issuers	13,210,650	937,471
Total Income	503,707,012	128,422,184
Expenses
Investment advisory fees (Note 2)	176,571,217	48,929,721
Distributions fees (Note 3)
Class A	15,938,127	2,431,208
Class C	19,107,271	1,254,054
Class R3	13,878	124
Class R4	1,007	44
Shareholder servicing agent fees	16,703,007	4,888,563
Service fees (Note 3)
Class C	6,369,091	418,018
Class R3	5,551	49
Administrative costs (Note 2)	1,551,241	539,202
Professional fees	464,922	199,998
Custodian and accounting fees	3,654,518	1,368,424
Shareholder reporting fees	1,463,178	447,393
Trustees' fees	618,701	177,724
Registration and filing fees	387,703	246,201
Other expenses	417,146	119,560
Total Expenses	243,266,558	61,020,283
Expense waiver (Note 2)	—	—
Expense reductions due to earnings credits (Note 1)	(118,920)	(22,213)
Net Expenses	243,147,638	60,998,070
Net Investment income (loss) (Note 1)	260,559,374	67,424,114
Realized and Unrealized Gains (Losses) on Investments and Foreign Currency Related Transactions (Note 1)
Net realized gains (losses) from:
Transactions in investment securities of unaffiliated issuers	1,175,503,404	133,283,212
Transactions in investment securities of affiliated issuers	5,540,059	3,787,522
Commodity related transactions	—	—
Settlement of foreign currency and foreign currency transactions	(867,260)	(740,122)
Settlement of forward foreign currency exchange contracts	42,198,080	21,883,965
	1,222,374,283	158,214,577
Changes in unrealized appreciation (depreciation) of:
Investment securities of unaffiliated issuers and commodity related transactions (net of decrease in deferred capital gain country tax accruals of $9,626,843, $2,592,992, $— and $—)	(5,596,356,635)	(1,371,494,890)
Investment securities of affiliated issuers	(337,913,753)	(87,039,460)
Foreign currency and foreign currency translations	(305,733)	(34,771)
Forward foreign currency exchange contracts	14,027,355	4,649,674
	(5,920,548,766)	(1,453,919,447)
Net realized and unrealized gains (losses) on investments, commodity, foreign currency and forward contract related transactions	(4,698,174,483)	(1,295,704,870)
Net Increase (Decrease) in Net Assets Resulting from Operations	($4,437,615,109)	($1,228,280,756)

*  First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund and First Eagle Gold Fund financial statements are shown on a consolidated basis and includes the balances of the First Eagle Global Cayman Fund, Ltd., First Eagle Overseas Cayman Fund, Ltd., First Eagle U.S. Value Cayman Fund, Ltd., and First Eagle Gold Cayman Fund, Ltd., respectively.

  See Notes to Financial Statements.

First Eagle Funds | Semiannual Report | April 30, 2020

April 30, 2020 (unaudited)

	First Eagle U.S. Value Fund*	First Eagle Gold Fund*
Investment Income
Interest (net of $1,127,306, $489,289, $— and $—, foreign taxes withheld)	$2,071,205	$850,644
Dividends from: (net of $22,077,359, $11,284,942, $89,836 and $426,376 foreign taxes withheld)
Unaffiliated issuers	13,475,579	4,499,812
Affiliated issuers	—	157,100
Total Income	15,546,784	5,507,556
Expenses
Investment advisory fees (Note 2)	5,290,021	4,776,913
Distributions fees (Note 3)
Class A	699,907	494,631
Class C	635,707	437,203
Class R3	65	654
Class R4	5	204
Shareholder servicing agent fees	532,214	612,099
Service fees (Note 3)
Class C	211,902	145,734
Class R3	26	262
Administrative costs (Note 2)	181,292	154,658
Professional fees	109,846	126,554
Custodian and accounting fees	150,269	300,337
Shareholder reporting fees	65,329	73,593
Trustees' fees	26,702	20,003
Registration and filing fees	53,508	91,614
Other expenses	18,607	14,038
Total Expenses	7,975,400	7,248,497
Expense waiver (Note 2)	(352,669)	—
Expense reductions due to earnings credits (Note 1)	(7,194)	(10,383)
Net Expenses	7,615,537	7,238,114
Net Investment income (loss) (Note 1)	7,931,247	(1,730,558)
Realized and Unrealized Gains (Losses) on Investments and Foreign Currency Related Transactions (Note 1)
Net realized gains (losses) from:
Transactions in investment securities of unaffiliated issuers	68,212,269	7,670,888
Transactions in investment securities of affiliated issuers	—	—
Commodity related transactions	(790,671)	1,060,031
Settlement of foreign currency and foreign currency transactions	(4,281)	(36,354)
Settlement of forward foreign currency exchange contracts	—	—
	67,417,317	8,694,565
Changes in unrealized appreciation (depreciation) of:
Investment securities of unaffiliated issuers and commodity related transactions (net of decrease in deferred capital gain country tax accruals of $9,626,843, $2,592,992, $— and $—)	(215,275,047)	259,723,662
Investment securities of affiliated issuers	—	11,073,591
Foreign currency and foreign currency translations	—	152
Forward foreign currency exchange contracts	—	—
	(215,275,047)	270,797,405
Net realized and unrealized gains (losses) on investments, commodity, foreign currency and forward contract related transactions	(147,857,730)	279,491,970
Net Increase (Decrease) in Net Assets Resulting from Operations	($139,926,483)	$277,761,412

First Eagle Funds | Semiannual Report | April 30, 2020

Statements of Operations (continued)

	First Eagle Global Income Builder Fund	First Eagle High Income Fund (formerly named First Eagle High Yield Fund)
Investment Income
Interest (net of $14,199, $— and $—, foreign taxes withheld)	$8,831,637	$6,851,517
Dividends from: (net of $857,013, $—and $—foreign taxes withheld) Unaffiliated issuers	12,097,816	989
Total Income	20,929,453	6,852,506
Expenses
Investment advisory fees (Note 2)	5,266,211	845,042
Distributions fees (Note 3)
Class A	480,184	87,786
Class C	1,002,499	168,617
Class Y	—	—
Class R3	63	64
Class R4	5	5
Shareholder servicing agent fees	458,736	104,759
Service fees (Note 3)
Class C	334,166	56,206
Class R3	25	26
Administrative costs (Note 2)	351,081	60,360
Professional fees	116,663	123,757
Custodian and accounting fees	184,021	85,825
Shareholder reporting fees	50,617	36,323
Trustees' fees	17,801	3,941
Registration and filing fees	109,262	42,079
Other expenses	17,694	8,758
Total Expenses	8,389,028	1,623,548
Expense waiver (Note 2)	—	(120,719)
Expense reductions due to earnings credits (Note 1)	(3,372)	(1,875)
Net Expenses	8,385,656	1,500,954
Net Investment income (Note 1)	12,543,797	5,351,552
Realized and Unrealized Gains ( Losses) on Investments and Foreign Currency Related Transactions (Note 1)
Net realized gains (losses) from:
Transactions in investment securities of unaffiliated issuers	16,438,124	(7,301,665)
Settlement of foreign currency and foreign currency transactions	(27,429)	826
Settlement of forward foreign currency exchange contracts	856,661	(4,736)
Expiration or closing of option contracts written	12,868	—
	17,280,224	(7,305,575)
Changes in unrealized appreciation (depreciation) of:
Investment securities of unaffiliated issuers and commodity related transactions (net of decrease in deferred capital gain country tax accruals of $18,187, $— and $—)	(141,747,789)	(12,941,694)
Foreign currency and foreign currency translations	(25,088)	—
Forward foreign currency exchange contracts	749,718	4,736
Option contracts written	55,734	—
	(140,967,425)	(12,936,958)
Net realized and unrealized gains (losses) on investments, commodity, foreign currency and forward contract related transactions and option contracts written	(123,687,201)	(20,242,533)
Net Decrease in Net Assets Resulting from Operations	$(111,143,404)	$(14,890,981)

  See Notes to Financial Statements.

First Eagle Funds | Semiannual Report | April 30, 2020

April 30, 2020 (unaudited)

First Eagle Fund of America
Investment Income
Interest (net of $14,199, $— and $—, foreign taxes withheld)	$80,933
Dividends from: (net of $857,013, $—and $—foreign taxes withheld) Unaffiliated issuers	6,047,842
Total Income	6,128,775
Expenses
Investment advisory fees (Note 2)	4,100,383
Distributions fees (Note 3)
Class A	307,854
Class C	371,596
Class Y	265,303
Class R3	59
Class R4	5
Shareholder servicing agent fees	493,033
Service fees (Note 3)
Class C	123,866
Class R3	23
Administrative costs (Note 2)	144,708
Professional fees	135,829
Custodian and accounting fees	89,533
Shareholder reporting fees	68,972
Trustees' fees	17,000
Registration and filing fees	65,096
Other expenses	15,052
Total Expenses	6,198,312
Expense waiver (Note 2)	(227,799)
Expense reductions due to earnings credits (Note 1)	(6,906)
Net Expenses	5,963,607
Net Investment income (Note 1)	165,168
Realized and Unrealized Gains ( Losses) on Investments and Foreign Currency Related Transactions (Note 1)
Net realized gains (losses) from:
Transactions in investment securities of unaffiliated issuers	13,344,480
Settlement of foreign currency and foreign currency transactions	—
Settlement of forward foreign currency exchange contracts	—
Expiration or closing of option contracts written	3,007,551
16,352,031
Changes in unrealized appreciation (depreciation) of:
Investment securities of unaffiliated issuers and commodity related transactions (net of decrease in deferred capital gain country tax accruals of $18,187, $— and $—)	(107,013,705)
Foreign currency and foreign currency translations	—
Forward foreign currency exchange contracts	—
Option contracts written	(893,817)
(107,907,522)
Net realized and unrealized gains (losses) on investments, commodity, foreign currency and forward contract related transactions and option contracts written	(91,555,491)
Net Decrease in Net Assets Resulting from Operations	$(91,390,323)

First Eagle Funds | Semiannual Report | April 30, 2020

Statements of Changes in Net Assets

	First Eagle Global Fund*		First Eagle Overseas Fund*
	For the Six Months Ended April 30, 2020 (unaudited)	For the Year Ended October 31, 2019	For the Six Months Ended April 30, 2020 (unaudited)	For the Year Ended October 31, 2019
Operations
Net investment income (loss)	$260,559,374	$577,755,405	$67,424,114	$214,337,774
Net realized gain (loss) from investments, commodity, foreign currency and forward contract related transactions	1,222,374,283	2,510,251,904	158,214,577	678,294,869
Change in unrealized appreciation (depreciation) of investments, commodity, foreign currency and forward contract related translations	(5,920,548,766)	2,182,318,384	(1,453,919,447)	635,948,865
Net increase (decrease) in net assets resulting from operations	(4,437,615,109)	5,270,325,693	(1,228,280,756)	1,528,581,508
Distributions to Shareholders
Distributable earnings:
Class A	(727,157,248)	(692,719,551)	(112,662,006)	(60,143,479)
Class C	(253,451,927)	(438,549,111)	(16,616,159)	(14,529,586)
Class I	(1,680,013,813)	(1,719,036,034)	(586,922,532)	(330,575,517)
Class R3	(627,346)	(2,764)	(4,784)	(1,374)
Class R4	(115,672)	(6,884)	(4,920)	(2,371)
Class R5	(554)	—	(963)	—
Class R6	(53,668,468)	(41,635,449)	(41,868,450)	(19,254,020)
Decrease in net assets resulting from distributions	(2,715,035,028)	(2,891,949,793)	(758,079,814)	(424,506,347)
Fund Share Transactions
Class A
Net proceeds from shares sold	736,155,715	3,271,908,426	134,099,936	460,935,725
Net asset value of shares issued for reinvested dividends and distributions	649,821,149	617,818,566	103,426,331	55,634,918
Cost of shares redeemed	(1,669,710,575)	(3,281,442,171)	(344,015,117)	(734,932,846)
Redemption fees	—	—	—	—
Increase (decrease) in net assets from Fund share transactions	(283,733,711)	608,284,821	(106,488,850)	(218,362,203)
Class C
Net proceeds from shares sold	190,320,236	383,579,875	11,605,426	40,825,108
Net asset value of shares issued for reinvested dividends and distributions	209,542,676	382,044,415	14,150,158	13,122,055
Cost of shares redeemed	(920,103,962)	(4,080,572,266)	(73,245,243)	(401,665,657)
Redemption fees	—	—	—	—
Increase (decrease) in net assets from Fund share transactions	(520,241,050)	(3,314,947,976)	(47,489,659)	(347,718,494)
Class I
Net proceeds from shares sold	3,021,355,047	5,953,753,039	1,684,977,403	2,445,116,161
Net asset value of shares issued for reinvested dividends and distributions	1,412,959,434	1,424,973,867	520,207,592	289,973,271
Cost of shares redeemed	(5,590,147,305)	(7,968,305,504)	(2,123,142,001)	(3,970,651,617)
Redemption fees	—	—	—	—
Increase (decrease) in net assets from Fund share transactions	(1,155,832,824)	(589,578,598)	82,042,994	(1,235,562,185)
First Eagle Funds | Semiannual Report | April 30, 2020

	First Eagle U.S. Value Fund*		First Eagle Gold Fund*
	For the Six Months Ended April 30, 2020 (unaudited)	For the Year Ended October 31, 2019	For the Six Months Ended April 30, 2020 (unaudited)	For the Year Ended October 31, 2019
Operations
Net investment income (loss)	$7,931,247	$14,579,181	$(1,730,558)	$(1,962,068)
Net realized gain (loss) from investments, commodity, foreign currency and forward contract related transactions	67,417,317	118,547,016	8,694,565	(90,101,896)
Change in unrealized appreciation (depreciation) of investments, commodity, foreign currency and forward contract related translations	(215,275,047)	14,804,964	270,797,405	455,206,439
Net increase (decrease) in net assets resulting from operations	(139,926,483)	147,931,161	277,761,412	363,142,475
Distributions to Shareholders
Distributable earnings:
Class A	(48,290,389)	(77,073,805)	—	—
Class C	(14,144,878)	(46,505,657)	—	—
Class I	(60,172,080)	(112,909,702)	(523,987)	—
Class R3	(4,247)	(6,536)	(185)	—
Class R4	(796)	—	—	—
Class R5	(801)	—	(16)	—
Class R6	(510,941)	(184,967)	(280,281)	—
Decrease in net assets resulting from distributions	(123,124,132)	(236,680,667)	(804,469)	—
Fund Share Transactions
Class A
Net proceeds from shares sold	45,529,522	179,904,902	85,215,540	82,585,998
Net asset value of shares issued for reinvested dividends and distributions	43,613,086	69,267,374	—	—
Cost of shares redeemed	(116,152,000)	(201,278,068)	(61,896,064)	(108,826,192)
Redemption fees	—	—	47,157	52,189
Increase (decrease) in net assets from Fund share transactions	(27,009,392)	47,894,208	23,366,633	(26,188,005)
Class C
Net proceeds from shares sold	9,016,056	30,700,500	19,109,522	19,191,096
Net asset value of shares issued for reinvested dividends and distributions	11,984,426	41,243,759	—	—
Cost of shares redeemed	(41,684,526)	(215,806,128)	(18,807,278)	(54,073,065)
Redemption fees	—	—	7,940	2,267
Increase (decrease) in net assets from Fund share transactions	(20,684,044)	(143,861,869)	310,184	(34,879,702)
Class I
Net proceeds from shares sold	126,306,960	184,833,957	261,399,376	187,192,608
Net asset value of shares issued for reinvested dividends and distributions	43,787,753	84,996,432	415,493	—
Cost of shares redeemed	(216,653,575)	(352,837,070)	(110,695,952)	(185,797,158)
Redemption fees	—	—	39,572	12,187
Increase (decrease) in net assets from Fund share transactions	(46,558,862)	(83,006,681)	151,158,489	1,407,637

First Eagle Funds | Semiannual Report | April 30, 2020

Statements of Changes in Net Assets (continued)

	First Eagle Global Fund*		First Eagle Overseas Fund*
	For the Six Months Ended April 30, 2020 (unaudited)	For the Year Ended October 31, 2019	For the Six Months Ended April 30, 2020 (unaudited)	For the Year Ended October 31, 2019
Class R3
Net proceeds from shares sold	980,386	12,036,038	20,779	171,499
Net asset value of shares issued for reinvested dividends and distributions	627,346	2,764	4,784	1,374
Cost of shares redeemed	(4,900,460)	(546,610)	(1,929)	(137,625)
Increase (decrease) in net assets from Fund share transactions	(3,292,728)	11,492,192	23,634	35,248
Class R4^
Net proceeds from shares sold	1,782,618	2,795,870	1,862	3,907
Net asset value of shares issued for reinvested dividends and distributions	115,672	6,884	4,920	2,371
Cost of shares redeemed	(1,142,808)	(1,194,433)	(157)	(427)
Increase in net assets from Fund share transactions	755,482	1,608,321	6,625	5,851
Class R5^^
Net proceeds from shares sold	—	10,000	15,510	15,401
Net asset value of shares issued for reinvested dividends and distributions	554	—	963	—
Cost of shares redeemed	—	—	—	—
Increase in net assets from Fund share transactions	554	10,000	16,473	15,401
Class R6
Net proceeds from shares sold	124,357,958	363,331,681	88,563,468	166,511,413
Net asset value of shares issued for reinvested dividends and distributions	52,477,319	40,944,875	41,799,858	19,254,020
Cost of shares redeemed	(108,031,771)	(291,773,365)	(114,068,674)	(77,083,438)
Redemption fees	—	—	—	—
Increase (decrease) in net assets from Fund share transactions	68,803,506	112,503,191	16,294,652	108,681,995
Increase (decrease) in net assets from Fund share transactions	(1,893,540,771)	(3,170,628,049)	(55,594,131)	(1,692,904,387)
Net increase (decrease) in net assets	(9,046,190,908)	(792,252,149)	(2,041,954,701)	(588,829,226)
Net Assets (Note 1)
Beginning of period	50,348,895,425	51,141,147,574	13,958,597,688	14,547,426,914
End of period	$41,302,704,517	$50,348,895,425	$11,916,642,987	$13,958,597,688
Changes in Shares Outstanding
Class A
Shares outstanding, beginning of period	230,587,736	219,232,910	86,231,883	95,702,399
Shares sold	13,419,670	58,373,490	5,976,295	19,986,713
Shares issued on reinvestment of distributions	11,307,136	11,812,984	4,345,644	2,561,460
Shares redeemed	(31,688,273)	(58,831,648)	(15,530,543)	(32,018,689)
Shares outstanding, end of period	223,626,269	230,587,736	81,023,279	86,231,883
Class C
Shares outstanding, beginning of period	99,119,725	160,174,219	16,062,430	31,631,117
Shares sold	3,549,439	7,238,405	543,749	1,912,963
Shares issued on reinvestment of distributions	3,778,948	7,569,735	617,102	627,549
Shares redeemed	(17,926,626)	(75,862,634)	(3,430,367)	(18,109,199)
Shares outstanding, end of period	88,521,486	99,119,725	13,792,914	16,062,430

First Eagle Funds | Semiannual Report | April 30, 2020

	First Eagle U.S. Value Fund*		First Eagle Gold Fund*
	For the Six Months Ended April 30, 2020 (unaudited)	For the Year Ended October 31, 2019	For the Six Months Ended April 30, 2020 (unaudited)	For the Year Ended October 31, 2019
Class R3
Net proceeds from shares sold	—	—	177,530	429,311
Net asset value of shares issued for reinvested dividends and distributions	4,247	6,536	185	—
Cost of shares redeemed	—	—	(165,292)	(65,106)
Increase (decrease) in net assets from Fund share transactions	4,247	6,536	12,423	364,205
Class R4^
Net proceeds from shares sold	—	10,000	817,971	10,001
Net asset value of shares issued for reinvested dividends and distributions	796	—	—	—
Cost of shares redeemed	—	—	(224,973)	—
Increase in net assets from Fund share transactions	796	10,000	592,998	10,001
Class R5^^
Net proceeds from shares sold	—	10,000	515,311	160,501
Net asset value of shares issued for reinvested dividends and distributions	801	—	9	—
Cost of shares redeemed	—	—	(350,921)	(9)
Increase in net assets from Fund share transactions	801	10,000	164,399	160,492
Class R6
Net proceeds from shares sold	1,264,500	19,830,238	10,753,430	82,714,896
Net asset value of shares issued for reinvested dividends and distributions	509,354	184,967	280,259	—
Cost of shares redeemed	(10,672,018)	(8,300,254)	(41,964,702)	(39,882,250)
Redemption fees	—	—	7,585	7,995
Increase (decrease) in net assets from Fund share transactions	(8,898,164)	11,714,951	(30,923,428)	42,840,641
Increase (decrease) in net assets from Fund share transactions	(103,144,618)	(167,232,855)	144,681,698	(16,284,731)
Net increase (decrease) in net assets	(366,195,233)	(255,982,361)	421,638,641	346,857,744
Net Assets (Note 1)
Beginning of period	1,573,195,924	1,829,178,285	1,219,816,646	872,958,902
End of period	$1,207,000,691	$1,573,195,924	$1,641,455,287	$1,219,816,646
Changes in Shares Outstanding
Class A
Shares outstanding, beginning of period	32,562,859	29,715,273	20,722,606	22,516,480
Shares sold	2,838,572	10,071,751	4,278,194	5,081,808
Shares issued on reinvestment of distributions	2,452,929	4,064,987	—	—
Shares redeemed	(7,129,440)	(11,289,152)	(3,237,013)	(6,875,682)
Shares outstanding, end of period	30,724,920	32,562,859	21,763,787	20,722,606
Class C
Shares outstanding, beginning of period	10,862,306	19,003,194	6,758,790	9,240,028
Shares sold	592,160	1,875,900	1,059,823	1,249,231
Shares issued on reinvestment of distributions	707,463	2,531,823	—	—
Shares redeemed	(2,587,019)	(12,548,611)	(1,074,524)	(3,730,469)
Shares outstanding, end of period	9,574,910	10,862,306	6,744,089	6,758,790

First Eagle Funds | Semiannual Report | April 30, 2020

Statements of Changes in Net Assets (continued)

	First Eagle Global Fund*		First Eagle Overseas Fund*
	For the Six Months Ended April 30, 2020 (unaudited)	For the Year Ended October 31, 2019	For the Six Months Ended April 30, 2020 (unaudited)	For the Year Ended October 31, 2019
Class I
Shares outstanding, beginning of period	506,278,698	517,074,173	423,625,800	476,883,544
Shares sold	55,743,231	106,687,936	75,027,675	104,512,931
Shares issued on reinvestment of distributions	24,479,547	27,137,190	21,372,539	13,067,746
Shares redeemed	(109,149,692)	(144,620,601)	(96,226,249)	(170,838,421)
Shares outstanding, end of period	477,351,784	506,278,698	423,799,765	423,625,800
Class R3
Shares outstanding, beginning of period	199,079	848	3,807	1,992
Shares sold	17,359	207,574	866	7,345
Shares issued on reinvestment of distributions	10,897	53	196	62
Shares redeemed	(93,597)	(9,396)	(92)	(5,592)
Shares outstanding, end of period	133,738	199,079	4,777	3,807
Class R4^
Shares outstanding, beginning of period	30,686	2,055	3,611	3,357
Shares sold	30,983	48,932	81	165
Shares issued on reinvestment of distributions	2,005	131	202	107
Shares redeemed	(20,528)	(20,432)	(7)	(18)
Shares outstanding, end of period	43,146	30,686	3,887	3,611
Class R5^^
Shares outstanding, beginning of period	170	—	651	—
Shares sold	—	170	648	651
Shares issued on reinvestment of distributions	9	—	40	—
Shares redeemed	—	—	—	—
Shares outstanding, end of period	179	170	1,339	651
Class R6
Shares outstanding, beginning of period	15,855,426	13,781,064	30,086,600	25,446,909
Shares sold	2,242,389	6,422,718	4,101,479	6,991,127
Shares issued on reinvestment of distributions	909,013	779,902	1,717,332	868,080
Shares redeemed	(1,971,726)	(5,128,258)	(4,779,261)	(3,219,516)
Shares outstanding, end of period	17,035,102	15,855,426	31,126,150	30,086,600

*  First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund and First Eagle Gold Fund financial statements are shown on a consolidated basis and includes the balances of the First Eagle Global Cayman Fund, Ltd., First Eagle Overseas Cayman Fund, Ltd., First Eagle U.S. Value Cayman Fund, Ltd., and First Eagle Gold Cayman Fund, Ltd., respectively.

^  Represents the period ended April 30, 2020 and the period from July 29 2019 to October 31, 2019 (for First Eagle U.S. Value Fund and First Eagle Gold Fund)

^^  Represents the period ended April 30, 2020 and the period from July 29 2019 to October 31, 2019 (for First Eagle Global Fund, First Eagle U.S. Value Fund and First Eagle Gold Fund) and represents the period from March 11, 2019 to October 31, 2019 (for First Eagle Overseas Fund only).

  See Notes to Financial Statements.

First Eagle Funds | Semiannual Report | April 30, 2020

	First Eagle U.S. Value Fund*		First Eagle Gold Fund*
	For the Six Months Ended April 30, 2020 (unaudited)	For the Year Ended October 31, 2019	For the Six Months Ended April 30, 2020 (unaudited)	For the Year Ended October 31, 2019
Class I
Shares outstanding, beginning of period	39,001,968	43,254,719	28,802,758	29,200,296
Shares sold	8,066,624	10,470,510	12,997,887	11,419,725
Shares issued on reinvestment of distributions	2,417,877	4,904,583	21,618	—
Shares redeemed	(13,391,284)	(19,627,844)	(5,728,444)	(11,817,263)
Shares outstanding, end of period	36,095,185	39,001,968	36,093,819	28,802,758
Class R3
Shares outstanding, beginning of period	2,832	2,455	25,614	3,058
Shares sold	—	—	9,354	26,237
Shares issued on reinvestment of distributions	234	377	10	—
Shares redeemed	—	—	(8,649)	(3,681)
Shares outstanding, end of period	3,066	2,832	26,329	25,614
Class R4^
Shares outstanding, beginning of period	515	—	539	—
Shares sold	—	515	41,384	539
Shares issued on reinvestment of distributions	44	—	—	—
Shares redeemed	—	—	(10,852)	—
Shares outstanding, end of period	559	515	31,071	539
Class R5^^
Shares outstanding, beginning of period	515	—	8,627	—
Shares sold	—	515	26,251	8,627
Shares issued on reinvestment of distributions	45	—	—	—
Shares redeemed	—	—	(19,533)	—
Shares outstanding, end of period	560	515	15,345	8,627
Class R6
Shares outstanding, beginning of period	830,020	67,312	8,475,720	5,528,002
Shares sold	74,297	1,187,230	546,594	5,175,389
Shares issued on reinvestment of distributions	28,126	10,673	14,567	—
Shares redeemed	(551,200)	(435,195)	(2,349,959)	(2,227,671)
Shares outstanding, end of period	381,243	830,020	6,686,922	8,475,720

First Eagle Funds | Semiannual Report | April 30, 2020

Statements of Changes in Net Assets (continued)

	First Eagle Global Income Builder Fund		First Eagle High Income Fund (formerly named First Eagle High Yield Fund)
	For the Six Months Ended April 30, 2020 (unaudited)	For the Year Ended October 31, 2019	For the Six Months Ended April 30, 2020 (unaudited)	For the Year Ended October 31, 2019
Operations
Net investment income	$12,543,797	$30,691,725	$5,351,552	$13,942,700
Net realized gain (loss) from investments, commodity, foreign currency and forward contract related transactions	17,280,224	20,520,303	(7,305,575)	(3,133,933)
Change in unrealized appreciation (depreciation) of investments, commodity, foreign currency and forward contract related translations	(140,967,425)	72,093,961	(12,936,958)	(563,691)
Net increase (decrease) in net assets resulting from operations	(111,143,404)	123,305,989	(14,890,981)	10,245,076
Distributions to Shareholders
Distributable earnings:
Class A	(4,757,548)	(7,959,646)	(1,544,366)	(3,539,669)
Class C	(2,228,526)	(4,314,558)	(818,012)	(2,201,702)
Class I	(10,216,431)	(18,873,689)	(2,904,438)	(8,036,793)
Class Y	—	—	—	—
Class R3	(570)	(981)	(1,091)	(2,315)
Class R4	(121)	(34)	(203)	(92)
Class R5	(127)	(37)	(223)	(92)
Class R6	(12,780)	(24,891)	(30,349)	(83,211)
Decrease in net assets resulting from distributions	(17,216,103)	(31,173,836)	(5,298,682)	(13,863,874)
Fund Share Transactions
Class A
Net proceeds from shares sold	78,346,091	182,973,455	10,278,329	18,673,502
Net asset value of shares issued for reinvested dividends and distributions	4,298,283	7,221,260	1,467,054	3,355,393
Cost of shares redeemed	(82,160,316)	(140,709,504)	(14,604,687)	(25,975,172)
Increase (decrease) in net assets from Fund share transactions	484,058	49,485,211	(2,859,304)	(3,946,277)
Class C
Net proceeds from shares sold	16,172,146	84,300,874	2,447,552	7,836,167
Net asset value of shares issued for reinvested dividends and distributions	1,931,141	3,762,702	734,166	1,977,613
Cost of shares redeemed	(48,540,302)	(116,499,481)	(11,522,538)	(21,780,605)
Decrease in net assets from Fund share transactions	(30,437,015)	(28,435,905)	(8,340,820)	(11,966,825)
Class I
Net proceeds from shares sold	100,186,854	257,720,555	25,274,254	23,691,277
Net asset value of shares issued for reinvested dividends and distributions	8,263,182	15,198,629	2,331,680	6,214,659
Cost of shares redeemed	(168,542,764)	(269,742,201)	(53,944,006)	(67,597,874)
Increase (decrease) in net assets from Fund share transactions	(60,092,728)	3,176,983	(26,338,072)	(37,691,938)

First Eagle Funds | Semiannual Report | April 30, 2020

	First Eagle Fund of America
	For the Six Months Ended April 30, 2020 (unaudited)	For the Year Ended October 31, 2019
Operations
Net investment income	$165,168	$1,930,088
Net realized gain (loss) from investments, commodity, foreign currency and forward contract related transactions	16,352,031	2,758,092
Change in unrealized appreciation (depreciation) of investments, commodity, foreign currency and forward contract related translations	(107,907,522)	67,762,405
Net increase (decrease) in net assets resulting from operations	(91,390,323)	72,450,585
Distributions to Shareholders
Distributable earnings:
Class A	(2,425,525)	(65,928,592)
Class C	(1,289,937)	(50,705,751)
Class I	(4,713,124)	(98,590,050)
Class Y	(2,379,215)	(48,884,759)
Class R3	(435)	(7,976)
Class R4	(113)	—
Class R5	(115)	—
Class R6	(30,701)	(761,321)
Decrease in net assets resulting from distributions	(10,839,165)	(264,878,449)
Fund Share Transactions
Class A
Net proceeds from shares sold	10,893,978	59,427,763
Net asset value of shares issued for reinvested dividends and distributions	2,293,351	61,123,423
Cost of shares redeemed	(50,931,071)	(187,283,529)
Increase (decrease) in net assets from Fund share transactions	(37,743,742)	(66,732,343)
Class C
Net proceeds from shares sold	2,717,138	11,055,931
Net asset value of shares issued for reinvested dividends and distributions	1,178,792	46,719,306
Cost of shares redeemed	(27,841,053)	(144,627,450)
Decrease in net assets from Fund share transactions	(23,945,123)	(86,852,213)
Class I
Net proceeds from shares sold	13,838,828	65,069,908
Net asset value of shares issued for reinvested dividends and distributions	3,209,604	69,373,020
Cost of shares redeemed	(65,047,312)	(290,893,461)
Increase (decrease) in net assets from Fund share transactions	(47,998,880)	(156,450,533)

First Eagle Funds | Semiannual Report | April 30, 2020

Statements of Changes in Net Assets (continued)

	First Eagle Global Income Builder Fund		First Eagle High Income Fund (formerly named First Eagle High Yield Fund)
	For the Six Months Ended April 30, 2020 (unaudited)	For the Year Ended October 31, 2019	For the Six Months Ended April 30, 2020 (unaudited)	For the Year Ended October 31, 2019
Class Y
Net proceeds from shares sold	—	—	—	—
Net asset value of shares issued for reinvested dividends and distributions	—	—	—	—
Cost of shares redeemed	—	—	—	—
Decrease in net assets from Fund share transactions	—	—	—	—
Class R3
Net asset value of shares issued for reinvested dividends and distributions	570	981	1,091	2,315
Increase in net assets from Fund share transactions	570	981	1,091	2,315
Class R4^
Net proceeds from shares sold	—	10,000	—	10,000
Net asset value of shares issued for reinvested dividends and distributions	121	34	203	92
Increase in net assets from Fund share transactions	121	10,034	203	10,092
Class R5^
Net proceeds from shares sold	—	10,000	—	10,000
Net asset value of shares issued for reinvested dividends and distributions	127	37	223	92
Increase in net assets from Fund share transactions	127	10,037	223	10,092
Class R6
Net proceeds from shares sold	38,207	341,211	158,895	1,798,533
Net asset value of shares issued for reinvested dividends and distributions	12,771	24,812	30,349	82,941
Cost of shares redeemed	(321,764)	(109,552)	(1,663,063)	(413,741)
Increase (decrease) in net assets from Fund share transactions	(270,786)	256,471	(1,473,819)	1,467,733
Increase (decrease) in net assets from Fund share transactions	(90,315,653)	24,503,812	(39,010,498)	(52,114,808)
Net increase (decrease) in net assets	(218,675,160)	116,635,965	(59,200,161)	(55,733,606)
Net Assets (Note 1)
Beginning of period	1,476,723,401	1,360,087,436	270,179,221	325,912,827
End of period	$1,258,048,241	$1,476,723,401	$210,979,060	$270,179,221
Changes in Shares Outstanding
Class A
Shares outstanding, beginning of period	32,351,845	27,849,865	8,445,828	8,895,935
Shares sold	6,697,544	16,014,314	1,235,668	2,152,352
Shares issued on reinvestment of distributions	371,801	613,353	174,945	386,047
Shares redeemed	(7,190,975)	(12,125,687)	(1,776,697)	(2,988,506)
Shares outstanding, end of period	32,230,215	32,351,845	8,079,744	8,445,828

First Eagle Funds | Semiannual Report | April 30, 2020

	First Eagle Fund of America
	For the Six Months Ended April 30, 2020 (unaudited)	For the Year Ended October 31, 2019
Class Y
Net proceeds from shares sold	3,592,578	23,030,671
Net asset value of shares issued for reinvested dividends and distributions	2,295,514	46,122,510
Cost of shares redeemed	(113,617,773)	(70,490,676)
Decrease in net assets from Fund share transactions	(107,729,681)	(1,337,495)
Class R3
Net asset value of shares issued for reinvested dividends and distributions	435	7,977
Increase in net assets from Fund share transactions	435	7,977
Class R4^
Net proceeds from shares sold	—	10,000
Net asset value of shares issued for reinvested dividends and distributions	112	—
Increase in net assets from Fund share transactions	112	10,000
Class R5^
Net proceeds from shares sold	—	10,000
Net asset value of shares issued for reinvested dividends and distributions	115	—
Increase in net assets from Fund share transactions	115	10,000
Class R6
Net proceeds from shares sold	30,029	18,200,636
Net asset value of shares issued for reinvested dividends and distributions	30,700	761,321
Cost of shares redeemed	(701,461)	(23,117,926)
Increase (decrease) in net assets from Fund share transactions	(640,732)	(4,155,969)
Increase (decrease) in net assets from Fund share transactions	(218,057,496)	(315,500,576)
Net increase (decrease) in net assets	(320,286,984)	(507,928,440)
Net Assets (Note 1)
Beginning of period	1,023,499,673	1,531,428,113
End of period	$703,212,689	$1,023,499,673
Changes in Shares Outstanding
Class A
Shares outstanding, beginning of period	10,337,706	12,740,195
Shares sold	447,664	2,363,483
Shares issued on reinvestment of distributions	83,730	2,632,361
Shares redeemed	(1,987,905)	(7,398,333)
Shares outstanding, end of period	8,881,195	10,337,706

First Eagle Funds | Semiannual Report | April 30, 2020

Statements of Changes in Net Assets (continued)

	First Eagle Global Income Builder Fund		First Eagle High Income Fund (formerly named First Eagle High Yield Fund)
	For the Six Months Ended April 30, 2020 (unaudited)	For the Year Ended October 31, 2019	For the Six Months Ended April 30, 2020 (unaudited)	For the Year Ended October 31, 2019
Class C
Shares outstanding, beginning of period	23,864,750	26,061,630	5,756,398	7,129,539
Shares sold	1,428,323	7,472,679	301,658	905,614
Shares issued on reinvestment of distributions	167,569	320,782	87,527	227,842
Shares redeemed	(4,290,106)	(9,990,341)	(1,393,359)	(2,506,597)
Shares outstanding, end of period	21,170,536	23,864,750	4,752,224	5,756,398
Class I
Shares outstanding, beginning of period	65,476,769	64,965,979	16,584,726	20,917,848
Shares sold	8,775,777	22,508,241	3,138,746	2,722,908
Shares issued on reinvestment of distributions	714,690	1,293,849	276,950	715,043
Shares redeemed	(15,045,620)	(23,291,300)	(6,379,428)	(7,771,073)
Shares outstanding, end of period	59,921,616	65,476,769	13,620,994	16,584,726
Class Y
Shares outstanding, beginning of period	—	—	—	—
Shares sold	—	—	—	—
Shares issued on reinvestment of distributions	—	—	—	—
Shares redeemed	—	—	—	—
Shares outstanding, end of period	—	—	—	—
Class R3
Shares outstanding, beginning of period	4,326	4,242	6,015	5,749
Shares issued on reinvestment of distributions	49	84	130	266
Shares outstanding, end of period	4,375	4,326	6,145	6,015
Class R4^
Shares outstanding, beginning of period	831	—	1,149	—
Shares sold	—	828	—	1,139
Shares issued on reinvestment of distributions	10	3	25	10
Shares outstanding, end of period	841	831	1,174	1,149
Class R5^
Shares outstanding, beginning of period	831	—	1,149	—
Shares sold	—	828	—	1,139
Shares issued on reinvestment of distributions	11	3	27	10
Shares outstanding, end of period	842	831	1,176	1,149
Class R6
Shares outstanding, beginning of period	101,795	79,820	218,887	45,515
Shares sold	3,327	29,254	18,195	211,276
Shares issued on reinvestment of distributions	1,105	2,111	3,547	9,511
Shares redeemed	(26,544)	(9,390)	(189,926)	(47,415)
Shares outstanding, end of period	79,683	101,795	50,703	218,887

^  Represents the period ended April 30, 2020 and the period from July 29, 2019 to October 31, 2019.

  See Notes to Financial Statements.

First Eagle Funds | Semiannual Report | April 30, 2020

	First Eagle Fund of America
	For the Six Months Ended April 30, 2020 (unaudited)	For the Year Ended October 31, 2019
Class C
Shares outstanding, beginning of period	5,943,338	10,138,909
Shares sold	158,841	633,419
Shares issued on reinvestment of distributions	58,969	2,728,756
Shares redeemed	(1,468,542)	(7,557,746)
Shares outstanding, end of period	4,692,606	5,943,338
Class I
Shares outstanding, beginning of period	13,959,992	19,478,878
Shares sold	516,740	2,581,163
Shares issued on reinvestment of distributions	112,855	2,876,162
Shares redeemed	(2,420,463)	(10,976,211)
Shares outstanding, end of period	12,169,124	13,959,992
Class Y
Shares outstanding, beginning of period	9,072,699	8,973,610
Shares sold	128,362	864,317
Shares issued on reinvestment of distributions	81,229	1,924,979
Shares redeemed	(4,219,548)	(2,690,207)
Shares outstanding, end of period	5,062,742	9,072,699
Class R3
Shares outstanding, beginning of period	1,753	1,421
Shares issued on reinvestment of distributions	15	332
Shares outstanding, end of period	1,768	1,753
Class R4^
Shares outstanding, beginning of period	355	—
Shares sold	—	355
Shares issued on reinvestment of distributions	4	—
Shares outstanding, end of period	359	355
Class R5^
Shares outstanding, beginning of period	355	—
Shares sold	—	355
Shares issued on reinvestment of distributions	4	—
Shares outstanding, end of period	359	355
Class R6
Shares outstanding, beginning of period	96,369	138,622
Shares sold	1,106	803,770
Shares issued on reinvestment of distributions	1,079	31,564
Shares redeemed	(26,467)	(877,587)
Shares outstanding, end of period	72,087	96,369

First Eagle Funds | Semiannual Report | April 30, 2020

First Eagle Funds

Financial Highlights

	Per share operating performance*
		Investment operations			Less dividends and distributions
Selected per share data for the period ended:	Net assets value, beginning of period	Net investment income/ loss	Net realized and unrealized gains (losses) on investments	Total investment operations	From net investment income	From capital gains	Return of capital	Total distributions
First Eagle Global Fund Class A
Six Months Ended April 30, 2020 (unaudited)	$59.15	0.28	(5.01)	(4.73)	(0.73)	(2.45)	—	(3.18)
October 31, 2019	$56.37	0.64	5.37	6.01	(0.43)	(2.80)	—	(3.23)
October 31, 2018	$60.46	0.49	(2.08)	(1.59)	(0.44)	(2.06)	—	(2.50)
October 31, 2017	$56.36	0.25	6.41	6.66	(0.21)	(2.35)	—	(2.56)
October 31, 2016	$53.10	0.30	3.56	3.86	(0.07)	(0.53)	—	(0.60)
October 31, 2015	$54.90	0.28	0.60	0.88	(0.30)	(2.38)	—	(2.68)
First Eagle Global Fund Class C
Six Months Ended April 30, 2020 (unaudited)	$56.69	0.07	(4.83)	(4.76)	(0.18)	(2.45)	—	(2.63)
October 31, 2019	$54.11	0.18	5.20	5.38	—	(2.80)	—	(2.80)
October 31, 2018	$58.14	0.05	(2.02)	(1.97)	—	(2.06)	—	(2.06)
October 31, 2017	$54.47	(0.16)	6.18	6.02	—	(2.35)	—	(2.35)
October 31, 2016	$51.66	(0.11)	3.45	3.34	—	(0.53)	—	(0.53)
October 31, 2015	$53.57	(0.12)	0.59	0.47	—	(2.38)	—	(2.38)
First Eagle Global Fund Class I
Six Months Ended April 30, 2020 (unaudited)	$59.52	0.35	(5.02)	(4.67)	(0.88)	(2.45)	—	(3.33)
October 31, 2019	$56.73	0.78	5.41	6.19	(0.60)	(2.80)	—	(3.40)
October 31, 2018	$60.85	0.66	(2.11)	(1.45)	(0.61)	(2.06)	—	(2.67)
October 31, 2017	$56.70	0.43	6.42	6.85	(0.35)	(2.35)	—	(2.70)
October 31, 2016	$53.43	0.44	3.57	4.01	(0.21)	(0.53)	—	(0.74)
October 31, 2015	$55.23	0.43	0.60	1.03	(0.45)	(2.38)	—	(2.83)
First Eagle Global Fund Class R3
Six Months Ended April 30, 2020 (unaudited)	$59.34	0.28	(5.01)	(4.73)	(0.83)	(2.45)	—	(3.28)
For The Year Ended October 31, 2019	$56.62	0.60	5.38	5.98	(0.46)	(2.80)	—	(3.26)
For The Period 5/01/18^- 10/31/18	$58.95	0.28	(2.61)	(2.33)	—	—	—	—

First Eagle Funds | Semiannual Report | April 30, 2020

					Ratios/Supplemental data
					Ratios to Average Net Assets of:
Selected per share data for the period ended:	Net assets value, end of period	Total return(a)		Net assets, end of period (thousands)	Operating expenses excluding earnings credits and/or fee waivers		Operating expenses including earnings credits and/or fee waivers		Net investment income excluding earnings credits and/or fee waivers		Net investment income including earnings credits and/or fee waivers		Portfolio turnover rate
First Eagle Global Fund Class A
Six Months Ended April 30, 2020 (unaudited)	$51.24	(8.58	)%(b)	$11,459,001	1.11	%(c)	1.11	%(c)	1.03	%(c)	1.03	%(c)	7.74	%(b)
October 31, 2019	$59.15	11.44%		$13,638,545	1.11%		1.11%		1.13%		1.13%		10.26%
October 31, 2018	$56.37	(2.82)%		$12,357,124	1.11%		1.11%		0.84%		0.84%		14.91%
October 31, 2017	$60.46	12.35%		$14,907,330	1.11%		1.11%		0.44%		0.44%		9.67%
October 31, 2016	$56.36	7.38%		$15,833,531	1.10%		1.10%		0.55%		0.55%		11.54%
October 31, 2015	$53.10	1.78%		$16,274,867	1.11%		1.11%		0.52%		0.52%		11.28%
First Eagle Global Fund Class C
Six Months Ended April 30, 2020 (unaudited)	$49.30	(8.92	)%(b)	$4,364,377	1.88	%(c)	1.88	%(c)	0.26	%(c)	0.26	%(c)	7.74	%(b)
October 31, 2019	$56.69	10.58%		$5,619,288	1.87%		1.86%		0.33%		0.33%		10.26%
October 31, 2018	$54.11	(3.54)%		$8,667,512	1.86%		1.86%		0.09%		0.09%		14.91%
October 31, 2017	$58.14	11.52%		$10,589,991	1.85%		1.85%		(0.29)%		(0.29)%		9.67%
October 31, 2016	$54.47	6.56%		$11,505,279	1.86%		1.86%		(0.21)%		(0.21)%		11.54%
October 31, 2015	$51.66	1.02%		$11,662,706	1.86%		1.86%		(0.23)%		(0.23)%		11.28%
First Eagle Global Fund Class I
Six Months Ended April 30, 2020 (unaudited)	$51.52	(8.45	)%(b)	$24,592,313	0.86	%(c)	0.86	%(c)	1.29	%(c)	1.29	%(c)	7.74	%(b)
October 31, 2019	$59.52	11.72%		$30,133,165	0.85%		0.85%		1.38%		1.38%		10.26%
October 31, 2018	$56.73	(2.54)%		$29,334,134	0.84%		0.84%		1.11%		1.11%		14.91%
October 31, 2017	$60.85	12.64%		$30,858,477	0.84%		0.84%		0.74%		0.74%		9.67%
October 31, 2016	$56.70	7.65%		$22,357,335	0.84%		0.84%		0.81%		0.81%		11.54%
October 31, 2015	$53.43	2.07%		$19,998,978	0.84%		0.84%		0.79%		0.79%		11.28%
First Eagle Global Fund Class R3
Six Months Ended April 30, 2020 (unaudited)	$51.33	(8.58	)%(b)	$6,865	1.14	%(c)	1.14	%(c)	1.02	%(c)	1.02	%(c)	7.74	%(b)
For The Year Ended October 31, 2019	$59.34	11.31%		$11,813	1.14%		1.14%		1.03%		1.03%		10.26%
For The Period 5/01/18^- 10/31/18	$56.62	(3.95	)%(b)	$48	1.25	%(c)	1.25	%(c)	0.95	%(c)	0.95	%(c)	14.91	%(b)

First Eagle Funds | Semiannual Report | April 30, 2020

First Eagle Funds

Financial Highlights

	Per share operating performance*
		Investment operations			Less dividends and distributions
Selected per share data for the period ended:	Net assets value, beginning of period	Net investment income/ loss	Net realized and unrealized gains (losses) on investments	Total investment operations	From net investment income	From capital gains	Return of capital	Total distributions
First Eagle Global Fund Class R4
Six Months Ended April 30, 2020 (unaudited)	$59.48	0.34	(5.02)	(4.68)	(0.86)	(2.45)	—	(3.31)
For The Year Ended October 31, 2019	$56.70	0.74	5.36	6.10	(0.52)	(2.80)	—	(3.32)
For The Period 1/17/18^^- 10/31/18	$61.60	0.55	(5.45)	(4.90)	—	—	—	—
First Eagle Global Fund Class R5
Six Months Ended April 30, 2020 (unaudited)	$59.47	0.23	(5.05)	(4.82)	(0.82)	(2.45)	—	(3.27)
For The Period 7/29/19^^^- 10/31/19	$58.99	0.12	0.36	0.48	—	—	—	—
First Eagle Global Fund Class R6
Six Months Ended April 30, 2020 (unaudited)	$59.55	0.37	(5.01)	(4.64)	(0.92)	(2.45)	—	(3.37)
October 31, 2019	$56.76	0.82	5.41	6.23	(0.64)	(2.80)	—	(3.44)
October 31, 2018	$60.88	0.72	(2.14)	(1.42)	(0.64)	(2.06)	—	(2.70)
For The Period 3/01/17^^^^- 10/31/17	$57.33	0.37	3.18	3.55	—	—	—	—
First Eagle Overseas Fund Class A
Six Months Ended April 30, 2020 (unaudited)	$24.65	0.09	(2.13)	(2.04)	(0.50)	(0.83)	—	(1.33)
October 31, 2019	$22.71	0.32	2.28	2.60	(0.27)	(0.39)	—	(0.66)
October 31, 2018	$25.33	0.25	(2.03)	(1.78)	(0.40)	(0.44)	—	(0.84)
October 31, 2017	$23.86	0.12	2.16	2.28	(0.26)	(0.55)	—	(0.81)
October 31, 2016	$22.62	0.19	1.34	1.53	(0.04)	(0.25)	—	(0.29)
October 31, 2015	$23.18	0.14	0.39	0.53	(0.23)	(0.86)	—	(1.09)

First Eagle Funds | Semiannual Report | April 30, 2020

					Ratios/Supplemental data
					Ratios to Average Net Assets of:
Selected per share data for the period ended:	Net assets value, end of period	Total return(a)		Net assets, end of period (thousands)	Operating expenses excluding earnings credits and/or fee waivers		Operating expenses including earnings credits and/or fee waivers		Net investment income excluding earnings credits and/or fee waivers		Net investment income including earnings credits and/or fee waivers		Portfolio turnover rate
First Eagle Global Fund Class R4
Six Months Ended April 30, 2020 (unaudited)	$51.49	(8.47	)%(b)	$2,221	0.92	%(c)	0.92	%(c)	1.25	%(c)	1.25	%(c)	7.74	%(b)
For The Year Ended October 31, 2019	$59.48	11.53%		$1,825	0.97%		0.97%		1.28%		1.28%		10.26%
For The Period 1/17/18^^- 10/31/18	$56.70	(7.95	)%(b)	$117	1.02	%(c)	1.02	%(c)	1.18	%(c)	1.18	%(c)	14.91	%(b)
First Eagle Global Fund Class R5
Six Months Ended April 30, 2020 (unaudited)	$51.38	(8.71	)%(b)	$9	1.34	%(c)	1.34	%(c)	0.84	%(c)	0.84	%(c)	7.74	%(b)
For The Period 7/29/19^^^- 10/31/19	$59.47	0.81	%(b)	$10	1.35	%(c)	1.35	%(c)	0.82	%(c)	0.82	%(c)	10.26	%(b)
First Eagle Global Fund Class R6
Six Months Ended April 30, 2020 (unaudited)	$51.54	(8.41	)%(b)	$877,918	0.79	%(c)	0.79	%(c)	1.36	%(c)	1.36	%(c)	7.74	%(b)
October 31, 2019	$59.55	11.79%		$944,249	0.79%		0.79%		1.44%		1.44%		10.26%
October 31, 2018	$56.76	(2.49)%		$782,213	0.78%		0.78%		1.21%		1.21%		14.91%
For The Period 3/01/17^^^^- 10/31/17	$60.88	6.19	%(b)	$848,431	0.78	%(c)	0.78	%(c)	0.94	%(c)	0.94	%(c)	9.67	%(b)
First Eagle Overseas Fund Class A
Six Months Ended April 30, 2020 (unaudited)	$21.28	(8.86	)%(b)	$1,723,840	1.15	%(c)	1.15	%(c)	0.80	%(c)	0.80	%(c)	9.10	%(b)
October 31, 2019	$24.65	11.82%		$2,125,742	1.15%		1.15%		1.38%		1.38%		6.99%
October 31, 2018	$22.71	(7.27)%		$2,173,765	1.15%		1.15%		1.04%		1.04%		12.10%
October 31, 2017	$25.33	9.99%		$3,102,414	1.15%		1.15%		0.51%		0.51%		8.45%
October 31, 2016	$23.86	6.90%		$3,654,512	1.14%		1.14%		0.84%		0.84%		9.30%
October 31, 2015	$22.62	2.59%		$4,142,588	1.16%		1.16%		0.60%		0.60%		12.95%
First Eagle Funds | Semiannual Report | April 30, 2020

First Eagle Funds

Financial Highlights

	Per share operating performance*
		Investment operations			Less dividends and distributions
Selected per share data for the period ended:	Net assets value, beginning of period	Net investment income/ loss	Net realized and unrealized gains (losses) on investments	Total investment operations	From net investment income	From capital gains	Return of capital	Total distributions
First Eagle Overseas Fund Class C
Six Months Ended April 30, 2020 (unaudited)	$23.58	0.00 **	(2.05)	(2.05)	(0.25)	(0.83)	—	(1.08)
October 31, 2019	$21.73	0.11	2.22	2.33	(0.09)	(0.39)	—	(0.48)
October 31, 2018	$24.29	0.08	(1.95)	(1.87)	(0.25)	(0.44)	—	(0.69)
October 31, 2017	$22.91	(0.05)	2.07	2.02	(0.09)	(0.55)	—	(0.64)
October 31, 2016	$21.84	0.02	1.30	1.32	—	(0.25)	—	(0.25)
October 31, 2015	$22.42	(0.03)	0.39	0.36	(0.08)	(0.86)	—	(0.94)
First Eagle Overseas Fund Class I
Six Months Ended April 30, 2020 (unaudited)	$25.24	0.13	(2.19)	(2.06)	(0.57)	(0.83)	—	(1.40)
October 31, 2019	$23.26	0.39	2.33	2.72	(0.35)	(0.39)	—	(0.74)
October 31, 2018	$25.91	0.34	(2.08)	(1.74)	(0.47)	(0.44)	—	(0.91)
October 31, 2017	$24.40	0.21	2.17	2.38	(0.32)	(0.55)	—	(0.87)
October 31, 2016	$23.12	0.26	1.38	1.64	(0.11)	(0.25)	—	(0.36)
October 31, 2015	$23.62	0.20	0.41	0.61	(0.25)	(0.86)	—	(1.11)
First Eagle Overseas Fund Class R3
Six Months Ended April 30, 2020 (unaudited)	$25.13	0.08	(2.20)	(2.12)	(0.42)	(0.83)	—	(1.25)
For The Year Ended October 31, 2019	$23.22	0.44	2.16	2.60	(0.30)	(0.39)	—	(0.69)
For The Period 5/01/18^- 10/31/18	$25.10	0.16	(2.04)	(1.88)	—	—	—	—
First Eagle Overseas Fund Class R4
Six Months Ended April 30, 2020 (unaudited)	$25.20	0.11	(2.19)	(2.08)	(0.53)	(0.83)	—	(1.36)
For The Year Ended October 31, 2019	$23.23	0.35	2.33	2.68	(0.32)	(0.39)	—	(0.71)
For The Period 1/17/18^^- 10/31/18	$26.15	0.31	(3.23)	(2.92)	—	—	—	—

First Eagle Funds | Semiannual Report | April 30, 2020

					Ratios/Supplemental data
					Ratios to Average Net Assets of:
Selected per share data for the period ended:	Net assets value, end of period	Total return(a)		Net assets, end of period (thousands)	Operating expenses excluding earnings credits and/or fee waivers		Operating expenses including earnings credits and/or fee waivers		Net investment income excluding earnings credits and/or fee waivers		Net investment income including earnings credits and/or fee waivers		Portfolio turnover rate
First Eagle Overseas Fund Class C
Six Months Ended April 30, 2020 (unaudited)	$20.45	(9.20	)%(b)	$282,000	1.90	%(c)	1.90	%(c)	0.02	%(c)	0.02	%(c)	9.10	%(b)
October 31, 2019	$23.58	10.98%		$378,755	1.89%		1.89%		0.50%		0.50%		6.99%
October 31, 2018	$21.73	(7.92)%		$687,318	1.88%		1.88%		0.32%		0.32%		12.10%
October 31, 2017	$24.29	9.14%		$899,654	1.88%		1.88%		(0.20)%		(0.20)%		8.45%
October 31, 2016	$22.91	6.14%		$992,573	1.89%		1.89%		0.10%		0.10%		9.30%
October 31, 2015	$21.84	1.82%		$1,036,295	1.89%		1.89%		(0.13)%		(0.13)%		12.95%
First Eagle Overseas Fund Class I
Six Months Ended April 30, 2020 (unaudited)	$21.78	(8.72	)%(b)	$9,232,445	0.87	%(c)	0.87	%(c)	1.10	%(c)	1.10	%(c)	9.10	%(b)
October 31, 2019	$25.24	12.12%		$10,694,125	0.86%		0.86%		1.64%		1.64%		6.99%
October 31, 2018	$23.26	(6.98)%		$11,093,973	0.86%		0.86%		1.35%		1.35%		12.10%
October 31, 2017	$25.91	10.24%		$13,831,360	0.87%		0.86%		0.86%		0.86%		8.45%
October 31, 2016	$24.40	7.22%		$10,608,351	0.87%		0.87%		1.12%		1.12%		9.30%
October 31, 2015	$23.12	2.88%		$8,702,209	0.88%		0.88%		0.88%		0.88%		12.95%
First Eagle Overseas Fund Class R3
Six Months Ended April 30, 2020 (unaudited)	$21.76	(8.97	)%(b)	$104	1.37	%(c)	1.37	%(c)	0.71	%(c)	0.71	%(c)	9.10	%(b)
For The Year Ended October 31, 2019	$25.13	11.59%		$96	1.32%		1.32%		1.84%		1.84%		6.99%
For The Period 5/01/18^- 10/31/18	$23.22	(7.49	)%(b)	$46	1.21	%(c)	1.21	%(c)	1.32	%(c)	1.32	%(c)	12.10	%(b)
First Eagle Overseas Fund Class R4
Six Months Ended April 30, 2020 (unaudited)	$21.76	(8.84	)%(b)	$85	1.04	%(c)	1.04	%(c)	0.95	%(c)	0.95	%(c)	9.10	%(b)
For The Year Ended October 31, 2019	$25.20	11.92%		$91	1.04%		1.04%		1.48%		1.48%		6.99%
For The Period 1/17/18^^- 10/31/18	$23.23	(11.17	)%(b)	$78	1.03	%(c)	1.03	%(c)	1.60	%(c)	1.60	%(c)	12.10	%(b)

First Eagle Funds | Semiannual Report | April 30, 2020

First Eagle Funds

Financial Highlights

	Per share operating performance*
		Investment operations			Less dividends and distributions
Selected per share data for the period ended:	Net assets value, beginning of period	Net investment income/ loss	Net realized and unrealized gains (losses) on investments	Total investment operations	From net investment income	From capital gains	Return of capital	Total distributions
First Eagle Overseas Fund Class R5
Six Months Ended April 30, 2020 (unaudited)	$25.20	0.12	(2.21)	(2.09)	(0.53)	(0.83)	—	(1.36)
For The Period 3/11/19^^^^^- 10/31/19	$23.37	0.28	1.55	1.83	—	—	—	—
First Eagle Overseas Fund Class R6
Six Months Ended April 30, 2020 (unaudited)	$25.25	0.14	(2.18)	(2.04)	(0.59)	(0.83)	—	(1.42)
October 31, 2019	$23.27	0.41	2.33	2.74	(0.37)	(0.39)	—	(0.76)
October 31, 2018	$25.92	0.36	(2.09)	(1.73)	(0.48)	(0.44)	—	(0.92)
For The Period 3/01/17^^^^- 10/31/17	$23.99	0.17	1.76	1.93	—	—	—	—
First Eagle U.S. Value Fund Class A
Six Months Ended April 30, 2020 (unaudited)	$18.84	0.09	(1.73)	(1.64)	(0.16)	(1.37)	—	(1.53)
October 31, 2019	$19.89	0.16	1.44	1.60	(0.12)	(2.53)	—	(2.65)
October 31, 2018	$21.26	0.11	0.31	0.42	(0.03)	(1.76)	—	(1.79)
October 31, 2017	$20.08	0.06	2.80	2.86	(0.04)	(1.64)	—	(1.68)
October 31, 2016	$19.82	0.08	1.07	1.15	(0.04)	(0.85)	—	(0.89)
October 31, 2015	$21.10	0.10	(0.10)	0.00	(0.08)	(1.20)	—	(1.28)
First Eagle U.S. Value Fund Class C
Six Months Ended April 30, 2020 (unaudited)	$17.89	0.02	(1.65)	(1.63)	—	(1.37)	—	(1.37)
October 31, 2019	$19.03	0.02	1.37	1.39	—	(2.53)	—	(2.53)
October 31, 2018	$20.54	(0.04)	0.29	0.25	—	(1.76)	—	(1.76)
October 31, 2017	$19.55	(0.09)	2.72	2.63	—	(1.64)	—	(1.64)
October 31, 2016	$19.43	(0.07)	1.04	0.97	—	(0.85)	—	(0.85)
October 31, 2015	$20.78	(0.05)	(0.10)	(0.15)	—	(1.20)	—	(1.20)

First Eagle Funds | Semiannual Report | April 30, 2020

					Ratios/Supplemental data
					Ratios to Average Net Assets of:
Selected per share data for the period ended:	Net assets value, end of period	Total return(a)		Net assets, end of period (thousands)	Operating expenses excluding earnings credits and/or fee waivers		Operating expenses including earnings credits and/or fee waivers		Net investment income excluding earnings credits and/or fee waivers		Net investment income including earnings credits and/or fee waivers		Portfolio turnover rate
First Eagle Overseas Fund Class R5
Six Months Ended April 30, 2020 (unaudited)	$21.75	(8.87	)%(b)	$29	1.15	%(c)	1.14	%(c)	1.08	%(c)	1.08	%(c)	9.10	%(b)
For The Period 3/11/19^^^^^- 10/31/19	$25.20	7.83	%(b)	$16	1.12	%(c)	1.12	%(c)	1.79	%(c)	1.79	%(c)	6.99	%(b)
First Eagle Overseas Fund Class R6
Six Months Ended April 30, 2020 (unaudited)	$21.79	(8.70	)%(b)	$678,141	0.80	%(c)	0.80	%(c)	1.20	%(c)	1.20	%(c)	9.10	%(b)
October 31, 2019	$25.25	12.21%		$759,773	0.80%		0.80%		1.74%		1.74%		6.99%
October 31, 2018	$23.27	(6.92)%		$592,247	0.80%		0.80%		1.44%		1.44%		12.10%
For The Period 3/01/17^^^^- 10/31/17	$25.92	8.04	%(b)	$544,632	0.79	%(c)	0.79	%(c)	1.01	%(c)	1.01	%(c)	8.45	%(b)
First Eagle U.S. Value Fund Class A
Six Months Ended April 30, 2020 (unaudited)	$15.67	(9.72	)%(b)	$481,527	1.17	%(c)	1.12	%(c)	1.04	%(c)	1.09	%(c)	6.80	%(b)
October 31, 2019	$18.84	9.43%		$613,548	1.16%		1.11%		0.81%		0.86%		8.65%
October 31, 2018	$19.89	2.01%		$590,922	1.15%		1.10%		0.51%		0.56%		9.05%
October 31, 2017	$21.26	14.94%		$716,820	1.14%		1.09%		0.24%		0.29%		5.85%
October 31, 2016	$20.08	6.21%		$817,481	1.11%		1.14%		0.40%		0.37%		10.65%
October 31, 2015	$19.82	0.04%		$966,396	1.14%		1.14%		0.49%		0.49%		15.14%
First Eagle U.S. Value Fund Class C
Six Months Ended April 30, 2020 (unaudited)	$14.89	(10.06	)%(b)	$142,582	1.95	%(c)	1.90	%(c)	0.25	%(c)	0.31	%(c)	6.80	%(b)
October 31, 2019	$17.89	8.59%		$194,380	1.92%		1.87%		0.06%		0.11%		8.65%
October 31, 2018	$19.03	1.20%		$361,606	1.90%		1.85%		(0.24)%		(0.19)%		9.05%
October 31, 2017	$20.54	14.13%		$448,462	1.89%		1.84%		(0.51)%		(0.46)%		5.85%
October 31, 2016	$19.55	5.38%		$516,405	1.87%		1.90%		(0.37)%		(0.40)%		10.65%
October 31, 2015	$19.43	(0.70)%		$592,960	1.90%		1.90%		(0.27)%		(0.27)%		15.14%

First Eagle Funds | Semiannual Report | April 30, 2020

First Eagle Funds

Financial Highlights

	Per share operating performance*
		Investment operations			Less dividends and distributions
Selected per share data for the period ended:	Net assets value, beginning of period	Net investment income/ loss	Net realized and unrealized gains (losses) on investments	Total investment operations	From net investment income	From capital gains	Return of capital	Total distributions
First Eagle U.S. Value Fund Class I
Six Months Ended April 30, 2020 (unaudited)	$19.21	0.12	(1.77)	(1.65)	(0.21)	(1.37)	—	(1.58)
October 31, 2019	$20.23	0.21	1.48	1.69	(0.18)	(2.53)	—	(2.71)
October 31, 2018	$21.61	0.18	0.29	0.47	(0.09)	(1.76)	—	(1.85)
October 31, 2017	$20.38	0.12	2.84	2.96	(0.09)	(1.64)	—	(1.73)
October 31, 2016	$20.11	0.13	1.08	1.21	(0.09)	(0.85)	—	(0.94)
October 31, 2015	$21.40	0.16	(0.12)	0.04	(0.13)	(1.20)	—	(1.33)
First Eagle U.S. Value Fund Class R3
Six Months Ended April 30, 2020 (unaudited)	$19.15	0.08	(1.77)	(1.69)	(0.14)	(1.37)	—	(1.51)
For The Year Ended October 31, 2019	$20.20	0.14	1.48	1.62	(0.14)	(2.53)	—	(2.67)
For The Period 5/01/18^- 10/31/18	$20.37	0.06	(0.23)	(0.17)	—	—	—	—
First Eagle U.S. Value Fund Class R4
Six Months Ended April 30, 2020 (unaudited)	$19.18	0.10	(1.78)	(1.68)	(0.18)	(1.37)	—	(1.55)
For The Period 7/29/19^^^- 10/31/19	$19.40	0.02	(0.24)	(0.22)	—	—	—	—
First Eagle U.S. Value Fund Class R5
Six Months Ended April 30, 2020 (unaudited)	$19.18	0.11	(1.77)	(1.66)	(0.19)	(1.37)	—	(1.56)
For The Period 7/29/19^^^- 10/31/19	$19.40	0.03	(0.25)	(0.22)	—	—	—	—

First Eagle Funds | Semiannual Report | April 30, 2020

					Ratios/Supplemental data
					Ratios to Average Net Assets of:
Selected per share data for the period ended:	Net assets value, end of period	Total return(a)		Net assets, end of period (thousands)	Operating expenses excluding earnings credits and/or fee waivers		Operating expenses including earnings credits and/or fee waivers		Net investment income excluding earnings credits and/or fee waivers		Net investment income including earnings credits and/or fee waivers		Portfolio turnover rate
First Eagle U.S. Value Fund Class I
Six Months Ended April 30, 2020 (unaudited)	$15.98	(9.59	)%(b)	$576,733	0.89	%(c)	0.84	%(c)	1.31	%(c)	1.36	%(c)	6.80	%(b)
October 31, 2019	$19.21	9.79%		$749,245	0.88%		0.83%		1.09%		1.14%		8.65%
October 31, 2018	$20.23	2.24%		$875,239	0.87%		0.82%		0.79%		0.84%		9.05%
October 31, 2017	$21.61	15.27%		$983,508	0.86%		0.81%		0.51%		0.56%		5.85%
October 31, 2016	$20.38	6.49%		$841,199	0.84%		0.87%		0.67%		0.64%		10.65%
October 31, 2015	$20.11	0.28%		$942,370	0.87%		0.87%		0.76%		0.76%		15.14%
First Eagle U.S. Value Fund Class R3
Six Months Ended April 30, 2020 (unaudited)	$15.95	(9.81	)%(b)	$49	1.32	%(c)	1.27	%(c)	0.89	%(c)	0.94	%(c)	6.80	%(b)
For The Year Ended October 31, 2019	$19.15	9.37%		$54	1.26%		1.21%		0.71%		0.76%		8.65%
For The Period 5/01/18^- 10/31/18	$20.20	(0.83	)%(b)	$50	1.24	%(c)	1.19	%(c)	0.50	%(c)	0.55	%(c)	9.05	%(b)
First Eagle U.S. Value Fund Class R4
Six Months Ended April 30, 2020 (unaudited)	$15.95	(9.75	)%(b)	$9	1.10	%(c)	1.06	%(c)	1.11	%(c)	1.15	%(c)	6.80	%(b)
For The Period 7/29/19^^^- 10/31/19	$19.18	(1.13	)%(b)	$10	1.51	%(c)	1.47	%(c)	0.39	%(c)	0.43	%(c)	8.65	%(b)
First Eagle U.S. Value Fund Class R5
Six Months Ended April 30, 2020 (unaudited)	$15.96	(9.65	)%(b)	$9	1.00	%(c)	0.96	%(c)	1.21	%(c)	1.25	%(c)	6.80	%(b)
For The Period 7/29/19^^^- 10/31/19	$19.18	(1.13	)%(b)	$10	1.40	%(c)	1.36	%(c)	0.50	%(c)	0.54	%(c)	8.65	%(b)

First Eagle Funds | Semiannual Report | April 30, 2020

First Eagle Funds

Financial Highlights

	Per share operating performance*
		Investment operations			Less dividends and distributions
Selected per share data for the period ended:	Net assets value, beginning of period	Net investment income/ loss	Net realized and unrealized gains (losses) on investments	Total investment operations	From net investment income	From capital gains	Return of capital	Total distributions
First Eagle U.S. Value Fund Class R6
Six Months Ended April 30, 2020 (unaudited)	$19.22	0.13	(1.78)	(1.65)	(0.22)	(1.37)	—	(1.59)
October 31, 2019	$20.24	0.21	1.49	1.70	(0.19)	(2.53)	—	(2.72)
October 31, 2018	$21.62	0.18	0.30	0.48	(0.10)	(1.76)	—	(1.86)
For The Period 3/01/17^^^^- 10/31/17	$20.66	0.09	0.87	0.96	—	—	—	—
First Eagle Gold Fund Class A
Six Months Ended April 30, 2020 (unaudited)	$18.66	(0.04)	4.14	4.10	—	—	—	—
October 31, 2019	$13.08	(0.04)	5.62	5.58	—	—	—	—
October 31, 2018	$16.50	(0.07)	(3.35)	(3.42)	—	—	—	—
October 31, 2017	$17.99	(0.09)	(1.40)	(1.49)	—	—	—	—
October 31, 2016	$12.36	(0.11)	5.74	5.63	—	—	—	—
October 31, 2015	$13.45	(0.08)	(1.01)	(1.09)	—	—	—	—
First Eagle Gold Fund Class C
Six Months Ended April 30, 2020 (unaudited)	$17.11	(0.10)	3.78	3.68	—	—	—	—
October 31, 2019	$12.09	(0.15)	5.17	5.02	—	—	—	—
October 31, 2018	$15.36	(0.17)	(3.10)	(3.27)	—	—	—	—
October 31, 2017	$16.89	(0.21)	(1.32)	(1.53)	—	—	—	—
October 31, 2016	$11.70	(0.22)	5.41	5.19	—	—	—	—
October 31, 2015	$12.84	(0.18)	(0.96)	(1.14)	—	—	—	—
First Eagle Gold Fund Class I
Six Months Ended April 30, 2020 (unaudited)	$19.22	(0.01)	4.27	4.26	(0.02)	—	—	(0.02)
October 31, 2019	$13.44	0.00 **	5.78	5.78	—	—	—	—
October 31, 2018	$16.90	(0.02)	(3.44)	(3.46)	—	—	—	—
October 31, 2017	$18.38	(0.04)	(1.44)	(1.48)	—	—	—	—
October 31, 2016	$12.59	(0.06)	5.85	5.79	—	—	—	—
October 31, 2015	$13.66	(0.04)	(1.03)	(1.07)	—	—	—	—

First Eagle Funds | Semiannual Report | April 30, 2020

					Ratios/Supplemental data
					Ratios to Average Net Assets of:
Selected per share data for the period ended:	Net assets value, end of period	Total return(a)		Net assets, end of period (thousands)	Operating expenses excluding earnings credits and/or fee waivers		Operating expenses including earnings credits and/or fee waivers		Net investment income excluding earnings credits and/or fee waivers		Net investment income including earnings credits and/or fee waivers		Portfolio turnover rate
First Eagle U.S. Value Fund Class R6
Six Months Ended April 30, 2020 (unaudited)	$15.98	(9.60	)%(b)	$6,092	0.84	%(c)	0.79	%(c)	1.37	%(c)	1.42	%(c)	6.80	%(b)
October 31, 2019	$19.22	9.83%		$15,949	0.83%		0.78%		1.09%		1.14%		8.65%
October 31, 2018	$20.24	2.28%		$1,362	0.86%		0.81%		0.82%		0.87%		9.05%
For The Period 3/01/17^^^^- 10/31/17	$21.62	4.65	%(b)	$833	0.85	%(c)	0.80	%(c)	0.56	%(c)	0.61	%(c)	5.85	%(b)
First Eagle Gold Fund Class A
Six Months Ended April 30, 2020 (unaudited)	$22.76	21.97	%(b)	$495,452	1.25	%(c)	1.25	%(c)	(0.39	)%(c)	(0.38	)%(c)	2.67	%(b)
October 31, 2019	$18.66	42.66%		$386,633	1.29%		1.29%		(0.27)%		(0.27)%		20.01%
October 31, 2018	$13.08	(20.73)%		$294,509	1.29%		1.29%		(0.45)%		(0.45)%		9.43%
October 31, 2017	$16.50	(8.28)%		$451,039	1.26%		1.26%		(0.53)%		(0.53)%		7.90%
October 31, 2016	$17.99	45.55%		$566,708	1.27%		1.27%		(0.65)%		(0.65)%		15.82%
October 31, 2015	$12.36	(8.10)%		$390,521	1.33%		1.33%		(0.57)%		(0.57)%		12.47%
First Eagle Gold Fund Class C
Six Months Ended April 30, 2020 (unaudited)	$20.79	21.51	%(b)	$140,237	2.00	%(c)	2.00	%(c)	(1.14	)%(c)	(1.14	)%(c)	2.67	%(b)
October 31, 2019	$17.11	41.52%		$115,624	2.05%		2.05%		(1.02)%		(1.02)%		20.01%
October 31, 2018	$12.09	(21.29)%		$111,685	2.05%		2.05%		(1.21)%		(1.21)%		9.43%
October 31, 2017	$15.36	(9.06)%		$166,043	2.04%		2.03%		(1.30)%		(1.30)%		7.90%
October 31, 2016	$16.89	44.36%		$206,225	2.04%		2.04%		(1.42)%		(1.42)%		15.82%
October 31, 2015	$11.70	(8.88)%		$148,119	2.14%		2.14%		(1.39)%		(1.39)%		12.47%
First Eagle Gold Fund Class I
Six Months Ended April 30, 2020 (unaudited)	$23.46	22.17	%(b)	$846,889	0.96	%(c)	0.96	%(c)	(0.10	)%(c)	(0.10	)%(c)	2.67	%(b)
October 31, 2019	$19.22	43.01%		$553,633	0.99%		0.99%		0.01%		0.01%		20.01%
October 31, 2018	$13.44	(20.47)%		$392,310	1.00%		1.00%		(0.15)%		(0.15)%		9.43%
October 31, 2017	$16.90	(8.05)%		$559,784	0.99%		0.99%		(0.25)%		(0.25)%		7.90%
October 31, 2016	$18.38	45.99%		$509,635	0.98%		0.98%		(0.36)%		(0.36)%		15.82%
October 31, 2015	$12.59	(7.83)%		$306,131	1.03%		1.03%		(0.27)%		(0.27)%		12.47%

First Eagle Funds | Semiannual Report | April 30, 2020

First Eagle Funds

Financial Highlights

	Per share operating performance*
		Investment operations			Less dividends and distributions
Selected per share data for the period ended:	Net assets value, beginning of period	Net investment income/ loss	Net realized and unrealized gains (losses) on investments	Total investment operations	From net investment income	From capital gains	Return of capital	Total distributions
First Eagle Gold Fund Class R3
Six Months Ended April 30, 2020 (unaudited)	$19.17	(0.04)	4.26	4.22	(0.01)	—	—	(0.01)
For The Year Ended October 31, 2019	$13.44	(0.09)	5.82	5.73	—	—	—	—
For The Period 5/01/18^- 10/31/18	$16.35	(0.04)	(2.87)	(2.91)	—	—	—	—
First Eagle Gold Fund Class R4
Six Months Ended April 30, 2020 (unaudited)	$19.26	(0.01)	4.28	4.27	—	—	—	—
For The Period 7/29/19^^^- 10/31/19	$18.54	(0.04)	0.76	0.72	—	—	—	—
First Eagle Gold Fund Class R5
Six Months Ended April 30, 2020 (unaudited)	$19.28	(0.01)	4.24	4.23	(0.02)	—	—	(0.02)
For The Period 7/29/19^^^- 10/31/19	$18.54	(0.03)	0.77	0.74	—	—	—	—
First Eagle Gold Fund Class R6
Six Months Ended April 30, 2020 (unaudited)	$19.26	0.00 **	4.27	4.27	(0.03)	—	—	(0.03)
October 31, 2019	$13.46	0.01	5.79	5.80	—	—	—	—
October 31, 2018	$16.91	(0.02)	(3.43)	(3.45)	—	—	—	—
For The Period 3/01/17^^^^- 10/31/17	$17.60	(0.06)	(0.63)	(0.69)	—	—	—	—

First Eagle Funds | Semiannual Report | April 30, 2020

					Ratios/Supplemental data
					Ratios to Average Net Assets of:
Selected per share data for the period ended:	Net assets value, end of period	Total return(a)		Net assets, end of period (thousands)	Operating expenses excluding earnings credits and/or fee waivers		Operating expenses including earnings credits and/or fee waivers		Net investment income excluding earnings credits and/or fee waivers		Net investment income including earnings credits and/or fee waivers		Portfolio turnover rate
First Eagle Gold Fund Class R3
Six Months Ended April 30, 2020 (unaudited)	$23.38	22.01	%(b)	$616	1.23	%(c)	1.23	%(c)	(0.37	)%(c)	(0.37	)%(c)	2.67	%(b)
For The Year Ended October 31, 2019	$19.17	42.63%		$491	1.25%		1.25%		(0.51)%		(0.51)%		20.01%
For The Period 5/01/18^- 10/31/18	$13.44	(17.80	)%(b)	$41	1.32	%(c)	1.32	%(c)	(0.59	)%(c)	(0.59	)%(c)	9.43	%(b)
First Eagle Gold Fund Class R4
Six Months Ended April 30, 2020 (unaudited)	$23.53	22.17	%(b)	$731	0.98	%(c)	0.98	%(c)	(0.11	)%(c)	(0.11	)%(c)	2.67	%(b)
For The Period 7/29/19^^^- 10/31/19	$19.26	3.88	%(b)	$10	1.49	%(c)	1.49	%(c)	(0.84	)%(c)	(0.84)%		20.01	%(b)
First Eagle Gold Fund Class R5
Six Months Ended April 30, 2020 (unaudited)	$23.49	21.94	%(b)	$361	0.99	%(c)	0.99	%(c)	(0.13	)%(c)	(0.13	)%(c)	2.67	%(b)
For The Period 7/29/19^^^- 10/31/19	$19.28	3.99	%(b)	$166	0.96	%(c)	0.96	%(c)	(0.65	)%(c)	(0.64	)%(c)	20.01	%(b)
First Eagle Gold Fund Class R6
Six Months Ended April 30, 2020 (unaudited)	$23.50	22.22	%(b)	$157,170	0.87	%(c)	0.87	%(c)	(0.02	)%(c)	(0.01	)%(c)	2.67	%(b)
October 31, 2019	$19.26	43.09%		$163,259	0.89%		0.89%		0.03%		0.03%		20.01%
October 31, 2018	$13.46	(20.40)%		$74,414	0.91%		0.91%		(0.14)%		(0.14)%		9.43%
For The Period 3/01/17^^^^- 10/31/17	$16.91	(3.92	)%(b)	$15,650	0.90	%(c)	0.91	%(c)	(0.51	)%(c)	(0.51	)%(c)	7.90	%(b)

First Eagle Funds | Semiannual Report | April 30, 2020

First Eagle Funds

Financial Highlights

	Per share operating performance*
		Investment operations			Less dividends and distributions
Selected per share data for the period ended:	Net assets value, beginning of period	Net investment income/ loss	Net realized and unrealized gains (losses) on investments	Total investment operations	From net investment income	From capital gains	Return of capital	Total distributions
First Eagle Global Income Builder Fund Class A
Six Months Ended April 30, 2020 (unaudited)	$12.15	0.11	(1.00)	(0.89)	(0.11)	(0.04)	—	(0.15)
October 31, 2019	$11.45	0.25	0.70	0.95	(0.25)	—	—	(0.25)
October 31, 2018	$12.05	0.25	(0.56)	(0.31)	(0.23)	—	(0.06)	(0.29)
October 31, 2017	$10.99	0.28	1.07	1.35	(0.29)	—	—	(0.29)
October 31, 2016	$10.73	0.34	0.27	0.61	(0.35)	—	—	(0.35)
October 31, 2015	$11.41	0.35	(0.51)	(0.16)	(0.37)	(0.15)	—	(0.52)
First Eagle Global Income Builder Fund Class C
Six Months Ended April 30, 2020 (unaudited)	$12.11	0.06	(0.99)	(0.93)	(0.06)	(0.04)	—	(0.10)
October 31, 2019	$11.42	0.16	0.69	0.85	(0.16)	—	—	(0.16)
October 31, 2018	$12.02	0.16	(0.56)	(0.40)	(0.14)	—	(0.06)	(0.20)
October 31, 2017	$10.96	0.19	1.07	1.26	(0.20)	—	—	(0.20)
October 31, 2016	$10.71	0.25	0.26	0.51	(0.26)	—	—	(0.26)
October 31, 2015	$11.38	0.26	(0.50)	(0.24)	(0.28)	(0.15)	—	(0.43)
First Eagle Global Income Builder Fund Class I
Six Months Ended April 30, 2020 (unaudited)	$12.12	0.12	(0.98)	(0.86)	(0.13)	(0.04)	—	(0.17)
October 31, 2019	$11.43	0.28	0.69	0.97	(0.28)	—	—	(0.28)
October 31, 2018	$12.02	0.28	(0.55)	(0.27)	(0.26)	—	(0.06)	(0.32)
October 31, 2017	$10.96	0.31	1.07	1.38	(0.32)	—	—	(0.32)
October 31, 2016	$10.71	0.36	0.26	0.62	(0.37)	—	—	(0.37)
October 31, 2015	$11.39	0.38	(0.52)	(0.14)	(0.39)	(0.15)	—	(0.54)
First Eagle Global Income Builder Fund Class R3
Six Months Ended April 30, 2020 (unaudited)	$12.12	0.09	(0.98)	(0.89)	(0.10)	(0.04)	—	(0.14)
For The Year Ended October 31, 2019	$11.43	0.23	0.69	0.92	(0.23)	—	—	(0.23)
For The Period 5/01/18^- 10/31/18	$11.92	0.13	(0.49)	(0.36)	(0.10)	—	(0.03)	(0.13)

First Eagle Funds | Semiannual Report | April 30, 2020

					Ratios/Supplemental data
					Ratios to Average Net Assets of:
Selected per share data for the period ended:	Net assets value, end of period	Total return(a)		Net assets, end of period (thousands)	Operating expenses excluding earnings credits and/or fee waivers		Operating expenses including earnings credits and/or fee waivers		Net investment income excluding earnings credits and/or fee waivers		Net investment income including earnings credits and/or fee waivers		Portfolio turnover rate
First Eagle Global Income Builder Fund Class A
Six Months Ended April 30, 2020 (unaudited)	$11.11	(7.41	)%(b)	$358,142	1.18	%(c)	1.18	%(c)	1.81	%(c)	1.81	%(c)	18.21	%(b)
October 31, 2019	$12.15	8.40%		$392,942	1.18%		1.18%		2.10%		2.10%		25.54%
October 31, 2018	$11.45	(2.64)%		$319,003	1.18%		1.18%		2.11%		2.11%		22.15%
October 31, 2017	$12.05	12.39%		$339,792	1.19%		1.19%		2.43%		2.43%		23.18%
October 31, 2016	$10.99	5.76%		$361,605	1.18%		1.18%		3.16%		3.16%		29.76%
October 31, 2015	$10.73	(1.39)%		$410,153	1.19%		1.19%		3.16%		3.16%		29.68%
First Eagle Global Income Builder Fund Class C
Six Months Ended April 30, 2020 (unaudited)	$11.08	(7.73	)%(b)	$234,636	1.95	%(c)	1.95	%(c)	1.04	%(c)	1.04	%(c)	18.21	%(b)
October 31, 2019	$12.11	7.53%		$289,037	1.94%		1.94%		1.36%		1.36%		25.54%
October 31, 2018	$11.42	(3.38)%		$297,716	1.93%		1.93%		1.35%		1.35%		22.15%
October 31, 2017	$12.02	11.58%		$334,473	1.94%		1.94%		1.69%		1.69%		23.18%
October 31, 2016	$10.96	4.87%		$344,660	1.94%		1.94%		2.40%		2.40%		29.76%
October 31, 2015	$10.71	(2.07)%		$382,467	1.96%		1.96%		2.41%		2.41%		29.68%
First Eagle Global Income Builder Fund Class I
Six Months Ended April 30, 2020 (unaudited)	$11.09	(7.23	)%(b)	$664,320	0.94	%(c)	0.94	%(c)	2.04	%(c)	2.05	%(c)	18.21	%(b)
October 31, 2019	$12.12	8.60%		$793,440	0.93%		0.93%		2.36%		2.36%		25.54%
October 31, 2018	$11.43	(2.31)%		$742,408	0.92%		0.92%		2.38%		2.38%		22.15%
October 31, 2017	$12.02	12.71%		$717,643	0.93%		0.93%		2.68%		2.68%		23.18%
October 31, 2016	$10.96	5.93%		$509,250	0.92%		0.92%		3.39%		3.39%		29.76%
October 31, 2015	$10.71	(1.14)%		$470,802	0.94%		0.94%		3.41%		3.41%		29.68%
First Eagle Global Income Builder Fund Class R3
Six Months Ended April 30, 2020 (unaudited)	$11.09	(7.45	)%(b)	$49	1.42	%(c)	1.42	%(c)	1.59	%(c)	1.59	%(c)	18.21	%(b)
For The Year Ended October 31, 2019	$12.12	8.12%		$52	1.37%		1.37%		1.92%		1.92%		25.54%
For The Period 5/01/18^- 10/31/18	$11.43	(3.02	)%(b)	$48	1.27	%(c)	1.27	%(c)	2.23	%(c)	2.23	%[3],(c)	22.15	%(b)
First Eagle Funds | Semiannual Report | April 30, 2020

First Eagle Funds

Financial Highlights

	Per share operating performance*
		Investment operations			Less dividends and distributions
Selected per share data for the period ended:	Net assets value, beginning of period	Net investment income/ loss	Net realized and unrealized gains (losses) on investments	Total investment operations	From net investment income	From capital gains	Return of capital	Total distributions
First Eagle Global Income Builder Fund Class R4
Six Months Ended April 30, 2020 (unaudited)	$12.11	0.11	(0.99)	(0.88)	(0.11)	(0.04)	—	(0.15)
For The Period 7/29/19^^^- 10/31/19	$12.08	0.04	0.03	0.07	(0.04)	—	—	(0.04)
First Eagle Global Income Builder Fund Class R5
Six Months Ended April 30, 2020 (unaudited)	$12.11	0.12	(0.99)	(0.87)	(0.12)	(0.04)	—	(0.16)
For The Period 7/29/19^^^- 10/31/19	$12.08	0.04	0.03	0.07	(0.04)	—	—	(0.04)
First Eagle Global Income Builder Fund Class R6
Six Months Ended April 30, 2020 (unaudited)	$12.11	0.12	(0.98)	(0.86)	(0.13)	(0.04)	—	(0.17)
October 31, 2019	$11.42	0.27	0.70	0.97	(0.28)	—	—	(0.28)
October 31, 2018	$12.01	0.28	(0.54)	(0.26)	(0.27)	—	(0.06)	(0.33)
For The Period 3/01/17^^^^- 10/31/17	$11.37	0.20	0.67	0.87	(0.23)	—	—	(0.23)
First Eagle High Income Fund Class A (formerly named First Eagle High Yield Fund)
Six Months Ended April 30, 2020 (unaudited)	$8.71	0.19	(0.75)	(0.56)	(0.19)	—	—	(0.19)
October 31, 2019	$8.81	0.41	(0.11)	0.30	(0.40)	—	—	(0.40)
October 31, 2018	$9.03	0.47	(0.24)	0.23	(0.45)	—	—	(0.45)
October 31, 2017	$8.99	0.46	0.04	0.50	(0.45)	—	(0.01)	(0.46)
October 31, 2016	$8.90	0.55	0.12	0.67	(0.54)	—	(0.04)	(0.58)
October 31, 2015	$9.96	0.55	(0.96)	(0.41)	(0.56)	(0.09)	—	(0.65)

First Eagle Funds | Semiannual Report | April 30, 2020

					Ratios/Supplemental data
					Ratios to Average Net Assets of:
Selected per share data for the period ended:	Net assets value, end of period	Total return(a)		Net assets, end of period (thousands)	Operating expenses excluding earnings credits and/or fee waivers		Operating expenses including earnings credits and/or fee waivers		Net investment income excluding earnings credits and/or fee waivers		Net investment income including earnings credits and/or fee waivers		Portfolio turnover rate
First Eagle Global Income Builder Fund Class R4
Six Months Ended April 30, 2020 (unaudited)	$11.08	(7.34	)%(b)	$9	1.09	%(c)	1.09	%(c)	1.94	%(c)	1.94	%(c)	18.21	%(b)
For The Period 7/29/19^^^- 10/31/19	$12.11	0.59	%(b)	$10	1.49	%(c)	1.49	%(c)	1.34	%(c)	1.34	%(c)	25.54	%(b)
First Eagle Global Income Builder Fund Class R5
Six Months Ended April 30, 2020 (unaudited)	$11.08	(7.29	)%(b)	$9	0.98	%(c)	0.98	%(c)	2.05	%(c)	2.05	%(c)	18.21	%(b)
For The Period 7/29/19^^^- 10/31/19	$12.11	0.62	%(b)	$10	1.38	%(c)	1.38	%(c)	1.45	%(c)	1.45	%(c)	25.54	%(b)
First Eagle Global Income Builder Fund Class R6
Six Months Ended April 30, 2020 (unaudited)	$11.08	(7.25	)%(b)	$883	0.95	%(c)	0.95	%(c)	2.02	%(c)	2.02	%(c)	18.21	%(b)
October 31, 2019	$12.11	8.62%		$1,233	0.93%		0.93%		2.31%		2.31%		25.54%
October 31, 2018	$11.42	(2.27)%		$912	0.88%		0.88%		2.38%		2.38%[3]		22.15%
For The Period 3/01/17^^^^- 10/31/17	$12.01	7.68	%(b)	$965	0.89	%(c)	0.89	%(c)	2.55	%(c)	2.55	%(c)	23.18	%(b)
First Eagle High Income Fund Class A (formerly named First Eagle High Yield Fund)
Six Months Ended April 30, 2020 (unaudited)	$7.96	(6.57	)%(b)	$64,291	1.35	%(c)	1.25	%(c)	4.35	%(c)	4.45	%(c)	23.59	%(b)
October 31, 2019	$8.71	3.54%		$73,567	1.34%		1.24%		4.55%		4.65%		24.19%
October 31, 2018	$8.81	2.56%		$78,360	1.26%		1.19%		5.17%		5.24%		24.82%
October 31, 2017	$9.03	5.71%		$98,548	1.21%		1.16%		5.02%		5.07%		25.77%
October 31, 2016	$8.99	8.24%		$158,102	1.15%		1.20%		6.45%		6.40%		36.88%
October 31, 2015	$8.90	(4.24)%		$201,685	1.12%		1.16%		5.81%		5.77%		31.62%

First Eagle Funds | Semiannual Report | April 30, 2020

First Eagle Funds

Financial Highlights

	Per share operating performance*
		Investment operations			Less dividends and distributions
Selected per share data for the period ended:	Net assets value, beginning of period	Net investment income/ loss	Net realized and unrealized gains (losses) on investments	Total investment operations	From net investment income	From capital gains	Return of capital	Total distributions
First Eagle High Income Fund Class C (formerly named First Eagle High Yield Fund)
Six Months Ended April 30, 2020 (unaudited)	$8.70	0.16	(0.76)	(0.60)	(0.15)	—	—	(0.15)
October 31, 2019	$8.80	0.34	(0.10)	0.24	(0.34)	—	—	(0.34)
October 31, 2018	$9.02	0.40	(0.24)	0.16	(0.38)	—	—	(0.38)
October 31, 2017	$8.98	0.39	0.05	0.44	(0.39)	—	(0.01)	(0.40)
October 31, 2016	$8.89	0.49	0.12	0.61	(0.48)	—	(0.04)	(0.52)
October 31, 2015	$9.95	0.48	(0.96)	(0.48)	(0.49)	(0.09)	—	(0.58)
First Eagle High Income Fund Class I (formerly named First Eagle High Yield Fund)
Six Months Ended April 30, 2020 (unaudited)	$8.71	0.20	(0.75)	(0.55)	(0.20)	—	—	(0.20)
October 31, 2019	$8.81	0.43	(0.10)	0.33	(0.43)	—	—	(0.43)
October 31, 2018	$9.04	0.49	(0.25)	0.24	(0.47)	—	—	(0.47)
October 31, 2017	$8.99	0.49	0.05	0.54	(0.48)	—	(0.01)	(0.49)
October 31, 2016	$8.90	0.58	0.12	0.70	(0.57)	—	(0.04)	(0.61)
October 31, 2015	$9.96	0.58	(0.96)	(0.38)	(0.59)	(0.09)	—	(0.68)
First Eagle High Income Fund Class R3 (formerly named First Eagle High Yield Fund)
Six Months Ended April 30, 2020 (unaudited)	$8.72	0.18	(0.75)	(0.57)	(0.18)	—	—	(0.18)
For The Year Ended October 31, 2019	$8.82	0.40	(0.11)	0.29	(0.39)	—	—	(0.39)
For The Period 5/01/18^- 10/31/18	$8.91	0.23	(0.10)	0.13	(0.22)	—	—	(0.22)
First Eagle High Income Fund Class R4 (formerly named First Eagle High Yield Fund)
Six Months Ended April 30, 2020 (unaudited)	$8.72	0.18	(0.76)	(0.58)	(0.18)	—	—	(0.18)
For The Period 7/29/19^^^- 10/31/19	$8.78	0.08	(0.06)	0.02	(0.08)	—	—	(0.08)

First Eagle Funds | Semiannual Report | April 30, 2020

					Ratios/Supplemental data
					Ratios to Average Net Assets of:
Selected per share data for the period ended:	Net assets value, end of period	Total return(a)		Net assets, end of period (thousands)	Operating expenses excluding earnings credits and/or fee waivers		Operating expenses including earnings credits and/or fee waivers		Net investment income excluding earnings credits and/or fee waivers		Net investment income including earnings credits and/or fee waivers		Portfolio turnover rate
First Eagle High Income Fund Class C (formerly named First Eagle High Yield Fund)
Six Months Ended April 30, 2020 (unaudited)	$7.95	(6.93	)%(b)	$37,782	2.12	%(c)	2.02	%(c)	3.58	%(c)	3.69	%(c)	23.59	%(b)
October 31, 2019	$8.70	2.77%		$50,100	2.10%		2.00%		3.83%		3.93%		24.19%
October 31, 2018	$8.80	1.68%		$62,749	2.01%		1.94%		4.43%		4.50%		24.82%
October 31, 2017	$9.02	5.06%		$87,479	1.95%		1.90%		4.30%		4.35%		25.77%
October 31, 2016	$8.98	7.46%		$114,139	1.89%		1.94%		5.74%		5.69%		36.88%
October 31, 2015	$8.89	(4.96)%		$129,214	1.87%		1.91%		5.07%		5.03%		31.62%
First Eagle High Income Fund Class I (formerly named First Eagle High Yield Fund)
Six Months Ended April 30, 2020 (unaudited)	$7.96	(6.44	)%(b)	$108,435	1.06	%(c)	0.96	%(c)	4.61	%(c)	4.71	%(c)	23.59	%(b)
October 31, 2019	$8.71	3.84%		$144,532	1.05%		0.95%		4.86%		4.96%		24.19%
October 31, 2018	$8.81	2.74%		$184,351	0.97%		0.90%		5.46%		5.53%		24.82%
October 31, 2017	$9.04	6.15%		$278,660	0.91%		0.86%		5.33%		5.38%		25.77%
October 31, 2016	$8.99	8.54%		$315,023	0.86%		0.91%		6.83%		6.78%		36.88%
October 31, 2015	$8.90	(3.97)%		$472,930	0.83%		0.87%		6.10%		6.06%		31.62%
First Eagle High Income Fund Class R3 (formerly named First Eagle High Yield Fund)
Six Months Ended April 30, 2020 (unaudited)	$7.97	(6.63	)%(b)	$49	1.49	%(c)	1.39	%(c)	4.21	%(c)	4.31	%(c)	23.59	%(b)
For The Year Ended October 31, 2019	$8.72	3.44%		$52	1.44%		1.34%		4.44%		4.54%		24.19%
For The Period 5/01/18^- 10/31/18	$8.82	1.41	%(b)	$51	1.36	%(c)	1.27	%(c)	4.99	%(c)	5.08	%(c)	24.82	%(b)
First Eagle High Income Fund Class R4 (formerly named First Eagle High Yield Fund)
Six Months Ended April 30, 2020 (unaudited)	$7.96	(6.80	)%(b)	$9	1.56	%(c)	1.46	%(c)	4.12	%(c)	4.22	%(c)	23.59	%(b)
For The Period 7/29/19^^^- 10/31/19	$8.72	0.24	%(b)	$10	1.70	%(c)	1.59	%(c)	3.43	%(c)	3.54%		24.19	%(b)

First Eagle Funds | Semiannual Report | April 30, 2020

First Eagle Funds

Financial Highlights

	Per share operating performance*
		Investment operations			Less dividends and distributions
Selected per share data for the period ended:	Net assets value, beginning of period	Net investment income/ loss	Net realized and unrealized gains (losses) on investments	Total investment operations	From net investment income	From capital gains	Return of capital		Total distributions
First Eagle High Income Fund Class R5 (formerly named First Eagle High Yield Fund)
Six Months Ended April 30, 2020 (unaudited)	$8.71	0.19	(0.75)	(0.56)	(0.19)	—	—		(0.19)
For The Period 7/29/19^^^- 10/31/19	$8.78	0.08	(0.07)	0.01	(0.08)	—	—		(0.08)
First Eagle High Income Fund Class R6 (formerly named First Eagle High Yield Fund)
Six Months Ended April 30, 2020 (unaudited)	$8.71	0.20	(0.75)	(0.55)	(0.20)	—	—		(0.20)
October 31, 2019	$8.82	0.43	(0.11)	0.32	(0.43)	—	—		(0.43)
October 31, 2018	$9.04	0.49	(0.24)	0.25	(0.47)	—	—		(0.47)
For The Period 3/01/17^^^^- 10/31/17	$9.10	0.32	(0.05)	0.27	(0.33)	—	(0.00	)**	(0.33)
First Eagle Fund Of America Class A
Six Months Ended April 30, 2020 (unaudited)	$26.45	0.00 **	(2.96)	(2.96)	(0.01)	(0.23)	—		(0.24)
October 31, 2019	$30.53	0.03	1.50	1.53	—	(5.61)	—		(5.61)
October 31, 2018	$38.18	0.08	(4.15)	(4.07)	—	(3.58)	—		(3.58)
October 31, 2017	$32.93	(0.02)	7.41	7.39	(0.07)	(2.07)	—		(2.14)
October 31, 2016	$35.79	0.14	(1.99)	(1.85)	(0.01)	(1.00)	—		(1.01)
October 31, 2015	$38.58	0.05	(0.01)	0.04	(0.12)	(2.71)	—		(2.83)
First Eagle Fund Of America Class C
Six Months Ended April 30, 2020 (unaudited)	$19.37	(0.07)	(2.15)	(2.22)	—	(0.23)	—		(0.23)
October 31, 2019	$24.09	(0.12)	1.01	0.89	—	(5.61)	—		(5.61)
October 31, 2018	$31.08	(0.14)	(3.27)	(3.41)	—	(3.58)	—		(3.58)
October 31, 2017	$27.32	(0.23)	6.06	5.83	—	(2.07)	—		(2.07)
October 31, 2016	$30.07	(0.10)	(1.65)	(1.75)	—	(1.00)	—		(1.00)
October 31, 2015	$32.98	(0.20)	(0.00)**	(0.20)	—	(2.71)	—		(2.71)

First Eagle Funds | Semiannual Report | April 30, 2020

					Ratios/Supplemental data
					Ratios to Average Net Assets of:
Selected per share data for the period ended:	Net assets value, end of period	Total return(a)		Net assets, end of period (thousands)	Operating expenses excluding earnings credits and/or fee waivers		Operating expenses including earnings credits and/or fee waivers		Net investment income excluding earnings credits and/or fee waivers		Net investment income including earnings credits and/or fee waivers		Portfolio turnover rate
First Eagle High Income Fund Class R5 (formerly named First Eagle High Yield Fund)
Six Months Ended April 30, 2020 (unaudited)	$7.96	(6.50	)%(b)	$9	1.16	%(c)	1.06	%(c)	4.52	%(c)	4.63	%(c)	23.59	%(b)
For The Period 7/29/19^^^- 10/31/19	$8.71	0.11	%(b)	$10	1.59	%(c)	1.48	%(c)	3.54	%(c)	3.65%		24.19	%(b)
First Eagle High Income Fund Class R6 (formerly named First Eagle High Yield Fund)
Six Months Ended April 30, 2020 (unaudited)	$7.96	(6.42	)%(b)	$404	1.00	%(c)	0.90	%(c)	4.60	%(c)	4.71	%(c)	23.59	%(b)
October 31, 2019	$8.71	3.75%		$1,907	1.02%		0.92%		4.78%		4.89%		24.19%
October 31, 2018	$8.82	2.80%		$401	1.01%		0.93%		5.36%		5.44%		24.82%
For The Period 3/01/17^^^^- 10/31/17	$9.04	2.99	%(b)	$114	0.92	%(c)	0.87	%(c)	5.29	%(c)	5.34	%(c)	25.77	%(b)
First Eagle Fund Of America Class A
Six Months Ended April 30, 2020 (unaudited)	$23.25	(11.31	)%(b)	$206,471	1.41	%(c)	1.36	%(c)	(0.06	)%(c)	(0.01	)%(c)	18.90	%(b)
October 31, 2019	$26.45	7.58%		$273,446	1.38%		1.37%		0.11%		0.13%		26.42%
October 31, 2018	$30.53	(11.84)%		$388,961	1.32%		1.32%		0.23%		0.23%		60.29%
October 31, 2017	$38.18	23.56%		$622,389	1.31%		1.31%		(0.07)%		(0.07)%		57.02%
October 31, 2016	$32.93	(5.30	)%(d)	$865,109	1.32%		1.32%		0.43%		0.43%		55.06%
October 31, 2015	$35.79	0.19%		$1,331,912	1.35%		1.35%		0.12%		0.12%		32.23%
First Eagle Fund Of America Class C
Six Months Ended April 30, 2020 (unaudited)	$16.92	(11.63	)%(b)	$79,392	2.16	%(c)	2.11	%(c)	(0.81	)%(c)	(0.76	)%(c)	18.90	%(b)
October 31, 2019	$19.37	6.77%		$115,146	2.12%		2.10%		(0.61)%		(0.60)%		26.42%
October 31, 2018	$24.09	(12.48)%		$244,240	2.06%		2.06%		(0.51)%		(0.51)%		60.29%
October 31, 2017	$31.08	22.61%		$401,699	2.06%		2.06%		(0.81)%		(0.81)%		57.02%
October 31, 2016	$27.32	(5.99	)%(d)	$509,568	2.08%		2.08%		(0.35)%		(0.35)%		55.06%
October 31, 2015	$30.07	(0.55)%		$742,365	2.10%		2.10%		(0.63)%		(0.63)%		32.23%

First Eagle Funds | Semiannual Report | April 30, 2020

First Eagle Funds

Financial Highlights

	Per share operating performance*
		Investment operations			Less dividends and distributions
Selected per share data for the period ended:	Net assets value, beginning of period	Net investment income/ loss	Net realized and unrealized gains (losses) on investments	Total investment operations	From net investment income	From capital gains	Return of capital	Total distributions
First Eagle Fund Of America Class I
Six Months Ended April 30, 2020 (unaudited)	$27.54	0.04	(3.06)	(3.02)	(0.12)	(0.23)	—	(0.35)
October 31, 2019	$31.46	0.13	1.56	1.69	—	(5.61)	—	(5.61)
October 31, 2018	$39.15	0.21	(4.30)	(4.09)	(0.02)	(3.58)	—	(3.60)
October 31, 2017	$33.72	0.08	7.59	7.67	(0.17)	(2.07)	—	(2.24)
October 31, 2016	$36.62	0.24	(2.04)	(1.80)	(0.10)	(1.00)	—	(1.10)
October 31, 2015	$39.39	0.16	(0.00)**	0.16	(0.22)	(2.71)	—	(2.93)
First Eagle Fund Of America Class R3
Six Months Ended April 30, 2020 (unaudited)	$27.37	(0.02)	(3.06)	(3.08)	(0.01)	(0.23)	—	(0.24)
For The Year Ended October 31, 2019	$31.40	0.02	1.56	1.58	—	(5.61)	—	(5.61)
For The Period 5/01/18^- 10/31/18	$35.19	0.14	(3.93)	(3.79)	—	—	—	—
First Eagle Fund Of America Class R4
Six Months Ended April 30, 2020 (unaudited)	$27.52	0.02	(3.08)	(3.06)	(0.08)	(0.23)	—	(0.31)
For The Period 7/29/19^^^- 10/31/19	$28.16	(0.02)	(0.62)	(0.64)	—	—	—	—
First Eagle Fund Of America Class R5
Six Months Ended April 30, 2020 (unaudited)	$27.53	0.03	(3.08)	(3.05)	(0.09)	(0.23)	—	(0.32)
For The Period 7/29/19^^^- 10/31/19	$28.16	(0.01)	(0.62)	(0.63)	—	—	—	—

First Eagle Funds | Semiannual Report | April 30, 2020

					Ratios/Supplemental data
					Ratios to Average Net Assets of:
Selected per share data for the period ended:	Net assets value, end of period	Total return(a)		Net assets, end of period (thousands)	Operating expenses excluding earnings credits and/or fee waivers		Operating expenses including earnings credits and/or fee waivers		Net investment income excluding earnings credits and/or fee waivers		Net investment income including earnings credits and/or fee waivers		Portfolio turnover rate
First Eagle Fund Of America Class I
Six Months Ended April 30, 2020 (unaudited)	$24.17	(11.16	)%(b)	$294,137	1.07	%(c)	1.02	%(c)	0.28	%(c)	0.33	%(c)	18.90	%(b)
October 31, 2019	$27.54	7.88%		$384,510	1.05%		1.03%		0.45%		0.46%		26.42%
October 31, 2018	$31.46	(11.53)%		$612,845	1.02%		1.02%		0.58%		0.58%		60.29%
October 31, 2017	$39.15	23.91%		$829,414	1.01%		1.01%		0.22%		0.22%		57.02%
October 31, 2016	$33.72	(5.01	)%(d)	$808,426	1.03%		1.03%		0.71%		0.71%		55.06%
October 31, 2015	$36.62	0.48%		$1,167,750	1.05%		1.05%		0.41%		0.41%		32.23%
First Eagle Fund Of America Class R3
Six Months Ended April 30, 2020 (unaudited)	$24.05	(11.36	)%(b)	$43	1.52	%(c)	1.47	%(c)	(0.17	)%(c)	(0.12	)%(c)	18.90	%(b)
For The Year Ended October 31, 2019	$27.37	7.48%		$48	1.44%		1.42%		0.04%		0.06%		26.42%
For The Period 5/01/18^- 10/31/18	$31.40	(10.74	)%(b)	$45	1.38	%(c)	1.38	%(c)	0.79	%(c)	0.79	%(c)	60.29	%(b)
First Eagle Fund Of America Class R4
Six Months Ended April 30, 2020 (unaudited)	$24.15	(11.27	)%(b)	$9	1.28	%(c)	1.24	%(c)	0.08	%(c)	0.12	%(c)	18.90	%(b)
For The Period 7/29/19^^^- 10/31/19	$27.52	(2.27	)%(b)	$10	1.66	%(c)	1.62	%(c)	(0.25	)%(c)	(0.22	)%(c)	26.42	%(b)
First Eagle Fund Of America Class R5
Six Months Ended April 30, 2020 (unaudited)	$24.16	(11.24	)%(b)	$9	1.18	%(c)	1.14	%(c)	0.18	%(c)	0.22	%(c)	18.90	%(b)
For The Period 7/29/19^^^- 10/31/19	$27.53	(2.24	)%(b)	$10	1.55	%(c)	1.51	%(c)	(0.14	)%(c)	(0.10	)%(c)	26.42	%(b)

First Eagle Funds | Semiannual Report | April 30, 2020

First Eagle Funds

Financial Highlights

	Per share operating performance*
		Investment operations				Less dividends and distributions
Selected per share data for the period ended:	Net assets value, beginning of period	Net investment income/ loss		Net realized and unrealized gains (losses) on investments	Total investment operations	From net investment income	From capital gains	Return of capital	Total distributions
First Eagle Fund Of America Class R6
Six Months Ended April 30, 2020 (unaudited)	$27.57	0.05		(3.08)	(3.03)	(0.12)	(0.23)	—	(0.35)
October 31, 2019	$31.46	0.09		1.63	1.72	—	(5.61)	—	(5.61)
October 31, 2018	$39.15	0.65		(4.73)	(4.08)	(0.03)	(3.58)	—	(3.61)
For The Period 3/01/17^^^^- 10/31/17	$35.44	0.02		3.69	3.71	—	—	—	—
First Eagle Fund Of America Class Y
Six Months Ended April 30, 2020 (unaudited)	$27.30	0.00	**	(3.06)	(3.06)	(0.03)	(0.23)	—	(0.26)
October 31, 2019	$31.31	0.04		1.56	1.60	—	(5.61)	—	(5.61)
October 31, 2018	$39.07	0.09		(4.27)	(4.18)	—	(3.58)	—	(3.58)
October 31, 2017	$33.67	(0.03)		7.58	7.55	(0.08)	(2.07)	—	(2.15)
October 31, 2016	$36.56	0.14		(2.03)	(1.89)	(0.00)**	(1.00)	—	(1.00)
October 31, 2015	$39.35	0.05		(0.02)	0.03	(0.11)	(2.71)	—	(2.82)

^  Commenced investment operations on May 1, 2018.

^^  Commenced investment operations on January 17, 2018.

^^^  Commenced investment operations on July 29, 2019.

^^^^  Commenced investment operations on March 1, 2017.

^^^^^  Commenced investment operations on March 11, 2019.

*  Per share amounts have been calculated using the average shares method.

**  Amount represents less than $0.01 per share.

(a)  Does not take into account the sales charge of 5.00% for Class A shares for all Funds, except First Eagle High Income Fund, which has a sales charge of 4.50% and the CDSC (Contingent Deferred Sales Charge) of 1.00% for Class C shares. A contingent deferred sales charge of 1.00% may apply on redemptions of Class A shares made within 18 months following a purchase of $1,000,000 or more without an initial sales charge. With respect to the First Eagle Global Income Builder Fund and the First Eagle High Income Fund, a contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares made within 18 months following a purchase of $250,000 or more without an initial sales charge.

(b)  Not Annualized

(c)  Annualized

(d)  In 2016, the Fund received a voluntary reimbursement by the subadviser for a realized investment loss. By excluding this reimbursement, total returns would have been -5.30%, -6.02%, -5.01% and -5.31% for Class A, Class C, Class I and Class Y, respectively.

See Notes to Financial Statements.

First Eagle Funds | Semiannual Report | April 30, 2020

					Ratios/Supplemental data
					Ratios to Average Net Assets of:
Selected per share data for the period ended:	Net assets value, end of period	Total return(a)		Net assets, end of period (thousands)	Operating expenses excluding earnings credits and/or fee waivers		Operating expenses including earnings credits and/or fee waivers		Net investment income excluding earnings credits and/or fee waivers		Net investment income including earnings credits and/or fee waivers		Portfolio turnover rate
First Eagle Fund Of America Class R6
Six Months Ended April 30, 2020 (unaudited)	$24.19	(11.16	)%(b)	$1,744	1.04	%(c)	0.99	%(c)	0.31	%(c)	0.36	%(c)	18.90	%(b)
October 31, 2019	$27.57	8.00%		$2,656	1.00%		0.99%		0.32%		0.32%		26.42%
October 31, 2018	$31.46	(11.53)%		$4,362	0.98%		0.98%		1.85%		1.86%		60.29%
For The Period 3/01/17^^^^- 10/31/17	$39.15	10.47	%(b)	$397	1.00	%(c)	1.00	%(c)	0.09	%(c)	0.09	%(c)	57.02	%(b)
First Eagle Fund Of America Class Y
Six Months Ended April 30, 2020 (unaudited)	$23.98	(11.33	)%(b)	$121,409	1.40	%(c)	1.35	%(c)	(0.08	)%(c)	(0.03	)%(c)	18.90	%(b)
October 31, 2019	$27.30	7.62%		$247,674	1.35%		1.33%		0.13%		0.15%		26.42%
October 31, 2018	$31.31	(11.85)%		$280,977	1.33%		1.33%		0.26%		0.26%		60.29%
October 31, 2017	$39.07	23.54%		$397,293	1.31%		1.31%		(0.09)%		(0.09)%		57.02%
October 31, 2016	$33.67	(5.28	)%(d)	$385,995	1.33%		1.33%		0.40%		0.40%		55.06%
October 31, 2015	$36.56	0.18%		$495,822	1.36%		1.36%		0.12%		0.12%		32.23%

First Eagle Funds | Semiannual Report | April 30, 2020

Notes to Financial Statements

Note 1 — Significant Accounting Policies

First Eagle Funds (the "Trust"), is an open-end management investment company registered under the Investment Company Act of 1940, as amended ("1940 Act"). The Trust consists of seven separate portfolios, First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund, First Eagle Global Income Builder Fund, First Eagle High Income Fund (formerly named First Eagle High Yield Fund) and First Eagle Fund of America (each individually a "Fund" or collectively the "Funds"). All the Funds are diversified mutual funds except for First Eagle Gold Fund and First Eagle Fund of America, which are non-diversified. The Trust is a Delaware statutory trust. The First Eagle Global Fund seeks long-term growth of capital by investing in a range of asset classes from markets in the United States and throughout the world. The First Eagle Overseas Fund seeks long-term growth of capital by investing primarily in equities issued by non-U.S. corporations. The First Eagle U.S. Value Fund seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in domestic equity and debt securities. The First Eagle Gold Fund seeks to provide investors the opportunity to participate in the investment characteristics of gold (and to a limited extent other precious metals) for a portion of their overall investment portfolio. The First Eagle Global Income Builder Fund seeks current income generation and long-term growth of capital. The First Eagle High Income Fund seeks to provide investors with a high level of current income. The First Eagle Fund of America seeks capital appreciation by investing primarily in domestic stocks and, to a lesser extent, in debt and foreign equity securities.

The Funds offer seven share classes, Class A shares, Class C shares, Class I shares, Class R3 shares, Class R4 shares, Class R5 shares and Class R6 shares. Additionally, First Eagle Fund of America also offers Class Y shares.

Class Y shares on First Eagle Fund of America are closed to new investors, subject to certain limited exceptions. Additional information can be found in the Fund's prospectus.

First Eagle Investment Management, LLC (the "Adviser"), a subsidiary of First Eagle Holdings, Inc. ("First Eagle Holdings"), manages the Funds. A controlling interest in First Eagle Holdings is owned by BCP CC Holdings L.P., a Delaware limited partnership ("BCP CC Holdings"). BCP CC Holdings GP L.L.C., a Delaware limited liability company ("BCP CC Holdings GP"), is the general partner of BCP CC Holdings and has two managing members, Blackstone Capital Partners VI L.P. ("BCP VI") and Corsair IV Financial Services Capital Partners L.P. ("Corsair IV"). BCP VI and Corsair IV are indirectly controlled by The Blackstone Group, Inc. ("Blackstone") and Corsair Capital LLC ("Corsair"), respectively. Investment vehicles indirectly controlled by Blackstone and Corsair and certain co-investors own a majority economic interest in First Eagle Holdings and the Adviser through BCP CC Holdings.

The following is a summary of significant accounting policies that are adhered to by the Funds. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles ("GAAP").

First Eagle Funds | Semiannual Report | April 30, 2020

Notes to Financial Statements

a)  Investments in Subsidiaries — The First Eagle Global Fund (the "Global Fund"), First Eagle Overseas Fund (the "Overseas Fund"), First Eagle U.S. Value Fund (the "U.S. Value Fund"), and First Eagle Gold Fund (the "Gold Fund") may invest in certain precious metals through their investment in the First Eagle Global Cayman Fund, Ltd., First Eagle Overseas Cayman Fund, Ltd., First Eagle U.S. Value Cayman Fund, Ltd., and First Eagle Gold Cayman Fund, Ltd., respectively, each a wholly owned subsidiary (each referred to herein as a "Subsidiary" or collectively "the Subsidiaries"). Each Fund may invest up to 25% of its total assets in shares of its respective Subsidiary. Each Subsidiary has the ability to invest in commodities and securities consistent with the investment objective of its respective Fund. Substantially all of each Subsidiary's assets represent physical gold bullion, and First Eagle Gold Cayman Fund, Ltd. also holds physical silver. Trading in bullion directly by the Funds presents the risk of tax consequences (e.g., a change in the Funds' tax status subjecting the Funds to be taxed at the Fund level on all of their income if the Funds' "non-qualifying income" exceeds 10% of the Funds' gross income in any taxable year). Trading in bullion by the Subsidiaries generally does not present the same tax risks.

The First Eagle Global Cayman Fund, Ltd., established on October 18, 2013, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the First Eagle Global Fund and the First Eagle Global Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of April 30, 2020, the First Eagle Global Cayman Fund, Ltd. has $ 4,692,826,357 in net assets, representing 11.36% of the Global Fund's net assets.

The First Eagle Overseas Cayman Fund, Ltd., established on October 18, 2013, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the First Eagle Overseas Fund and the First Eagle Overseas Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of April 30, 2020, the First Eagle Overseas Cayman Fund, Ltd. has $1,096,685,761 in net assets, representing 9.20% of the Overseas Fund's net assets.

The First Eagle U.S. Value Cayman Fund, Ltd., established on January 24, 2012, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the First Eagle U.S. Value Fund and the First Eagle U.S. Value Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of April 30, 2020, the First Eagle U.S. Value Cayman Fund, Ltd. has $164,167,485 in net assets, representing 13.60% of the U.S. Value Fund's net assets.

The First Eagle Gold Cayman Fund, Ltd., established on May 28, 2010, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the First Eagle Gold Fund and the First Eagle Gold Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of April 30, 2020, the First Eagle Gold Cayman Fund, Ltd. has $291,464,334 in net assets, representing 17.76% of the Gold Fund's net assets.

First Eagle Funds | Semiannual Report | April 30, 2020

Notes to Financial Statements

b)  Investment Valuation — Each Fund computes its net asset value once daily as of the close of trading on each day the New York Stock Exchange ("NYSE") is open for trading. The net asset value per share is computed by dividing the total current value of the assets of a Fund, less its liabilities, by the total number of shares outstanding at the time of such computation.

A portfolio security (including an option), other than a bond, which is traded on a U.S. national securities exchange or a securities exchange abroad is generally valued at the price of the official close (last quoted sales price if an official closing price is not available) as of the local market close on the primary exchange. If there are no round lot sales on such date, such security will be valued at the mean between the closing bid and asked prices (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively). Securities, other than bonds, traded in the over-the-counter market are valued at the mean between the last bid and asked prices prior to the time of valuation (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively), except if such unlisted security is traded on the NASDAQ in which case it is valued at the NASDAQ Official Closing Price. Such prices are provided by approved pricing vendors or other independent pricing sources.

All bonds, whether listed on an exchange or traded in the over-counter-market for which market quotations are readily available are generally priced at the evaluated bid price provided by an approved pricing service as of the close of the NYSE (normally 4:00 p.m. Eastern Time), or dealers in the over-the-counter markets in the United States or abroad. Pricing services and broker-dealers use multiple valuation techniques to determine value. In instances where sufficient market activity exists, dealers or pricing services utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. The Adviser's Valuation Committee, at least annually, will review the pricing service's inputs, methods, models and assumptions for its evaluated prices. Short-term debt maturing in 60 days or less is valued at evaluated bid prices.

Commodities (such as physical metals) are valued at a calculated evaluated mean price, as provided by an independent price source as of the close of the NYSE.

Forward foreign currency exchange contracts are valued at the current cost of covering or offsetting such contracts, by reference to forward currency rates at the time the NYSE closes, as provided by an independent pricing source.

The spot exchange rates, as provided by an independent price source as of the close of the NYSE are used to convert foreign security prices into U.S. dollars.

First Eagle Funds | Semiannual Report | April 30, 2020

Notes to Financial Statements

Any security that is listed or traded on more than one exchange (or traded in multiple markets) is valued at the official close on the primary exchange or market on which they are traded. In the absence of such a quotation, a security may be valued at the last quoted sales price on the most active exchange or market as determined by the independent pricing agent. The Funds use pricing services to identify the market prices of publicly traded securities in their portfolios. When market prices are determined to be "stale" as a result of limited market activity for a particular holding or have been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded but before the Fund's NAV is calculated, or in other circumstances when market prices are unavailable, such as for private placements, or determined to be unreliable for a particular holding, such holdings may be "fair valued" in accordance with procedures approved by the Board of Trustees ("Board"). The values assigned to a Fund's holdings therefore may differ on occasion from reported market values.

Additionally, trading of foreign equity securities on most foreign markets is completed before the close in trading in the U.S. markets. The Funds have implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. The fair value pricing utilizes factors provided by an independent pricing service. The values assigned to a Fund's holdings therefore may differ on occasion from reported market values, especially during periods of higher market price volatility. The Board and the Adviser believe relying on the procedures as just described will result in prices that are more reflective of the actual market value of portfolio securities held by the Funds than relying solely on reported market values.

The Funds adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in GAAP and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities.

The Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs or assumptions to valuation techniques used to measure fair value. These inputs are used in determining the value of the Funds' investments and are summarized in the following fair value hierarchy:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Other significant unobservable inputs (including the Fund's own assumption in determining the fair value of investments).

The significant unobservable inputs that may be used in determining valuations for investments identified within Level 3 are market comparables and the enterprise value of a company. Indications of value and quotations may be observable at any given time, but are currently

First Eagle Funds | Semiannual Report | April 30, 2020

Notes to Financial Statements

treated by the Funds as unobservable. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement.

Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for marketability, probability of insolvency and probability of default may decrease (increase) the fair value measurement.

Fair valuation of securities, other financial investments or other assets (collectively, "securities") held by the Funds shall be determined in good faith under the supervision and responsibility of the Board. The Board has created a Board Valuation and Liquidity Committee (the "Committee") to oversee the execution of the valuation and liquidity procedures for the Funds.

The following is a summary of the Funds' inputs used to value the Funds' investments as of April 30, 2020:

First Eagle Global Fund

Description	Level 1	Level 2	Level 3‡		Total
Assets:†
Common Stocks	$18,300,340,275	$13,468,326,021 (a)	$—		$31,768,666,296
Corporate Bond	—	—	5,508,002	(b)	5,508,002
Commodity*	—	5,207,551,127	—		5,207,551,127
Foreign Government Securities	—	790,540,790	—		790,540,790
Short-Term Investments	80,177	3,325,834,686	—		3,325,914,863
Forward Foreign Currency Exchange Contracts**	—	12,077,653	—		12,077,653
Total	$18,300,420,452	$22,804,330,277	$5,508,002		$41,110,258,731
Liabilities:
Forward Foreign Currency Exchange Contracts**	$—	$(4,633,877)	$—		$(4,633,877)
Total	$—	$(4,633,877)	$—		$(4,633,877)

(a)  The Funds have implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. See Note (b) for additional details.

(b)  These investments are valued by brokers and pricing services. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 1 (b).

†  See Consolidated Schedule of Investments for additional detailed categorizations.

‡  Value determined using significant unobservable inputs.

*  Represents gold bullion.

**  Forward Foreign Currency Exchange Contracts are valued at net unrealized appreciation (depreciation) on the investment.

First Eagle Funds | Semiannual Report | April 30, 2020

Notes to Financial Statements

Fair Value Level 3 activity for the six month period ended April 30, 2020 was as follows:

First Eagle Global Fund (continued)

	Corporate Bonds	Foreign Government Securities		Total Value
Beginning Balance — market value	$5,494,335	$—	^	$5,494,335
Purchases(1)	—	—		—
Sales(2)	—	—	^	— ^
Transfer In — Level 3	—	—		—
Transfer Out — Level 3	—	—		—
Accrued discounts/(premiums)	19,454	—		19,454
Realized Gains (Losses)	—	—		—
Change in Unrealized Appreciation (Depreciation)	(5,787)	—		(5,787)
Ending Balance — market value	$5,508,002	$—		$5,508,002
Change in unrealized gains or (losses) relating to assets still held at reporting date	$(5,787)	$—		$(5,787)

^  Fair value represents zero.

(1)  Purchases include all purchases of securities and securities received in corporate actions.

(2)  Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

First Eagle Funds | Semiannual Report | April 30, 2020

Notes to Financial Statements

First Eagle Overseas Fund

Description	Level 1	Level 2	Level 3‡	Total
Assets:†
Common Stocks	$1,716,129,015	$7,128,830,082 (a)	$7,837,948	$8,852,797,045
Commodity*	—	1,433,706,256	—	1,433,706,256
Foreign Government Securities	—	324,106,653	—	324,106,653
Short-Term Investments	84,280	1,217,238,348	—	1,217,322,628
Forward Foreign Currency Exchange Contracts**	—	4,949,632	—	4,949,632
Total	$1,716,213,295	$10,108,830,971	$7,837,948	$11,832,882,214
Liabilities:
Forward Foreign Currency Exchange Contracts**	$—	$(1,424,631)	$—	$(1,424,631)
Total	$—	$(1,424,631)	$—	$(1,424,631)

(a)  The Funds have implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. See Note (b) for additional details.

†  See Consolidated Schedule of Investments for additional detailed categorizations.

‡  Value determined using significant unobservable inputs.

*  Represents gold bullion.

**  Forward Foreign Currency Exchange Contracts are valued at net unrealized appreciation (depreciation) on the investment.

Fair Value Level 3 activity for the six month period ended April 30, 2020 was as follows:

Common Stocks
Beginning Balance — market value	$19,770,997
Purchases(1)	—
Sales(2)	—
Transfer In — Level 3	—
Transfer Out — Level 3	—
Accrued discounts/(premiums)	—
Realized Gains (Losses)	—
Change in Unrealized Appreciation (Depreciation)	(11,933,049)
Ending Balance — market value	$7,837,948
Change in unrealized gains or (losses) relating to assets still held at reporting date	$(11,933,049)

(1)  Purchases include all purchases of securities and securities received in corporate actions.

(2)  Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

First Eagle Funds | Semiannual Report | April 30, 2020

Notes to Financial Statements

First Eagle Overseas Fund (continued)

Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at April 30, 2020	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
		Market	Enterprise
Common Stocks	$7,837,948	Comparable Companies	Value Multiple	9.53	x (4.45x)
Total	$7,837,948

First Eagle U.S. Value Fund

Description	Level 1	Level 2		Level 3‡		Total
Assets:†
Common Stocks	$896,844,496	$5,523,908	(a)	$—		$902,368,404
Corporate Bonds	—	18,585,851		604,500	(b)	19,190,351
Commodity*	—	164,173,408		—		164,173,408
Master Limited Partnership	3,382,460	—		—		3,382,460
Short-Term Investments	15,545	116,040,037		—		116,055,582
Total	$900,242,501	$304,323,204		$604,500		$1,205,170,205

(a)  The Funds have implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. See Note (b) for additional details.

(b)  These investments are valued by brokers and pricing services. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 1 (b).

†  See Consolidated Schedule of Investments for additional detailed categorizations.

‡  Value determined using significant unobservable inputs.

*  Represents gold bullion.

First Eagle Funds | Semiannual Report | April 30, 2020

Notes to Financial Statements

Fair Value Level 3 activity for the six month period ended April 30, 2020 was as follows:

First Eagle U.S. Value Fund (continued)

Corporate Bonds
Beginning Balance — market value	$603,000
Purchases(1)	—
Sales(2)	—
Transfer In — Level 3	—
Transfer Out — Level 3	—
Accrued discounts/ (premiums)	2,233
Realized Gains (Losses)	—
Change in Unrealized Appreciation (Depreciation)	(733)
Ending Balance — market value	$604,500
Change in unrealized gains or (losses) relating to assets still held at reporting date	$(733)

(1)  Purchases include all purchases of securities and securities received in corporate actions.

(2)  Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

First Eagle Gold Fund

Description	Level 1	Level 2		Level 3	Total
Assets:†
Common Stocks	$1,063,062,923	$102,332,514	(a)	$—	$1,165,395,437
Commodities*	—	291,505,846		—	291,505,846
Rights	3,281,120	—		—	3,281,120
Short-Term Investments	22,293	172,079,218		—	172,101,511
Total	$1,066,366,336	$565,917,578		$—	$1,632,283,914

(a)  The Funds have implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. See Note (b) for additional details.

†  See Consolidated Schedule of Investments for additional detailed categorizations.

*  Represents gold bullion and silver bullion.

First Eagle Funds | Semiannual Report | April 30, 2020

Notes to Financial Statements

Fair Value Level 3 activity for the six month period ended April 30, 2020 was as follows:

First Eagle Gold Fund (continued)

Rights
Beginning Balance — market value	$2,027,354
Purchases(1)	—
Sales(2)	—
Transfer In — Level 3	—
Transfer Out — Level 3	(2,027,354)
Accrued discounts/(premiums)	—
Realized Gains (Losses)	—
Change in Unrealized Appreciation (Depreciation)	—
Ending Balance — market value	$—
Change in unrealized gains or (losses) relating to assets still held at reporting date	$—

(1)  Purchases include all purchases of securities and securities received in corporate actions.

(2)  Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

First Eagle Funds | Semiannual Report | April 30, 2020

Notes to Financial Statements

First Eagle Global Income Builder Fund

Description	Level 1	Level 2	Level 3‡		Total
Assets:†
Common Stocks	$306,331,548	$416,459,272 (a)	$—		$722,790,820
Corporate Bonds	—	225,854,260	—		225,854,260
Closed End Fund	—	8,119,340	—		8,119,340
Commodity*	—	100,492,887	—		100,492,887
Foreign Government Securities	—	11,871,681	—		11,871,681
Loan Assignments	—	9,177,932	3,331,337	(b)	12,509,269
Master Limited Partnership	3,561,783	—	—		3,561,783
Preferred Stocks	12,674,894	—	—		12,674,894
Short-Term Investments	4,140	54,557,221	—		54,561,361
U.S. Treasury Obligations	—	94,281,698	—		94,281,698
Forward Foreign Currency Exchange Contracts**	—	399,410	—		399,410
Total	$322,572,365	$921,213,701	$3,331,337		$1,247,117,403
Liabilities:
Written Options (Sold Short)	$(87,099)	$—	$—		$(87,099)
Forward Foreign Currency Exchange Contracts**	—	(89,062)	—		(89,062)
Total	$(87,099)	$(89,062)	$—		$(176,161)

(a)  The Funds have implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. See Note (b) for additional details.

(b)  These investments are valued by brokers and pricing services. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 1 (b).

†  See Schedule of Investments for additional detailed categorizations.

‡  Value determined using significant unobservable inputs.

*  Represents gold bullion.

**  Forward Foreign Currency Exchange Contracts are valued at net unrealized appreciation (depreciation) on the investment.

First Eagle Funds | Semiannual Report | April 30, 2020

Notes to Financial Statements

Fair Value Level 3 activity for the six month period ended April 30, 2020 was as follows:

First Eagle Global Income Builder Fund (continued)

	Loan Assignments
Beginning Balance — market value	$13,929,307
Purchases(1)	44,430
Sales(2)	(1,068,318)
Transfer In — Level 3	—
Transfer Out — Level 3	(9,138,999	)(a)
Accrued discounts/(premiums)	(85,570)
Realized Gains (Losses)	14,820
Change in Unrealized Appreciation (Depreciation)	(364,333)
Ending Balance — market value	$3,331,337
Change in unrealized gains or (losses) relating to assets still held at reporting date	$(364,333)

(a)  Transfers from Level 3 to Level 2 are due to an increase in market activity, e.g., frequency of trades, which resulted in an increase in available market inputs to determine the price.

(1)  Purchases include all purchases of securities and securities received in corporate actions.

(2)  Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

First Eagle High Income Fund (formerly named First Eagle High Yield Fund)

Description	Level 1	Level 2	Level 3‡		Total
Assets:†
Common Stock	$—	$—	$8,799,459		$8,799,459
Corporate Bonds	—	170,142,966	1,021,440	(a)	171,164,406
Loan Assignments	—	7,482,622	4,153,894	(a)	11,636,516
Short-Term Investments	2,398	16,225,205	—		16,227,603
Total	$2,398	$193,850,793	$13,974,793		$207,827,984

(a)  These investments are valued by brokers and pricing services. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 1 (b).

†  See Schedule of Investments for additional detailed categorizations.

‡  Value determined using significant unobservable inputs.

First Eagle Funds | Semiannual Report | April 30, 2020

Notes to Financial Statements

Fair Value Level 3 activity for the six month period ended April 30, 2020 was as follows:

First Eagle High Income Fund (formerly named First Eagle High Yield Fund) (continued)

	Common Stocks	Corporate Bonds	Loan Assignments		Total Value
Beginning Balance — market value	$8,853,633	$—	$10,406,958		$19,260,591
Purchases(1)	—	—	122,054		122,054
Sales(2)	—	—	(1,332,102)		(1,332,102)
Transfer In — Level 3	—	1,267,680 (a)	—		1,267,680
Transfer Out — Level 3	—	—	(4,433,852	)(b)	(4,433,852)
Accrued discounts/(premiums)	—	—	(165,118)		(165,118)
Realized Gains (Losses)	—	—	31,475		31,475
Change in Unrealized Appreciation (Depreciation)	(54,174)	(246,240)	(475,521)		(775,935)
Ending Balance — market value	$8,799,459	1,021,440	$4,153,894		$13,974,793
Change in unrealized gains or (losses) relating to assets still held at reporting date	$(54,174)	$(246,240)	$(475,521)		$(775,935)

(a)  Transfers from Level 2 to Level 3 are due to a decline in market activity, e.g., frequency of trades, which resulted in a lack of available market inputs to determine price.

(b)  Transfers from Level 3 to Level 2 are due to an increase in market activity, e.g., frequency of trades, which resulted in an increase in available market inputs to determine the price.

(1)  Purchases include all purchases of securities and securities received in corporate actions.

(2)  Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at April 30, 2020	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
Common Stocks	$8,799,459	Market Comparable	Indicative Broker Quotes (Mid) Enterprise	$32.50 - $33.00 ($32.75)
		Companies	Value Multiple	0.22x- 9.53x (4.45x)
Total	$8,799,459

First Eagle Funds | Semiannual Report | April 30, 2020

Notes to Financial Statements

First Eagle Fund of America

Description	Level 1	Level 2	Level 3	Total
Assets:†
Common Stocks	$676,161,641	$—	$—	$676,161,641
Short-Term Investments	54,959,365	—	—	54,959,365
Total	$731,121,006	$—	$—	$731,121,006
Liabilities:
Written Options (Sold Short)	$(16,585,152)	$—	$—	$(16,585,152)
Total	$(16,585,152)	$—	$—	$(16,585,152)

†  See Schedule of Investments for additional detailed categorizations.

c)  Investment Transactions and Income — Investment transactions are accounted for on a trade date basis. The specific identification method is used in determining realized gains and losses from investment transactions. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. In computing investment income, each Fund accretes discounts and amortizes premiums on debt obligations using the effective yield method. Investment income is allocated to each Fund's share class in proportion to its relative net assets. Payments received from certain investments held by the Funds may be comprised of dividends, capital gains and return of capital. The Funds originally estimate the expected classification of such payments. The amounts may subsequently be reclassified upon receipt of information from the issuer.

d)  Expenses — Expenses arising in connection with a Fund are charged directly to that Fund. Expenses common to all Funds may be allocated to each Fund in proportion to its relative net assets. Certain expenses are shared with the First Eagle Variable Funds, an affiliated fund group. Such costs are generally allocated using the ratio of the Fund's average daily net assets relative to the total average daily net assets of the First Eagle Variable Funds. Earnings credits may reduce shareholder servicing agent fees by the amount of interest earned on balances with such service provider.

e)  Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. The market values of securities which are not traded in U.S. currency are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rates at the end of the period. The costs of such securities are translated at exchange rates prevailing when acquired. Related interest, dividends and withholding taxes are accrued at the rates of exchange prevailing on the respective dates of such transactions.

  The net assets of each of the Funds are presented at the foreign exchange rates and market values at the close of the period. The Funds do not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the securities. Accordingly, such foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions
First Eagle Funds | Semiannual Report | April 30, 2020

Notes to Financial Statements

on the Statements of Operations. However, for federal income tax purposes each Fund does isolate the effect of changes in foreign exchange rates from the changes in market prices for realized gains and losses on debt obligations.

f)  Forward Foreign Currency Exchange Contracts — In connection with portfolio purchases and sales of securities denominated in foreign currencies, each Fund may enter into forward foreign currency exchange contracts. The First Eagle Global Fund, First Eagle Overseas Fund, First Eagle Global Income Builder Fund and First Eagle High Income Fund enter into forward foreign currency exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. The Funds' currency transactions include portfolio hedging on portfolio positions. Portfolio hedging is the use of a forward foreign currency exchange contract (or other cash management position) with respect to one or more portfolio security positions denominated or quoted in a particular currency. Currency exchange transactions involve currencies of different countries that the Funds invest in and serve as hedges against possible variations in the exchange rates between these currencies and the U.S. dollar. Each Fund may engage in portfolio hedging with respect to the currency of a particular country in amounts approximating actual or anticipated positions in securities denominated in that currency. Hedging can reduce exposure to currency exchange movements, but cannot eliminate that exposure. It is possible to lose money under a hedge.

  Funds investing in forward foreign currency exchange contracts are exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Fund is unable to enter into a closing position. Forward foreign currency exchange contracts outstanding at period end, if any, are listed after each Fund's portfolio. For the six-month period ended April 30, 2020, the average monthly outstanding currency purchased or sold in U.S. dollars for forward foreign currency exchange contracts held by the Funds were as follows:

	First Eagle Global Fund	First Eagle Overseas Fund	First Eagle Global Income Builder Fund	First Eagle High Income Fund
Forward Foreign Currency Exchange Contracts:
Average Settlement Value — Purchased	$414,346,904	$195,120,457	$8,777,578	$4,263,311
Average Settlement Value — Sold	1,916,113,383	919,526,659	50,065,608	4,258,575

The Funds adopted provisions surrounding disclosures of derivative instruments and hedging activities which require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about currency-risk-related contingent features in derivative agreements.

First Eagle Funds | Semiannual Report | April 30, 2020

Notes to Financial Statements

In order to better define its contractual rights and to secure rights that may help the Funds mitigate its counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement ("ISDA Master Agreement") or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter ("OTC") derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Funds may, under certain circumstances, offset with the counterparty certain derivative financial instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. With respect to certain counterparties, in accordance with the terms of the ISDA Master Agreement, the Funds may be required to post or receive collateral in the form of cash or debt securities issued by the U.S. Government or related agencies. Daily movement of cash collateral is subject to minimum threshold amounts. Cash collateral that has been pledged to cover obligations of a Fund, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments. Collateral received by the Funds is held in a segregated account at the Funds' custodian bank. These amounts are not reflected on the Funds' Statements of Assets and Liabilities and are disclosed in the table below. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Asset and Liabilities.

At April 30, 2020, the Funds had the following forward foreign currency exchange contracts grouped into appropriate risk categories illustrated below:

First Eagle Global Fund

			Gain or (Loss) Derivative Recognized in Income
Risk Type	Asset Derivative Fair Value(1)	Liability Derivative Fair Value(2)	Net realized Gains (Losses)(3)	Change in Appreciation (Depreciation)(4)
Foreign currency	$12,077,653	$4,633,877	$42,198,080	$14,027,355

First Eagle Funds | Semiannual Report | April 30, 2020

Notes to Financial Statements

First Eagle Overseas Fund

			Gain or (Loss) Derivative Recognized in Income
Risk Type	Asset Derivative Fair Value(1)	Liability Derivative Fair Value(2)	Net realized Gains (Losses)(3)	Change in Appreciation (Depreciation)(4)
Foreign currency	$4,949,632	$1,424,631	$21,883,965	$4,649,674

First Eagle Global Income Builder Fund

			Gain or (Loss) Derivative Recognized in Income
Risk Type	Asset Derivative Fair Value(1)	Liability Derivative Fair Value(2)	Net realized Gains (Losses)(3)	Change in Appreciation (Depreciation)(4)
Foreign currency	$399,410	$89,062	$856,661	$749,718

First Eagle High Income Fund

			Gain or (Loss) Derivative Recognized in Income
Risk Type	Asset Derivative Fair Value(1)	Liability Derivative Fair Value(2)	Net realized Gains (Losses)(3)	Change in Appreciation (Depreciation)(4)
Foreign currency	$—	$—	$(4,736)	$4,736

(1)  Statement of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.

(2)  Statement of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.

(3)  Statement of Operations location: Net realized gains (losses) from settlement of forward foreign currency exchange contracts.

(4)  Statement of Operations location: Changes in unrealized appreciation (depreciation) of forward foreign currency exchange contracts.

First Eagle Funds | Semiannual Report | April 30, 2020

Notes to Financial Statements

The following tables present each Fund's gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by each fund as of April 30, 2020:

First Eagle Global Fund

Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Received*	Net Amount (Not Less Than $0)
Goldman Sachs	$3,962,729	$(914,405)	$(3,048,324)	$—
HSBC Bank plc	8,114,924	(3,719,472)	—	4,395,452
	$12,077,653	$(4,633,877)	$(3,048,324)	$4,395,452
Counterparty	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged*	Net Amount (Not Less Than $0)
Goldman Sachs	$914,405	$(914,405)	$—	$—
HSBC Bank plc	3,719,472	(3,719,472)	—	—
	$4,633,877	$(4,633,877)	$—	$—

First Eagle Overseas Fund

Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Received*	Net Amount (Not Less Than $0)
Goldman Sachs	$1,404,687	$(721,330)	$(683,357)	$—
HSBC Bank plc	3,544,945	(703,301)	—	2,841,644
	$4,949,632	$(1,424,631)	$(683,357)	$2,841,644
Counterparty	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged*	Net Amount (Not Less Than $0)
Goldman Sachs	$721,330	$(721,330)	$—	$—
HSBC Bank plc	703,301	(703,301)	—	—
	$1,424,631	$(1,424,631)	$—	$—

First Eagle Funds | Semiannual Report | April 30, 2020

Notes to Financial Statements

First Eagle Global Income Builder Fund

Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Received*	Net Amount (Not Less Than $0)
Goldman Sachs	$96,289	$(42,895)	$(53,394)	$—
HSBC Bank plc	303,121	(46,167)	—	256,954
	$399,410	$(89,062)	$(53,394)	$256,954
Counterparty	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged*	Net Amount (Not Less Than $0)
Goldman Sachs	$42,895	$(42,895)	$—	$—
HSBC Bank plc	46,167	(46,167)	—	—
	$89,062	$(89,062)	$—	$—

*  The actual collateral received/pledged may be more than the amount reported due to over collateralization.

g)  Options — In order to seek to produce incremental earnings or protect against declines in the value of portfolio securities, each Fund may write covered call options on portfolio securities. The Funds may also use options for speculative purposes, although they generally do not employ options for this purpose.

Options contracts are valued daily based upon the official closing price on the relevant exchange on which the option is traded. If there is no official closing price, the mean between the last bid and asked prices may be used. When an option is exercised, the proceeds on the sale of a written call option are adjusted by the amount of premium received or paid. When a written option expires, the Funds will realize a gain equal to the amount of the premium received. When the Funds enter into a closing purchase transaction, the Funds will realize a gain (or loss, if the cost of the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security and the liability related to such option is eliminated.

The Funds may be required to segregate or earmark assets to cover its obligations under option contracts. In general, a call option is covered if the Funds hold, on a share-for-share basis, either the underlying shares or a call on the same security as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written (or greater than the exercise price of the call written if the difference is maintained by the Funds in cash, Treasury bills or other high grade short-term obligations earmarked with its custodian). One reason for writing options is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. Another reason for writing options is to

First Eagle Funds | Semiannual Report | April 30, 2020

Notes to Financial Statements

hedge against a moderate decline in the value of securities owned by the Funds in the case of a call option. If an increase occurs in the underlying security or stock index sufficient to result in the exercise of a call written by the Funds, it may be required to deliver securities or cash and may thereby forego some or all of the gain that otherwise may have been realized on the securities underlying the call option. This "opportunity cost" may be partially or wholly offset by the premium received for the covered call written by the Funds. The risk in writing a covered call option is that the Funds give up the opportunity for profit if the market price of the underlying security increases and the option is exercised. The Funds also have the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

The Funds may also write over-the-counter options where the completion of the obligation is dependent upon the credit standing of the counterparty.

As of April 30, 2020, portfolio securities valued at $ 7,531,102 and $ 192,071,798 were earmarked to cover collateral requirements for written options for First Eagle Global Income Builder Fund and First Eagle Fund of America, respectively.

For the six-month period ended April 30, 2020, the average monthly number of contracts outstanding for written options and purchased options held by the Funds were as follows:

	First Eagle Global Income Builder Fund	First Eagle Fund Of America
Option Contracts:
Average Number of Contracts — Purchased	—	8,571
Average Number of Contracts — Written	1,175	63,658

At April 30, 2020, the Funds had the following options grouped into appropriate risk categories illustrated below:

First Eagle Global Income Builder Fund

			Gain or (Loss) Derivative Recognized in Income
Risk Type	Asset Derivative Fair Value(1)	Liability Derivative Fair Value(2)	Net realized Gains (Losses)(3)	Change in Appreciation (Depreciation)(4)
Equity — Written options	$—	$87,099	$12,868	$55,734

First Eagle Funds | Semiannual Report | April 30, 2020

Notes to Financial Statements

First Eagle Fund of America

			Gain or (Loss) Derivative Recognized in Income
Risk Type	Asset Derivative Fair Value(1)	Liability Derivative Fair Value(2)	Net realized Gains (Losses)(3)	Change in Appreciation (Depreciation)(4)
Equity — Written options	$—	$16,585,152	$3,007,551	$(893,817)
Equity — Purchased options	—	—	(372,558)	6,155,459

(1)  Statements of Assets and Liabilities location: Investments in securities of unaffiliated issuers.

(2)  Statements of Assets and Liabilities location: Option contracts written, at value.

(3)  Statements of Operations location: Net realized gains (losses) from expiration or closing of option contracts written and transactions in investment securities of unaffiliated issuers."

(4)  Statements of Operations location: Changes in unrealized appreciation (depreciation) of option contracts written and investment securities of unaffiliated issuers."

h)  Repurchase Agreements — The Funds may enter into repurchase agreement transactions with institutions that meet the Adviser's credit guidelines. Each repurchase agreement is valued at market. The Funds require that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Funds to obtain collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

i)  Bank Loans — A Fund may invest in bank loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the "Borrower") in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the "Agent") for a group of loan investors ("Loan Investors"). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any intermediary between the Fund and the Borrower ("Intermediate Participants"). In the event that the Borrower, selling participant or Intermediate Participants becomes insolvent or enters into bankruptcy, each Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

First Eagle Funds | Semiannual Report | April 30, 2020

Notes to Financial Statements

j)  Treasury Inflation-Protected Securities — The Funds may invest in Treasury Inflation-Protected Securities ("TIPS") which are specially structured bonds in which the principal amount is adjusted to keep pace with inflation. The principal value of TIPS will be adjusted upward or downward and any increase or decrease in the principal amount of TIPS will be included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity. TIPS are subject to interest rate risk.

k)  Restricted Securities — The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of each Fund's Schedule of Investments.

l)  United States Income Taxes — No provision has been made for U.S. federal income taxes since it is the intention of each Fund to distribute to shareholders all taxable net investment income and net realized gains on investments, if any, within the allowable time limit, and to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to the regulated investment company. The Funds declare and pay such income and capital gains on an annual basis except for the First Eagle High Income Fund and the First Eagle Global Income Builder Fund which declare income daily and pay monthly.

The Funds adopted provisions surrounding income taxes, which require the tax effects of certain tax positions to be recognized. These tax positions must meet a "more likely than not" standard that, based on their technical merits, have a more than 50% likelihood of being sustained upon examination. Management of the Trust has analyzed the Funds' tax positions taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Funds' financial statements.

m)  Class Accounting — Investment income, common expenses and realized/unrealized gain or loss on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.

n)  Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

o)  Redemption Fee — A redemption fee of 2% will be applied to the First Eagle Gold Fund for the sale or exchange within 60 days of the purchase of such shares. Beginning on May 1, 2020, shareholders of the First Eagle Gold Fund will no longer be subject to a redemption fee.

p)  Foreign Taxes — The Funds may be subject to foreign taxes on income, and gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

First Eagle Funds | Semiannual Report | April 30, 2020

Notes to Financial Statements

Note 2 — Investment Advisory, Custody and Administration Agreements; Transactions with Related Persons

For its services, the Adviser receives, pursuant to an Investment Advisory Agreement between the Funds and the Adviser (the "Advisory Agreement"), an annual advisory fee as follows:

Fund	Management Fee (% of Average Daily Net Assets)
First Eagle Global Fund	0.75%
First Eagle Overseas Fund	0.75
First Eagle U.S. Value Fund	0.75	(1)
First Eagle Gold Fund	0.75
First Eagle Global Income Builder Fund	0.75
First Eagle High Income Fund	0.70	(2)
First Eagle Fund of America	0.90	(3)

(1)  The Adviser has agreed to waive First Eagle U.S. Value Fund's management fee at an annual rate in the amount of 0.05% of the average daily value of the Fund's net assets for the period through February 28, 2021. This waiver has the effect of reducing the management fee shown in the table for the term of the waiver from 0.75% to 0.70%.

(2)  The Adviser has agreed to waive First Eagle High Income Fund's management fee at an annual rate in the amount of 0.10% of the average daily value of the Fund's net assets for the period through February 28, 2021. This waiver has the effect of reducing the management fee shown in the table for the term of the waiver from 0.70% to 0.60%.

(3)  The Adviser received an annual advisory fee at the rate of 0.90% of the first $2.25 billion of the Fund's average daily net assets, 0.85% of the next $2.75 billion of the average daily net assets and 0.80% in excess of $5 billion of the average daily net assets. The Adviser has agreed to waive First Eagle Fund of America's management fee at an annual rate in the amount of 0.05% of the average daily value of the Fund's first $2.25 billion through February 28, 2021. This waiver has the effect of reducing the management fee shown in the table for the term of the waiver from 0.90% to 0.85%. The other breakpoints in excess of $2.25 billion remain unchanged. For the six-month period ended April 30, 2020, the effective rate was 0.88%.

Pursuant to a subadvisory agreement, dated December 1, 2015 ("Subadvisory Agreement") Iridian Asset Management LLC ("Iridian" or "Sub-Adviser") manages the investments of the First Eagle Fund of America. The fees paid to Iridian by the Adviser under the Subadvisory Agreement are based on a reference amount equal to 50% of the combined (i) fees received by the Adviser for advisory services on behalf of the Fund and (ii) fees received by the Fund's distributor for its shareholder liaison services on behalf of the Fund. These amounts are reduced by certain direct marketing costs borne by the Adviser in connection with the Fund and are further reduced by the amount paid by the Adviser for certain administrative expenses incurred in providing services to the Fund.

The Adviser also performs certain administrative, accounting, operations, compliance and other services on behalf of the Funds, and in accordance with its agreement with the Adviser, the Funds (except for First Eagle Global Income Builder Fund and First Eagle High Income Fund which pay

First Eagle Funds | Semiannual Report | April 30, 2020

Notes to Financial Statements

the fee described in the next paragraph) reimburse the Adviser for costs (including personnel and other costs) related to those services. These reimbursements may not exceed an annual rate of 0.05% of a Fund's average daily net assets.

Pursuant to Administrative Services Agreements between each of First Eagle Global Income Builder Fund and First Eagle High Income Fund, and the Adviser, each pay the Adviser a monthly administration fee that is accrued daily at an annual rate of 0.05% of the Fund's average daily net assets.

For the six-month period ended April 30, 2020, the Funds paid/reimbursed and had payable to the Adviser amounts shown below:

Fund	Reimbursed to Adviser	Payable to Adviser
First Eagle Global Fund	$1,167,692	$647,771
First Eagle Overseas Fund	405,883	225,161
First Eagle U.S. Value Fund	136,467	75,704
First Eagle Gold Fund	116,418	64,583
First Eagle Global Income Builder Fund	351,027	50,310
First Eagle High Income Fund	60,336	8,425
First Eagle Fund of America	108,929	60,428

The Funds have entered into a custody agreement with J.P. Morgan Chase Bank, N.A. ("JPM"). The custody agreement provides for an annual fee based on the amount of assets under custody plus transaction charges. JPM serves as custodian of the Funds' portfolio securities and other assets. JPM has directly entered into sub-custodial agreements to maintain the custody of gold and silver bullion in the Funds. Under the terms of the custody agreement between the Funds and JPM, JPM maintains and deposits in separate accounts, cash, securities and other assets of the Funds. JPM is also required, upon the order of the Funds, to deliver securities held by JPM and the sub-custodian, and to make payments for securities purchased by the Funds. JPM has also entered into sub-custodian agreements with a number of foreign banks and clearing agencies, pursuant to which portfolio securities purchased outside the United States are maintained in the custody of these entities.

The Funds have also entered into an agreement for administrative services with JPM, pursuant to which JPM provides certain financial reporting and other administrative services. JPM, as the Funds' administrator, receives annual fees separate from and in addition to the fees it receives for its services as the Funds' custodian.

FEF Distributors, LLC, a wholly owned subsidiary of the Adviser, serves as the Funds' principal underwriter. For the six-month period ended April 30, 2020, FEF Distributors, LLC realized $ 232,237, $ 12,249, $ 7,442, $ 45,112, $11,170, $ 2,443 and $ 3,336, pertaining to the sales of shares of First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund, First Eagle Global Income Builder Fund, First Eagle High Income Fund and First Eagle Fund of America, respectively.

First Eagle Funds | Semiannual Report | April 30, 2020

Notes to Financial Statements

The Trust adopted a Trustee Deferred Compensation Plan (the "Plan"), which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various First Eagle Funds until distribution in accordance with the Trustee Deferred Compensation Plan. As of April 30, 2020, balances to the Plan are included in the fees payable to the Trustees on the Statements of Assets and Liabilities.

Note 3 — Plans of Distribution

Under the terms of the Distribution Plans and Agreements ("the Plans") with FEF Distributors, LLC (the "Distributor"), pursuant to the provisions of Rule 12b-1 under the 1940 Act, the First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund, First Eagle Global Income Builder Fund, First Eagle High Income Fund and First Eagle Fund of America pay the Distributor monthly a distribution and/or service fee with respect to Class A, Class C, Class Y, Class R3 and Class R4 shares based on each Fund's average daily net assets as shown in the table below. Under the Plans, the Distributor is obligated to use the amounts received under the Plans for, among other things, payments to qualifying dealers for their assistance in the distribution of a Fund's shares and the provision of shareholder services and for other expenses such as advertising costs and the payment for the printing and distribution of prospectuses to prospective investors.

Fund	Class A	Class C	Class Y	Class R3	Class R4
First Eagle Global Fund	0.25%	1.00%	n/a	0.35%	0.10%
First Eagle Overseas Fund	0.25%	1.00%	n/a	0.35%	0.10%
First Eagle U.S. Value Fund	0.25%	1.00%	n/a	0.35%	0.10%
First Eagle Gold Fund	0.25%	1.00%	n/a	0.35%	0.10%
First Eagle Global Income Builder Fund	0.25%	1.00%	n/a	0.35%	0.10%
First Eagle High Income Fund	0.25%	1.00%	n/a	0.35%	0.10%
First Eagle Fund of America	0.25%	1.00%	0.25%	0.35%	0.10%

The Distributor bears distribution costs of a Fund to the extent they exceed payments received under the Plan. For the six-month period ended April 30, 2020, the distribution fees incurred by the Funds are disclosed in the Statements of Operations.

The Service fee covers expenses incurred by the Distributor for providing shareholder liaison services, including assistance with subscriptions, redemptions and other shareholder questions. For the six-month period ended April 30, 2020, the services fees incurred by the Funds are disclosed in the Statements of Operations.

First Eagle Funds | Semiannual Report | April 30, 2020

Notes to Financial Statements

Note 4 — Purchases and Sales of Securities

For the six-month period ended April 30, 2020, purchases and proceeds from sales of investments, excluding short-term securities, were as follows:

Fund	Purchases excluding U.S. Government Securities	Sales and Maturities excluding U.S. Government Securities	Purchases of U.S. Government Securities	Sales and Maturities of U.S. Government Securities
First Eagle Global Fund	$3,174,972,231	$4,031,850,621	$—	$—
First Eagle Overseas Fund	1,026,677,244	1,099,478,198	—	—
First Eagle U.S. Value Fund	82,752,884	181,448,624	—	—
First Eagle Gold Fund	81,001,563	31,880,092	—	—
First Eagle Global Income Builder Fund	167,454,709	173,713,647	68,141,991	57,250,770
First Eagle High Income Fund	50,653,392	81,876,182	—	—
First Eagle Fund of America	159,581,216	297,398,701	—	—

Note 5 — Line of Credit

On June 17, 2019, the Funds renewed a $200 million committed, unsecured line of credit ("Credit Facility") with JPM for the First Eagle Funds, to be utilized for temporarily financing the purchase or sale of securities for prompt delivery in the ordinary course of business or for temporarily financing the redemption of shares of each Fund at the request of shareholders and other temporary or emergency purposes. Under the Credit Facility arrangement, each Fund has agreed to pay an annual commitment fee on the unused balance, allocated pro rata, based on the relative asset size of the Funds. A portion of the commitment fees related to the Credit Facility are paid by the Funds and are included in other expenses in the Statements of Operations. During the period, the Funds had no borrowings under the agreement.

Note 6 — Indemnification and Investment Risk

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote. The Funds may have elements of risk not typically associated with investments in the United States due to their investments in foreign countries or regions. Such foreign investments may subject the Funds to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities. The securities markets in many emerging-market countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of developed countries.

First Eagle Funds | Semiannual Report | April 30, 2020

Notes to Financial Statements

The First Eagle High Income Fund and First Eagle Global Income Builder Fund invest in high yield securities which may be subject to greater levels of interest rate, credit and liquidity risk than investment grade securities. These high yield securities may be considered speculative with respect to the issuer's continuing ability to make principal and interest payments and may be subject to significant price fluctuations.

The Funds are subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Funds could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

The Funds enter into derivatives which may represent off-balance sheet risk. Off-balance sheet risk exists when the maximum potential loss on a particular investment is greater than the value of such investment as reflected in the Statements of Assets and Liabilities.

Note 7 — Redemption In-Kind Transactions

The redemption in-kind policy for all of the Funds reserves the right of the Funds to pay redemptions in-kind (i.e., payments in the form of marketable securities or, as needed, other traded assets, rather than cash) if the redemption request is large enough to affect a Fund's operations (for example, if it represents more than $250,000 or 1% of the Fund's assets). When receiving assets distributed in-kind, the recipient will bear applicable commissions or other costs on their sale. There were no redemptions in-kind during the year ended April 30, 2020.

Note 8 — New Accounting Pronouncements and Regulations

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update No. 2017-08 ("ASU 2017-08"), "Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities." ASU 2017-08 changed the amortization period for certain callable debt securities held at a premium. Specifically, it required the premium to be amortized to the earliest call date. The Fund has adopted and applied ASU 2017-08 on a modified retrospective basis through a cumulative-effect adjustment as of the beginning of the period of adoption. As a result of the adoption of ASU 2017-08, as of November 1, 2019, the amortized cost basis of investments was reduced and unrealized appreciation of investments was increased by the following:

First Eagle Global Income Builder Fund	$100,592.58
First Eagle High Income Fund	232,609.91

The adoption of ASU 2017-08 had no impact on beginning net assets, the current period results from operations, or any prior period information presented in the financial statements.

First Eagle Funds | Semiannual Report | April 30, 2020

Notes to Financial Statements

Note 9 — Subsequent Events

At a meeting of the Board of the Trust held on June 4, 2020, the Board approved the following changes for First Eagle Fund of America (the "Fund"): The Fund will have a new investment objective and new principal investment strategy; Iridian will resign as subadviser to the Fund; Julien Albertini, Manish Gupta and Christian Heck of the Adviser will serve as the Fund's portfolio managers upon Iridian's resignation; the Adviser will continue to serve as the Fund's investment adviser at a lower annualized advisory fee rate of 0.50%; and the Adviser will agree to support contractual limitations on the Fund's expenses. These changes will be implemented contemporaneous with the effectiveness of an amendment to the Fund's registration statement, which is expected to be on or about August 10, 2020.

On or about that date, the Fund's investment objective will be to seek capital appreciation and current income. To achieve that investment objective, at least 65% of the Fund's net assets will be income-producing, including equity, hybrid, option, and debt securities. That generally means that at least 65% of the Fund's net assets (plus any borrowings for investment purposes) will be allocated to such investments that pay a dividend or other related income. In selecting companies for investment, the Adviser will seek to identify what it considers to be high quality companies. While a company selected for investment may not meet all of these characteristics, the Adviser considers a high quality company to demonstrate, in the opinion of the Adviser, some or all of the following: durable competitive advantage(s); conservative capital structure; prudent management; and attractive financial metrics.

The investment philosophy and strategy of the Fund at that time can be broadly characterized as a "value" approach, as it will seek a "margin of safety" in each investment purchase with the goal being to avoid permanent impairment of capital (as opposed to temporary losses in share value relating to shifting investor sentiment or other normal share price volatility). In particular, a discount to "intrinsic value" will be sought even for the best of businesses, with a deeper discount demanded for companies that the Adviser views as under business model, balance sheet, management or other stresses. "Intrinsic value" will be based on the Adviser's judgment of what a prudent and rational business buyer would pay in cash for all of the company in normal markets.

When the new objective and strategies are in effect, the Fund will be subject to real estate securities risk and high portfolio turnover risk as additional principal risks. In this regard, it is anticipated that there will be significant near-term portfolio turnover, and attendant costs and tax consequences, as the new portfolio managers implement the new objective and strategies. The transition to a portfolio consistent with the Fund's new investment objective and strategies will require some time to complete after the expected August effective date for these new terms. During that transition period, it is expected that the Fund will not be as invested in income producing securities as will be the case once the transition is complete.

In the interim, the Fund's portfolio continues to be managed by Iridian in accordance with the Fund's current investment objective and strategies.

A supplement to the Prospectus describes these changes in greater detail. Please read that supplement, which is dated June 9, 2020, carefully.

First Eagle Funds | Semiannual Report | April 30, 2020

Notes to Financial Statements

In accordance with the provision surrounding Subsequent Events adopted by the Funds, management has evaluated the possibility of subsequent events existing in the Funds' financial statements. Management has determined that there are no additional material events that would require disclosures in the Funds' financial statements.

First Eagle Funds | Semiannual Report | April 30, 2020

Fund Expenses (unaudited)

Example

As a shareholder of the First Eagle Funds, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including advisory fees; distribution fees (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on November 1, 2019 and held for the six-months ended April 30, 2020.

Actual Expenses

The table below titled "Based on Actual Total Return" provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

First Eagle Funds | Semiannual Report | April 30, 2020

Fund Expenses (unaudited)

Based on Actual Total Return(1)

	Actual Total Return Without Sales Charges(2)	Beginning Account Date Value 4/30/20	Ending Account Value	Annualized Expense	Expenses Paid for the Period(3)
First Eagle Global Fund Consolidated
Class A	-8.58%	$1,000	$914.20	1.11	$5.28
Class C	-8.92	$1,000	$910.80	1.88	$8.93
Class I	-8.45	$1,000	$915.50	0.86	$4.10
Class R3	-8.58	$1,000	$914.20	1.14	$5.43
Class R4	-8.47	$1,000	$915.30	0.92	$4.38
Class R5	-8.71	$1,000	$912.90	1.34	$6.37
Class R6	-8.41	$1,000	$915.90	0.79	$3.76
First Eagle Overseas Fund Consolidated
Class A	-8.86	$1,000	$911.40	1.15	$5.47
Class C	-9.20	$1,000	$908.00	1.90	$9.01
Class I	-8.72	$1,000	$912.80	0.87	$4.14
Class R3	-8.97	$1,000	$910.30	1.37	$6.51
Class R4	-8.84	$1,000	$911.60	1.04	$4.94
Class R5	-8.87	$1,000	$911.30	1.14	$5.42
Class R6	-8.70	$1,000	$913.00	0.80	$3.81
First Eagle U.S. Value Fund Consolidated
Class A	-9.72	$1,000	$902.80	1.12	$5.30
Class C	-10.06	$1,000	$899.40	1.90	$8.97
Class I	-9.59	$1,000	$904.10	0.84	$3.98
Class R3	-9.81	$1,000	$901.90	1.27	$6.01
Class R4	-9.75	$1,000	$902.50	1.06	$5.01
Class R5	-9.65	$1,000	$903.50	0.96	$4.54
Class R6	-9.60	$1,000	$904.00	0.79	$3.74
First Eagle Gold Fund Consolidated
Class A	21.97	$1,000	$1219.70	1.25	$6.90
Class C	21.51	$1,000	$1215.10	2.00	$11.01
Class I	22.17	$1,000	$1221.70	0.96	$5.30
Class R3	22.01	$1,000	$1220.10	1.23	$6.79
Class R4	22.17	$1,000	$1221.70	0.98	$5.41
Class R5	21.94	$1,000	$1219.40	0.99	$5.46
Class R6	22.22	$1,000	$1222.20	0.87	$4.81

First Eagle Funds | Semiannual Report | April 30, 2020

Fund Expenses (unaudited)

Based on Actual Total Return(1)—(continued)

	Actual Total Return Without Sales Charges(2)	Beginning Account Date Value 4/30/20	Ending Account Value	Annualized Expense	Expenses Paid for the Period(3)
First Eagle Global Income Builder Fund
Class A	-7.41	$1,000	$925.90	1.18	$5.65
Class C	-7.73	$1,000	$922.70	1.95	$9.32
Class I	-7.23	$1,000	$927.70	0.94	$4.51
Class R3	-7.45	$1,000	$925.50	1.42	$6.80
Class R4	-7.34	$1,000	$926.60	1.09	$5.22
Class R5	-7.29	$1,000	$927.10	0.98	$4.70
Class R6	-7.25	$1,000	$927.50	0.95	$4.55
First Eagle High Income Fund (formerly named First Eagle High Yield Fund)
Class A	-6.57	$1,000	$934.30	1.25	$6.01
Class C	-6.93	$1,000	$930.70	2.02	$9.70
Class I	-6.44	$1,000	$935.60	0.96	$4.62
Class R3	-6.63	$1,000	$933.70	1.39	$6.68
Class R4	-6.80	$1,000	$932.00	1.46	$7.01
Class R5	-6.50	$1,000	$935.00	1.06	$5.10
Class R6	-6.42	$1,000	$935.80	0.90	$4.33
First Eagle Fund of America
Class A	-11.31	$1,000	$886.90	1.36	$6.38
Class C	-11.63	$1,000	$883.70	2.11	$9.88
Class I	-11.16	$1,000	$888.40	1.02	$4.79
Class Y	-11.33	$1,000	$886.70	1.35	$6.33
Class R3	-11.36	$1,000	$886.40	1.47	$6.89
Class R4	-11.27	$1,000	$887.30	1.24	$5.82
Class R5	-11.24	$1,000	$887.60	1.14	$5.35
Class R6	-11.16	$1,000	$888.40	0.99	$4.65

(1)  For the six-months ended April 30, 2020.

(2)  Past performance does not guarantee future results. Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year.

(3)  Expenses are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

First Eagle Funds | Semiannual Report | April 30, 2020

Fund Expenses (unaudited)

Hypothetical Example for Comparison Purposes

The table below titled "Based on Hypothetical Total Return" provides information about hypothetical account values and hypothetical expenses based on the actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the First Eagle Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Funds and other funds. To do so, compare the 5% hypothetical example relating to the Fund with the 5% hypothetical examples that appear in the shareholder reports of other funds.

This example is based on an investment of $1,000 invested on November 1, 2019 and held for the six-months ended April 30, 2020.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

First Eagle Funds | Semiannual Report | April 30, 2020

Fund Expenses (unaudited)

Based on Hypothetical Total Return(1)

	Hypothetical Annualized Total Return	Beginning Account Date Value	Ending Account Value	Annualized Expense	Expenses Paid for the Period(2)
First Eagle Global Fund Consolidated
Class A	5.00	$1,000	$1019.34	1.11	$5.57
Class C	5.00	$1,000	$1015.51	1.88	$9.42
Class I	5.00	$1,000	$1020.59	0.86	$4.32
Class R3	5.00	$1,000	$1019.19	1.14	$5.72
Class R4	5.00	$1,000	$1020.29	0.92	$4.62
Class R5	5.00	$1,000	$1018.20	1.34	$6.72
Class R6	5.00	$1,000	$1020.93	0.79	$3.97
First Eagle Overseas Fund Consolidated
Class A	5.00	$1,000	$1019.14	1.15	$5.77
Class C	5.00	$1,000	$1015.37	1.90	$9.52
Class I	5.00	$1,000	$1020.54	0.87	$4.37
Class R3	5.00	$1,000	$1018.05	1.37	$6.87
Class R4	5.00	$1,000	$1019.69	1.04	$5.22
Class R5	5.00	$1,000	$1019.19	1.14	$5.72
Class R6	5.00	$1,000	$1020.89	0.80	$4.02
First Eagle U.S. Value Fund Consolidated
Class A	5.00	$1,000	$1019.29	1.12	$5.62
Class C	5.00	$1,000	$1015.42	1.90	$9.52
Class I	5.00	$1,000	$1020.69	0.84	$4.22
Class R3	5.00	$1,000	$1018.55	1.27	$6.37
Class R4	5.00	$1,000	$1019.59	1.06	$5.32
Class R5	5.00	$1,000	$1020.09	0.96	$4.82
Class R6	5.00	$1,000	$1020.93	0.79	$3.97
First Eagle Gold Fund Consolidated
Class A	5.00	$1,000	$1018.65	1.25	$6.27
Class C	5.00	$1,000	$1014.92	2.00	$10.02
Class I	5.00	$1,000	$1020.09	0.96	$4.82
Class R3	5.00	$1,000	$1018.75	1.23	$6.17
Class R4	5.00	$1,000	$1019.99	0.98	$4.92
Class R5	5.00	$1,000	$1019.94	0.99	$4.97
Class R6	5.00	$1,000	$1020.54	0.87	$4.37

First Eagle Funds | Semiannual Report | April 30, 2020

Fund Expenses (unaudited)

Based on Hypothetical Total Return(1)—(continued)

	Hypothetical Annualized Total Return	Beginning Account Date Value	Ending Account Value	Annualized Expense	Expenses Paid for the Period(2)
First Eagle Global Income Builder Fund
Class A	5.00	$1,000	$1019.00	1.18	$5.92
Class C	5.00	$1,000	$1015.17	1.95	$9.77
Class I	5.00	$1,000	$1020.19	0.94	$4.72
Class R3	5.00	$1,000	$1017.80	1.42	$7.12
Class R4	5.00	$1,000	$1019.44	1.09	$5.47
Class R5	5.00	$1,000	$1019.99	0.98	$4.92
Class R6	5.00	$1,000	$1020.14	0.95	$4.77
First Eagle High Income Fund (formerly named First Eagle High Yield Fund)
Class A	5.00	$1,000	$1018.65	1.25	$6.27
Class C	5.00	$1,000	$1014.82	2.02	$10.12
Class I	5.00	$1,000	$1020.04	0.96	$4.82
Class R3	5.00	$1,000	$1017.95	1.39	$6.97
Class R4	5.00	$1,000	$1017.60	1.46	$7.32
Class R5	5.00	$1,000	$1019.59	1.06	$5.32
Class R6	5.00	$1,000	$1020.34	0.90	$4.52
First Eagle Fund of America
Class A	5.00	$1,000	$1018.05	1.36	$6.82
Class C	5.00	$1,000	$1014.32	2.11	$10.57
Class I	5.00	$1,000	$1019.74	1.02	$5.12
Class Y	5.00	$1,000	$1018.15	1.35	$6.77
Class R3	5.00	$1,000	$1017.55	1.47	$7.37
Class R4	5.00	$1,000	$1018.70	1.24	$6.22
Class R5	5.00	$1,000	$1019.19	1.14	$5.72
Class R6	5.00	$1,000	$1019.94	0.99	$4.97

(1)  For the six-months ended April 30, 2020.

(2)  Expenses are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

First Eagle Funds | Semiannual Report | April 30, 2020

General Information

Form N-PORT and Form N-Q portfolio schedule

The First Eagle Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Prior to March 31, 2019, each Fund filed a complete schedule of its fund holdings for the first and third quarters of each fiscal year with the SEC on Form N-Q. The Funds' Form N-PORT and Form N-Q are available on the SEC's Web site at www.sec.gov. Additionally, you may obtain copies of Form N-PORT and Form N-Q from the Fund upon request by calling 1.800.334.2143.

Proxy voting policies, procedures and record

You may obtain (1) a description of the Funds' proxy voting policies, (2) a description of the Funds' proxy voting procedures and (3) information regarding how the Funds voted any proxies related to portfolio securities during the most recent twelve-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Funds directly at 1.800.334.2143 or on the EDGAR Database on the SEC's Web site at www.sec.gov.

First Eagle Funds | Semiannual Report | April 30, 2020

First Eagle Funds

Trustees

Lisa Anderson

John P. Arnhold

Candace K. Beinecke (Chair)

Peter W. Davidson^

Jean D. Hamilton

James E. Jordan

William M. Kelly

Paul J. Lawler

Mehdi Mahmud

Trustee Emeritus

Jean-Marie Eveillard*

Officers

Mehdi Mahmud

President

Robert Bruno

Senior Vice President

Joseph T. Malone

Chief Financial Officer

Albert Pisano

Chief Compliance Officer

David O'Connor

General Counsel

Sheelyn Michael

Secretary & Deputy General Counsel

Tricia Larkin

Treasurer

Michael Luzzatto

Vice President

Neal Ashinsky

Assistant Treasurer

Thomas Meyer

Assistant Treasurer

Investment Adviser

First Eagle Investment Management, LLC

1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Sidley Austin LLP

787 Seventh Avenue
New York, NY 10019

Custodian

JPMorgan Chase Bank, N.A.

4 Chase Metrotech Center, Floor 16,
Brooklyn, NY, 11245

Shareholder Servicing Agent

DST Systems, Inc.

330 West 9th Street
Kansas City, MO 64105
800.334.2143

Underwriter

FEF Distributors, LLC

1345 Avenue of the Americas
New York, NY 10105

Independent Registered Public
Accounting Firm

PricewaterhouseCoopers LLP

300 Madison Avenue
New York, NY 10017

^  Mr. Davidson became a Trustee effective December 17, 2019.

*  Mr. Eveillard is a former member of the Board of Trustees and is invited to attend all Board meetings. He is not a Trustee for purposes of the Trust's Declaration of Trust, Delaware law of the Investment Company Act.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of First Eagle Funds.

First Eagle Funds | Semiannual Report | April 30, 2020

First Eagle Investment Management, LLC

1345 Avenue of the Americas, New York, NY 10105-0048

800.334.2143 www.feim.com

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer. Copies of the code of ethics may be requested free of charge by calling 1-800-334-2143 (toll free).

Item 3.	Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4.	Principal Accountant Fees and Services

Not applicable to this semi-annual report.

Item 5.	Audit Committee of Listed Registrants

Not applicable at this time.

Item 6.	Schedule of Investments.

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable at this time.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable at this time.

Item 9.	Purchases of Equity Securities by Close-End Management Investment Company and Affiliated Purchasers.

Not applicable at this time.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable at this time.

Item 11.	Controls and Procedures.

(a) In the opinion of the principal executive officer and principal financial officer, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed and are operating effectively to ensure (i) that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared; and (ii) that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed End Management Investment Companies

(a)(1) Not applicable to this semi-annual report.

Item 13.	Exhibit List

Exhibit Index

(2) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)): Attached hereto.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	First Eagle Funds

By (Signature and Title)*	/s/ Mehdi Mahmud
Mehdi Mahmud, President

Date: July 7, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Mehdi Mahmud
Mehdi Mahmud, Principal Executive Officer

Date: July 7, 2020

By (Signature and Title)*	/s/ Joseph T. Malone
Joseph T. Malone, Principal Financial Officer

Date: July 7, 2020

*          Print the name and title of each signing officer under his or her signature.